UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22509

LoCorr Investment Trust

(Exact name of registrant as specified in charter)

687 Excelsior Blvd

Excelsior, MN 55331

(Address of principal executive offices) (Zip code)

CT Corporation System

1300 East Ninth Street

Cleveland, OH 44114
(Name and address of agent for service)

952.767.2920

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Stockholders.

(a)

LoCorr Macro Strategies Fund
Class A | LFMAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	2.14%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Macro Strategies Fund	PAGE 1	TSR_SAR_540132107

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR_SAR_540132107

LoCorr Macro Strategies Fund
Class C | LFMCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$150	2.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Macro Strategies Fund	PAGE 1	TSR_SAR_540132206

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR_SAR_540132206

LoCorr Macro Strategies Fund
Class I | LFMIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Macro Strategies Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	1.89%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$1,677,974,161
Number of Holdings	487
Portfolio Turnover	71%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	36.8%
Federal National Mortgage Association	4.0%
Federal Farm Credit Banks Funding Corp.	3.9%
United States Treasury Bill	2.3%
Fannie Mae Connecticut Avenue Securities	2.2%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.0%
Federal Home Loan Banks	1.9%
Bank of America Corp.	1.2%
BX Trust	0.9%
Toyota Auto Receivables Owner Trust	0.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Macro Strategies Fund	PAGE 1	TSR_SAR_540132305

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Macro Strategies Fund	PAGE 2	TSR_SAR_540132305

LoCorr Long/Short Commodities Strategy Fund
Class A | LCSAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	1.99%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR_SAR_540132404

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR_SAR_540132404

LoCorr Long/Short Commodities Strategy Fund
Class C | LCSCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$137	2.74%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR_SAR_540132503

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR_SAR_540132503

LoCorr Long/Short Commodities Strategy Fund
Class I | LCSIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Long/Short Commodities Strategy Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$87	1.74%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$872,030,457
Number of Holdings	216
Portfolio Turnover	42%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	26.3%
Galaxy Commodity - Polaris Fund LLC	12.6%
LoCorr Commodities Index	9.5%
United States Treasury Bill	8.7%
Federal Home Loan Banks	3.7%
Federal National Mortgage Association	2.7%
Fannie Mae Connecticut Avenue Securities	1.9%
Federal Farm Credit Banks Funding Corp.	1.4%
Freddie Mac Structured Agency Credit Risk Debt Notes	1.3%
Bank of America Corp.	1.0%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Long/Short Commodities Strategy Fund	PAGE 1	TSR_SAR_540132602

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Long/Short Commodities Strategy Fund	PAGE 2	TSR_SAR_540132602

LoCorr Market Trend Fund
Class A | LOTAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	2.02%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR_SAR_540132842

LoCorr Market Trend Fund
Class C | LOTCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$148	2.77%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR_SAR_540132834

LoCorr Market Trend Fund
Class I | LOTIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Market Trend Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$95	1.77%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$419,638,280
Number of Holdings	274
Portfolio Turnover	64%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
United States Treasury Note	31.4%
Federal Home Loan Banks	5.0%
Federal Farm Credit Banks Funding Corp.	2.9%
Freddie Mac Structured Agency Credit Risk Debt Notes	2.4%
Fannie Mae Connecticut Avenue Securities	2.2%
Federal National Mortgage Association	1.6%
Bank of America Corp.	1.2%
BX Trust	0.8%
GM Financial Consumer Automobile Receivables Trust	0.8%
MVW Owner Trust	0.8%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Market Trend Fund	PAGE 1	TSR_SAR_540132826

LoCorr Dynamic Opportunity Fund
Class A | LEQAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$119	2.39%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132701

LoCorr Dynamic Opportunity Fund
Class C | LEQCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	3.14%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132800

LoCorr Dynamic Opportunity Fund
Class I | LEQIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Dynamic Opportunity Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$107	2.14%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$52,608,098
Number of Holdings	178
Portfolio Turnover	300%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
TKO Group Holdings, Inc.	2.9%
Kimco Realty Corp.	2.7%
Penn National Gaming, Inc.	1.8%
Park Hotels & Resorts, Inc.	1.8%
Zoom Video Communications, Inc.	1.5%
Sprinklr, Inc.	1.5%
ROBLOX Corp.	1.3%
Healthcare Realty Trust, Inc.	1.3%
SPDR S&P Biotech ETF	1.2%
Endeavor Group Holdings, Inc.	1.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Dynamic Opportunity Fund	PAGE 1	TSR-SAR-540132883

LoCorr Spectrum Income Fund
Class A | LSPAX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$105	2.05%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Spectrum Income Fund	PAGE 1	TSR_SAR_540132875

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR_SAR_540132875

LoCorr Spectrum Income Fund
Class C | LSPCX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$143	2.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Spectrum Income Fund	PAGE 1	TSR_SAR_540132867

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR_SAR_540132867

LoCorr Spectrum Income Fund
Class I | LSPIX
Semi-Annual Shareholder Report | June 30, 2024
This semi-annual shareholder report contains important information about the LoCorr Spectrum Income Fund for the period of January 1, 2024to June 30, 2024. You can find additional information about the Fund at https://locorrfunds.com/literature/. You can also request this information by contacting us at 1-855-523-8637.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$92	1.80%
KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$70,321,755
Number of Holdings	72
Portfolio Turnover	30%
Visit https://locorrfunds.com/literature/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2024)
Security Type Breakdown (%)

Top 10 Issuers	(%)
AGNC Investment Corp.	4.1%
Annaly Capital Management, Inc.	4.0%
Rithm Capital Corp.	2.8%
Agnico Eagle Mines Ltd.	2.8%
Barrick Gold Corp.	2.6%
Energy Transfer LP	2.5%
Enterprise Products Partners LP	2.4%
Blackstone Secured Lending Fund	2.2%
CVR Partners LP	2.2%
FS KKR Capital Corp.	2.1%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://locorrfunds.com/literature/
LoCorr Spectrum Income Fund	PAGE 1	TSR_SAR_540132859

HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your LoCorr Fund Management, LLC documents not be householded, please contact LoCorr Fund Management, LLC at 1-855-523-8637, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by LoCorr Fund Management, LLC or your financial intermediary.
LoCorr Spectrum Income Fund	PAGE 2	TSR_SAR_540132859

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

LoCorr Investment Trust
Core Financial Statements
June 30, 2024 (Unaudited)

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 36.8%
United States Treasury Note
7.63%, 02/15/2025	$1,500,000	$ 1,524,023
4.25%, 01/31/2026	97,035,000	96,102,554
3.75%, 04/15/2026	33,280,000	32,684,600
0.75%, 05/31/2026	16,590,000	15,385,281
4.50%, 07/15/2026	29,605,000	29,478,948
1.50%, 08/15/2026	16,175,000	15,136,893
4.13%, 02/15/2027	135,425,000	133,890,889
4.50%, 04/15/2027	45,265,000	45,204,883
3.88%, 11/30/2027	15,990,000	15,690,812
3.63%, 03/31/2028	26,735,000	25,996,654
1.38%, 10/31/2028	33,490,000	29,547,076
3.75%, 12/31/2028	27,240,000	26,557,936
4.25%, 02/28/2029	86,210,000	85,876,610
4.63%, 04/30/2029	63,775,000	64,547,276
TOTAL U.S. TREASURY SECURITIES (Cost $618,593,344)		617,624,435
CORPORATE BONDS - 17.4%
Aerospace & Defense - 0.6%
Boeing Co., 3.25%, 02/01/2028	5,445,000	4,987,819
L3Harris Technologies, Inc., 5.40%, 01/15/2027	3,145,000	3,158,359
RTX Corp., 4.13%, 11/16/2028	1,455,000	1,401,393
		9,547,571
Agriculture - 0.2%
Philip Morris International, Inc., 4.88%, 02/15/2028	2,655,000	2,633,069
Auto Manufacturers - 1.0%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027(a)	2,625,000	2,606,388
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	4,755,000	4,756,103
General Motors Financial Co., Inc., 5.80%, 06/23/2028	4,605,000	4,663,735
Toyota Motor Credit Corp., 5.60%, 09/11/2025	1,380,000	1,385,344
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	2,975,000	2,806,610
		16,218,180
Banks - 6.4%
Banco Santander SA
3.50%, 03/24/2025	2,535,000	2,497,511
2.75%, 05/28/2025	390,000	379,879
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	8,610,000	8,404,109
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	12,225,000	12,486,586
Bank of America NA, 5.53%, 08/18/2026	11,290,000	11,368,067
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	4,410,000	4,567,080
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	2,070,000	1,982,149
Citibank NA, 5.44%, 04/30/2026	3,895,000	3,908,615
Credit Suisse AG, 5.00%, 07/09/2027	1,900,000	1,884,607

The accompanying notes are an integral part of these financial statements.

1

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	$ 3,280,000	$ 3,314,628
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	9,115,000	9,118,537
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	1,870,000	1,953,452
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	2,820,000	2,886,279
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	2,700,000	2,660,854
JPMorgan Chase & Co., 5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	10,015,000	10,179,357
Morgan Stanley, 5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	1,505,000	1,531,384
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	8,200,000	8,139,342
NatWest Markets PLC, 5.41%, 05/17/2029(a)	2,875,000	2,885,606
Toronto-Dominion Bank
3.77%, 06/06/2025	1,990,000	1,957,827
1.25%, 09/10/2026	4,775,000	4,378,779
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	1,135,000	1,121,557
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	2,940,000	2,988,609
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	7,645,000	7,718,348
		108,313,162
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	2,930,000	2,942,627
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	3,805,000	3,805,705
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	1,410,000	1,364,834
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	1,405,000	1,389,150
Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	5,555,000	5,300,974
Diversified Financial Services - 0.7%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	6,375,000	6,470,097
Air Lease Corp., 5.85%, 12/15/2027	3,470,000	3,514,473
Private Export Funding Corp., 3.25%, 06/15/2025	1,255,000	1,230,127
		11,214,697
Electric - 1.2%
Duke Energy Progress LLC, 3.45%, 03/15/2029	2,080,000	1,941,047
Florida Power & Light Co.
5.05%, 04/01/2028	3,605,000	3,619,737
4.40%, 05/15/2028	4,560,000	4,483,335
Georgia Power Co., 5.00%, 02/23/2027	3,890,000	3,878,347

The accompanying notes are an integral part of these financial statements.

2

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
NSTAR Electric Co., 3.20%, 05/15/2027	$ 2,935,000	$ 2,793,220
Southern California Edison Co., 1.20%, 02/01/2026	895,000	838,428
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	2,830,000	2,816,072
		20,370,186
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	1,515,000	1,518,092
Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	2,480,000	2,355,127
Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	2,480,000	2,348,715
Healthcare-Products - 0.4%
Baxter International, Inc., 1.32%, 11/29/2024	3,400,000	3,338,260
Revvity, Inc., 0.85%, 09/15/2024	3,150,000	3,114,986
		6,453,246
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	3,540,000	3,343,569
Insurance - 0.5%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	2,070,000	1,983,068
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	975,000	975,477
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	2,130,000	1,990,220
Protective Life Global Funding, 0.78%, 07/05/2024(a)	3,820,000	3,817,884
		8,766,649
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	1,505,000	1,507,052
Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	929,000	920,017
Oil & Gas - 0.1%
Marathon Oil Corp., 5.30%, 04/01/2029	955,000	959,444
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	1,345,000	1,350,118
Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	1,525,000	1,519,594
Astrazeneca Finance LLC, 4.80%, 02/26/2027	1,235,000	1,228,066
CVS Health Corp.
2.88%, 06/01/2026	5,925,000	5,641,317
5.00%, 01/30/2029	965,000	955,630
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	5,985,000	5,883,095
		15,227,702

The accompanying notes are an integral part of these financial statements.

3

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pipelines - 1.0%
Enbridge, Inc.
2.50%, 02/14/2025	$ 2,005,000	$ 1,964,750
6.00%, 11/15/2028	2,565,000	2,643,623
Energy Transfer LP, 6.05%, 12/01/2026	5,825,000	5,899,418
Williams Cos, Inc.
5.40%, 03/02/2026	4,170,000	4,165,821
4.90%, 03/15/2029	1,950,000	1,925,131
		16,598,743
REITS - 1.4%
American Homes 4 Rent LP, 4.90%, 02/15/2029	1,415,000	1,383,775
Brixmor Operating Partnership LP
3.85%, 02/01/2025	1,955,000	1,933,698
4.13%, 06/15/2026	1,730,000	1,684,241
Essex Portfolio LP, 1.70%, 03/01/2028	1,435,000	1,259,935
Kite Realty Group LP, 4.00%, 10/01/2026	4,200,000	4,058,930
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	3,310,000	3,314,155
SITE Centers Corp.
3.63%, 02/01/2025	5,580,000	5,505,988
4.70%, 06/01/2027	3,665,000	3,637,747
		22,778,469
Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	2,410,000	2,405,549
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	3,460,000	3,492,592
4.20%, 04/01/2030	1,250,000	1,190,634
		7,088,775
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	1,810,000	1,798,462
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	2,305,000	2,085,122
Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	3,640,000	3,367,619
T-Mobile USA, Inc.
4.80%, 07/15/2028	2,375,000	2,344,059
4.85%, 01/15/2029	4,580,000	4,525,380
Verizon Communications, Inc., 2.10%, 03/22/2028	3,890,000	3,499,796
		13,736,854
TOTAL CORPORATE BONDS (Cost $292,137,772)		291,936,311
MORTGAGE-BACKED SECURITIES - 10.7%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	3,150,000	2,867,988

The accompanying notes are an integral part of these financial statements.

4

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 7.01% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	$ 1,420,000	$ 1,416,891
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.28% (1 mo. Term SOFR + 0.94%), 12/18/2037(a)	40,091	39,999
BBCMS Trust
Series 2015-VFM, Class A1, 2.47%, 03/10/2036(a)	447,482	430,159
Series 2023-C19, Class A2B, 5.75%, 04/15/2056	7,135,000	7,125,279
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 7.02% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	3,435,000	3,404,928
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	6,050,000	5,981,971
Series 2021-XL2, Class B, 6.44% (1 mo. Term SOFR + 1.11%), 10/15/2038(a)	3,871,495	3,813,458
Series 2022-PSB, Class B, 8.28% (1 mo. Term SOFR + 2.95%), 08/15/2039(a)	877,789	876,417
Series 2022-VAMF, Class B, 6.61% (1 mo. Term SOFR + 1.28%), 01/15/2039(a)	1,750,000	1,721,563
Series 2024-XL5, Class A, 6.72% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	3,356,439	3,337,559
Citigroup Commercial Mortgage Trust
Series 2014-GC25, Class A4, 3.64%, 10/10/2047	2,500,000	2,489,071
Series 2016-C3, Class A4, 3.15%, 11/15/2049	704,000	663,046
Series 2021-PRM2, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 10/15/2038(a)	5,250,000	5,197,532
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037(a)	5,667,923	5,646,669
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	2,450,000	2,394,578
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 6.14% (1 mo. Term SOFR + 0.82%), 11/15/2038(a)	1,997,675	1,973,966
Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	5,393,722	5,326,524
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.80% (30 day avg SOFR US + 2.46%), 01/25/2031	902,877	923,192
Series 2022-R01, Class 1M2, 7.24% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	875,000	885,396
Series 2022-R03, Class 1M2, 8.84% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	5,000,000	5,262,825
Series 2022-R04, Class 1M2, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	2,915,000	3,036,326
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	380,000	393,431
Series 2022-R06, Class 1M2, 9.19% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	1,245,000	1,319,627

The accompanying notes are an integral part of these financial statements.

5

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-R07, Class 1M2, 9.99% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	$ 3,214,706	$ 3,483,941
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	4,090,000	4,331,908
Series 2023-R01, Class 1M2, 9.09% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	4,400,000	4,713,278
Series 2023-R02, Class 1M2, 8.69% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	5,000,000	5,281,117
Series 2023-R04, Class 1M2, 8.89% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	4,407,000	4,741,189
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	2,225,271	2,231,423
Freddie Mac Multifamily Structured Pass Through Certificates, Series K059, Class A1, 2.76%, 09/25/2025	1,071,022	1,045,277
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	9,779,957	9,806,997
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, 7.14% (30 day avg SOFR US + 1.80%), 11/25/2041(a)	3,590,000	3,626,908
Series 2022-DNA2, Class M1B, 7.74% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	2,834,196	2,904,973
Series 2022-DNA3, Class M1B, 8.24% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	5,280,000	5,487,501
Series 2022-DNA4, Class M1B, 8.69% (30 day avg SOFR US + 3.35%), 05/25/2042(a)	2,685,000	2,818,825
Series 2022-DNA5, Class M1B, 9.84% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	7,680,000	8,331,103
Series 2022-DNA6, Class M1B, 9.04% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	2,670,000	2,843,372
Series 2023-DNA1, Class M1B, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	2,085,000	2,198,968
Series 2023-DNA2, Class M1B, 8.59% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	5,210,000	5,516,098
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(c)	1,025,981	981,773
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024(c)	3,478,620	3,445,915
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038(a)	3,850,000	3,161,079
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	6,000,000	5,928,295
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(c)	1,132,473	994,503
GSCG Trust, Series 2019-600C, Class A, 2.94%, 09/06/2034(a)	2,065,000	1,534,553
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	850,407	850,085
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class ASB, 3.66%, 09/15/2047	56,080	55,934
Ladder Capital Commercial Mortgage Securities LLC, Series 2013-GCP, Class A1, 3.57%, 02/15/2036(a)	1,345,413	1,259,607

The accompanying notes are an integral part of these financial statements.

6

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
MCR Mortgage Trust, Series 2024-HTL, Class A, 7.09% (1 mo. Term SOFR + 1.76%), 02/15/2037(a)	$ 1,014,333	$ 1,009,284
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038(a)	2,894,125	2,861,600
Morgan Stanley Capital I Trust 2014-MP, Series 2015-MS1, Class A4, 3.78%, 05/15/2048(c)	1,000,000	977,633
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.92%, 11/15/2032(a)(c)	876,796	789,029
New Residential Mortgage Loan Trust
Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(c)	552,741	514,861
Series 2017-2A, Class A3, 4.00%, 03/25/2057(a)(c)	832,108	782,968
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.97% (1 mo. Term SOFR + 1.64%), 03/15/2041(a)	3,270,000	3,261,825
Onslow Bay Mortgage Loan Trust, Series 2018-1, Class A2, 6.11% (1 mo. Term SOFR + 0.76%), 06/25/2057(a)	452,080	437,587
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	5,750,000	5,483,391
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	1,948,222	1,900,336
SREIT Trust, Series 2021-MFP2, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	4,625,000	4,567,188
TX Trust, Series 2024-HOU, Class A, 6.91% (1 mo. Term SOFR + 1.59%), 06/15/2039(a)	2,000,000	1,982,489
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(d)	286,877	275,079
WF-RBS Commercial Mortgage Trust
Series 2014-C22, Class AS, 4.07%, 09/15/2057(c)	350,000	322,563
Series 2014-C24, Class A5, 3.61%, 11/15/2047	1,000,000	991,281
TOTAL MORTGAGE-BACKED SECURITIES (Cost $182,378,412)		180,260,131
U.S. GOVERNMENT AGENCY ISSUES - 9.8%
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	20,625,000	20,551,383
4.50%, 08/14/2026	11,900,000	11,839,657
4.75%, 12/14/2026	3,725,000	3,728,522
4.38%, 03/08/2027	29,840,000	29,685,497
Federal Home Loan Banks
0.60%, 02/12/2026	7,100,000	6,618,174
4.75%, 04/09/2027	14,750,000	14,794,019
1.10%, 02/25/2028	11,160,000	9,906,591
Federal National Mortgage Association
1.75%, 07/02/2024	5,000,000	4,999,447
0.63%, 04/22/2025	6,045,000	5,828,941
1.88%, 09/24/2026	26,835,000	25,236,529
0.75%, 10/08/2027	34,505,000	30,543,495
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $163,997,862)		163,732,255

The accompanying notes are an integral part of these financial statements.

7

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - 8.3%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.79% (1 mo. Term SOFR + 0.46%), 09/15/2045(a)	$ 6,002	$ 5,976
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/16/2029	9,350,000	9,435,622
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(c)	89,615	83,979
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 6.51% (1 mo. Term SOFR + 1.16%), 01/25/2034	627,118	625,580
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	5,225,000	5,240,782
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	1,655,872	1,612,187
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	251,201	250,711
Series 2021-P4, Class A3, 1.31%, 01/11/2027	3,596,631	3,510,943
Series 2022-P3, Class A3, 4.61%, 11/10/2027	4,541,376	4,500,118
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	3,997,500	3,670,520
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	658,293	616,707
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	1,122,309	1,033,630
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	3,825,000	3,819,870
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A3, 0.35%, 10/16/2025	40,004	39,902
Series 2021-3, Class A3, 0.48%, 06/16/2026	1,600,749	1,573,478
Series 2024-2, Class A3, 5.10%, 03/16/2029	5,170,000	5,165,217
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	12,820,000	12,854,524
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	678,141	650,528
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	4,352,619	4,371,838
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	3,410,000	3,413,524
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038(a)	833,235	834,211
IPFS Corp.
Series 2021-B, Class A, 0.77%, 08/15/2026(a)	3,550,000	3,526,836
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	4,000,000	3,967,648
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	4,440,000	4,447,236
John Deere Owner Trust 2022, Series 2022-C, Class A2, 4.98%, 08/15/2025	505,219	505,084
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	443,396	423,423
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	1,083,378	1,011,132
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	296,260	288,954
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	5,293,412	5,294,857
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	1,476,772	1,304,925
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,502,400	2,360,079
Santander Consumer USA, Inc., Series 2022-6, Class A3, 4.49%, 11/16/2026	1,221,759	1,219,149

The accompanying notes are an integral part of these financial statements.

8

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	$ 707,023	$ 705,933
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,335,765	1,137,891
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,300,000	1,298,078
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	5,767,275	5,244,020
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	3,790,000	3,775,285
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	2,140,000	2,136,054
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	1,950,000	1,877,200
Toyota Auto Receivables Owner Trust
Series 2022-C, Class A3, 3.76%, 04/15/2027	3,000,000	2,956,800
Series 2024-B, Class A3, 5.33%, 01/16/2029	11,650,000	11,706,069
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	7,650,000	7,645,556
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	4,750,000	4,740,392
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	2,063,836	2,026,622
World Omni Automobile Lease Securitization Trust, Series 2024-A, Class A3, 5.26%, 10/15/2027	6,720,000	6,725,929
TOTAL ASSET-BACKED SECURITIES (Cost $141,233,870)		139,634,999
COLLATERALIZED MORTGAGE OBLIGATIONS - 0.3%
Benchmark Mortgage Trust, Series 2018-B1, Class A5, 3.67%, 01/15/2051(c)	1,000,000	937,783
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.46%, 11/13/2050	2,300,000	2,155,437
GS Mortgage Securities Corp. II, Series 2017-GS6, Class A3, 3.43%, 05/10/2050	2,000,000	1,869,480
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,961,876)		4,962,700
MUNICIPAL BOND - 0.2%
State of Hawaii, 1.03%, 08/01/2025	4,220,000	4,034,810
TOTAL MUNICIPAL BOND (Cost $4,220,000)		4,034,810
SHORT-TERM INVESTMENT - 2.3%
U.S. Treasury Bill - 2.3%
5.08%, 07/18/2024(e)	38,975,000	38,883,896
TOTAL SHORT-TERM INVESTMENT (Cost $38,883,896)		38,883,896
TOTAL INVESTMENTS - 85.8% (Cost $1,446,407,032)		1,441,069,537
Money Market Deposit Account - 3.8%(f)(g)		62,967,575
Other Assets in Excess of Liabilities - 10.4%(h)		173,937,049
TOTAL NET ASSETS - 100.0%		$1,677,974,161

The accompanying notes are an integral part of these financial statements.

9

LoCorr Macro Strategies Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)
Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $236,265,571 or 14.1% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(d)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(e)	The rate shown is the effective yield as of June 30, 2024.
(f)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $13,347.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

(h)	Includes assets and liabilities pledged as collateral and due to broker for derivative contracts. As of the reporting date, the net value of these assets and liabilities totals $155,189,231.
The accompanying notes are an integral part of these financial statements.

10

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
3-Month Secured Overnight Financing Rate	56	03/17/2026	$13,444,200	$(6,190)
3-Month Secured Overnight Financing Rate	9	09/15/2026	2,164,613	(1,439)
Aluminum - 90 Day Settlement	1	07/10/2024	62,225	(145)
Aluminum - 90 Day Settlement	1	07/12/2024	62,264	(1,606)
Aluminum - 90 Day Settlement	1	07/22/2024	62,355	(2,725)
Aluminum - 90 Day Settlement	2	08/13/2024	125,352	(3,174)
Aluminum - 90 Day Settlement	1	08/16/2024	62,729	(3,018)
Aluminum - 90 Day Settlement	1	08/19/2024	62,729	(5,733)
Aluminum - 90 Day Settlement	1	09/25/2024	63,112	(37)
Arabica Coffee	205	09/18/2024	17,435,250	(178,854)
Australian Dollar	311	09/16/2024	20,794,317	10,187
Brent Crude Oil	751	07/31/2024	63,835,000	529,757
Brent Crude Oil	78	08/30/2024	6,566,820	(14,538)
Brent Crude Oil	5	09/30/2024	417,500	(5,306)
Brent Crude Oil	5	10/31/2024	414,450	(4,016)
CAC40 10 Euro Index	386	07/19/2024	30,058,355	(457,328)
Canadian Dollar	81	09/17/2024	5,929,200	495
Copper	198	09/26/2024	21,737,925	(119,752)
Copper - 90 Day Settlement	1	07/08/2024	236,894	810
Copper - 90 Day Settlement	1	07/22/2024	237,497	(7,717)
Copper - 90 Day Settlement	1	07/25/2024	237,743	(14,812)
Copper - 90 Day Settlement	1	07/26/2024	237,793	(16,536)
Copper - 90 Day Settlement	1	08/09/2024	238,481	(15,831)
Copper - 90 Day Settlement	1	08/13/2024	238,555	(18,828)
Copper - 90 Day Settlement	1	08/30/2024	239,172	(14,847)
Copper - 90 Day Settlement	1	09/02/2024	239,196	(9,607)
Copper - 90 Day Settlement	1	09/09/2024	239,520	(5,359)
Copper - 90 Day Settlement	1	09/11/2024	239,608	(5,108)
Crude Oil	724	07/22/2024	59,034,960	1,141,210
Crude Oil	71	08/20/2024	5,725,440	130,192
Crude Oil	17	09/20/2024	1,355,920	21,109
Crude Oil	6	10/22/2024	474,000	4,979
Crude Oil	3	11/20/2024	235,020	2,855
Crude Oil	1	12/19/2024	77,740	(162)
Dollar Index	130	09/16/2024	13,720,850	131,955
Dow Jones Industrial Average Index	251	09/20/2024	50,212,034	339,220
Euro BUXL 30 Year Bonds	1	09/06/2024	139,481	(1,746)
Euro STOXX 50 Quanto Index	1,314	09/20/2024	69,170,084	(150,012)
Euro-BOBL	38	09/06/2024	4,738,656	(5,069)
Euro-Schatz	82	09/06/2024	9,282,356	(4,348)
FTSE 100 Index	640	09/20/2024	66,436,770	(12,458)
FTSE China A50 Index	4,042	07/30/2024	48,107,884	(79,635)
FTSE/MIB Index	28	09/20/2024	5,002,667	(50,808)
German Stock Index	147	09/20/2024	73,081,013	325,768
Gold	198	08/28/2024	46,324,080	(574,620)
Hang Seng Index	129	07/30/2024	14,389,280	(172,479)

The accompanying notes are an integral part of these financial statements.

11

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited) (Continued)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
IBEX 35 Index	8	07/19/2024	$931,813	$(2,352)
Lean Hogs	1	08/14/2024	35,800	218
Live Cattle	16	08/30/2024	1,186,720	2,627
London Cocoa	36	09/13/2024	2,896,091	(263,207)
London Metals - Aluminum	256	09/16/2024	16,150,784	(348,256)
London Metals - Copper	176	09/16/2024	42,205,460	(1,963,317)
London Metals - Lead	10	09/16/2024	557,262	(1,904)
London Metals - Nickel	4	09/16/2024	414,546	(74,798)
London Metals - Zinc	130	09/16/2024	9,540,278	14,842
Long Gilt	2	09/26/2024	246,675	(2,175)
Low Sulphur Gas Oil	327	08/12/2024	25,636,800	(25,912)
Mexican Peso	131	09/16/2024	3,529,140	(24,140)
MSCI EAFE Index	11	09/20/2024	1,288,760	1,034
MSCI Singapore Index	139	07/30/2024	3,242,821	(6,402)
Nasdaq 100 Index	229	09/20/2024	89,656,326	(805,240)
Natural Gas	1	07/29/2024	26,010	(872)
Natural Gas	15	07/30/2024	412,098	(3,151)
Natural Gas	7	10/29/2024	215,670	(12,013)
Natural Gas	1	11/26/2024	35,580	(962)
Nickel - 90 Day Settlement	1	09/23/2024	103,710	181
Nifty 50 Index	86	07/25/2024	4,151,994	7,932
Nikkei 225 Index	254	09/12/2024	63,177,083	691,409
Nikkei 225 Index	432	09/12/2024	53,191,858	14,159
NY Harbor ULSD	15	07/31/2024	1,595,853	(20,390)
NY Harbor ULSD	1	09/30/2024	107,428	(468)
NY Harbor ULSD	2	10/31/2024	214,822	236
Platinum	3	10/29/2024	152,115	(2,221)
Platinum - 90 Day Settlement	1	07/31/2024	54,997	(196)
Platinum - 90 Day Settlement	1	08/05/2024	55,087	(979)
Reformulated Gasoline Blendstock	43	07/31/2024	4,517,709	(49,085)
Russell 2000 Index	120	09/20/2024	12,390,000	155,768
S&P 500 Index	497	09/20/2024	136,480,235	(364,520)
SGX FTSE Taiwan Index	71	07/30/2024	5,477,650	35,615
Silver	151	09/26/2024	22,317,800	18,168
Soybean Meal	31	12/13/2024	1,040,050	(63,337)
Sugar #11	18	09/30/2024	409,248	4,171
Swiss Franc	66	09/16/2024	9,260,126	(7,099)
TAIEX Index	12	07/17/2024	1,700,045	(1,018)
TOPIX Index	416	09/12/2024	73,395,864	727,084
U.S. Treasury Long Bonds	32	09/19/2024	3,786,000	(17,958)
U.S. Cocoa	4	09/13/2024	309,240	(40,090)
Zinc - 90 Day Settlement	1	07/03/2024	72,023	6,343
Zinc - 90 Day Settlement	1	07/08/2024	72,128	3,714
Zinc - 90 Day Settlement	1	07/09/2024	72,153	3,092
Zinc - 90 Day Settlement	1	09/11/2024	73,287	2,663
Total Purchase Contracts				$(1,738,112)

The accompanying notes are an integral part of these financial statements.

12

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited) (Continued)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(12)	09/11/2024	$1,064,553	$7,000
10 Year U.S. Ultra Treasury Notes	(119)	09/19/2024	13,510,219	5,033
3 Month Euribor	(276)	03/17/2025	71,612,209	(58,119)
3 Month Euribor	(259)	06/16/2025	67,315,730	(44,354)
3 Month Euribor	(224)	09/15/2025	58,290,978	(20,944)
3 Month Euribor	(1,860)	12/15/2025	484,871,458	(399,972)
3 Month Euribor	(121)	03/16/2026	31,534,511	(7,515)
3 Month Euribor	(52)	06/15/2026	13,556,894	(12,303)
3 Month Euribor	(40)	09/14/2026	10,431,057	(8,096)
3-Month Secured Overnight Financing Rate	(148)	06/17/2025	35,310,950	17,263
3-Month Secured Overnight Financing Rate	(57)	09/16/2025	13,635,113	8,671
3-Month Secured Overnight Financing Rate	(36)	12/16/2025	8,629,200	(58)
3-Month Secured Overnight Financing Rate	(2,739)	03/17/2026	657,565,425	(103,791)
3-Month Secured Overnight Financing Rate	(27)	06/16/2026	6,489,113	(81)
3-Month Secured Overnight Financing Rate	(3)	12/15/2026	721,913	(5)
3-Month Secured Overnight Financing Rate	(60)	03/16/2027	14,443,500	(238)
Aluminum - 90 Day Settlement	(1)	07/10/2024	62,225	21
Aluminum - 90 Day Settlement	(1)	07/12/2024	62,264	947
Aluminum - 90 Day Settlement	(1)	07/22/2024	62,355	2,430
Aluminum - 90 Day Settlement	(2)	08/13/2024	125,352	3,678
Aluminum - 90 Day Settlement	(1)	08/16/2024	62,729	2,927
Aluminum - 90 Day Settlement	(1)	08/19/2024	62,729	5,243
Aluminum - 90 Day Settlement	(1)	09/25/2024	63,112	(215)
ASX SPI 200 Index	(40)	09/19/2024	5,184,686	(35,498)
Australian Dollar	(245)	09/16/2024	16,373,350	3,040
Austrailian Government 10 Year Bonds	(809)	09/16/2024	61,590,637	(149,734)
Austrailian Government 3 Year Bonds	(509)	09/16/2024	35,808,240	(81)
Brent Crude Oil	(1)	12/30/2024	81,830	(301)
British Pound	(639)	09/16/2024	50,335,395	90,775
Canadian 10 Year Government Bonds	(344)	09/18/2024	30,179,446	12,492
Canadian Dollar	(129)	09/17/2024	9,454,416	(11,616)
CBOE Volatility Index	(102)	07/17/2024	1,430,326	32,144
CBOE Volatility Index	(116)	08/21/2024	1,733,063	27,847
CBOE Volatility Index	(42)	09/18/2024	663,923	7,071
Copper - 90 Day Settlement	(1)	07/08/2024	236,894	(2,462)
Copper - 90 Day Settlement	(1)	07/22/2024	237,497	7,351
Copper - 90 Day Settlement	(1)	07/25/2024	237,743	12,741
Copper - 90 Day Settlement	(1)	07/26/2024	237,793	12,156
Copper - 90 Day Settlement	(1)	08/09/2024	238,481	14,069
Copper - 90 Day Settlement	(1)	08/13/2024	238,555	17,014
Copper - 90 Day Settlement	(1)	08/30/2024	239,172	14,494
Copper - 90 Day Settlement	(1)	09/02/2024	239,196	11,288
Copper - 90 Day Settlement	(1)	09/09/2024	239,520	3,236
Copper - 90 Day Settlement	(1)	09/11/2024	239,608	3,998
Corn No. 2 Yellow	(1,162)	12/13/2024	24,445,575	2,438,838
Cotton No.2	(154)	12/06/2024	5,597,130	51,426

The accompanying notes are an integral part of these financial statements.

13

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited) (Continued)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Crude Soybean Oil	(323)	12/13/2024	$8,486,502	$7,337
Euro BUXL 30 Year Bonds	(145)	09/06/2024	20,224,685	165,431
Euro STOXX 50 Quanto Index	(469)	09/20/2024	24,742,104	180,588
Euro	(809)	09/16/2024	108,607,053	61,273
Euro-BOBL	(2,433)	09/06/2024	306,513,030	(1,557,173)
Euro-BTP Italian Government Bonds	(302)	09/06/2024	37,164,434	123,469
Euro-Bund	(1,031)	09/06/2024	146,258,861	(310,215)
Euro-Schatz	(3,651)	09/06/2024	416,484,401	(1,596,579)
French Government Bonds	(790)	09/06/2024	103,582,134	583,649
FTSE 100 Index	(396)	09/20/2024	40,896,588	211,164
FTSE China A50 Index	(14)	07/30/2024	166,628	6
FTSE/JSE Top 40 Index	(55)	09/19/2024	2,229,233	9,138
Gold	(75)	08/28/2024	17,547,000	(161,784)
Hang Seng China Enterprises Index	(187)	07/30/2024	7,501,265	122,296
Hang Seng Index	(78)	07/30/2024	8,804,784	111,868
Hard Red Winter Wheat	(146)	09/13/2024	4,279,625	130,567
ICE 3 Month SONIA Rate	(84)	06/17/2025	25,348,764	(18,545)
ICE 3 Month SONIA Rate	(68)	09/16/2025	20,562,333	(22,418)
ICE 3 Month SONIA Rate	(53)	12/16/2025	16,054,160	(11,660)
ICE 3 Month SONIA Rate	(287)	03/17/2026	87,164,510	(107,275)
ICE 3 Month SONIA Rate	(29)	06/16/2026	8,806,347	(7,799)
ICE 3 Month SONIA Rate	(16)	09/15/2026	4,862,972	(4,786)
ICE 3 Month SONIA Rate	(11)	12/15/2026	3,345,553	(4,276)
ICE European Climate Exchange Emissions	(33)	12/16/2024	2,384,482	33,709
Japanese 10 Year Government Bonds	(145)	09/12/2024	128,622,992	127,707
Japanese Yen	(2,256)	09/16/2024	175,746,476	851,012
KOSPI 200 Index	(51)	09/12/2024	3,578,614	(47,158)
Lean Hogs	(7)	08/14/2024	250,600	(5,229)
Live Cattle	(14)	08/30/2024	1,038,380	(15,964)
London Metals - Aluminum	(86)	09/16/2024	5,425,654	202,942
London Metals - Copper	(60)	09/16/2024	14,388,225	721,306
London Metals - Lead	(12)	09/16/2024	668,715	6,212
London Metals - Nickel	(9)	09/16/2024	932,729	76,194
London Metals - Zinc	(38)	09/16/2024	2,788,697	(16,374)
Long Gilt	(566)	09/26/2024	69,485,538	161,805
MSCI Emerging Markets Index	(274)	09/20/2024	14,908,340	(43,802)
Natural Gas	(193)	07/29/2024	5,019,930	215,720
Natural Gas	(5)	09/26/2024	134,600	7,811
New Zealand Dollar	(85)	09/16/2024	5,166,203	14,547
Nickel - 90 Day Settlement	(1)	09/23/2024	103,710	(794)
NY Harbor ULSD	(155)	07/31/2024	16,490,481	(363,064)
NY Harbor ULSD	(1)	08/30/2024	107,054	784
Platinum	(5)	10/29/2024	253,525	521
Platinum - 90 Day Settlement	(1)	07/31/2024	54,998	(178)
Platinum - 90 Day Settlement	(1)	08/05/2024	55,087	899

The accompanying notes are an integral part of these financial statements.

14

LoCorr Macro Strategies Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited) (Continued)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Reformulated Gasoline Blendstock	(22)	07/31/2024	$2,311,386	$11,094
Reformulated Gasoline Blendstock	(12)	08/30/2024	1,245,384	(2,664)
Reformulated Gasoline Blendstock	(6)	09/30/2024	575,467	(7,126)
Reformulated Gasoline Blendstock	(1)	10/31/2024	93,454	(426)
Russell 2000 Index	(46)	09/20/2024	4,780,891	(31,391)
S&P Mid Cap 400 Index	(7)	09/20/2024	2,070,670	(13,882)
S&P/Toronto Stock Exchange 60 Index	(18)	09/19/2024	3,448,558	(19,523)
Sao Paulo Stock Exchange Index(Bovespa)	(255)	08/14/2024	5,720,337	(96,655)
SET50 Index	(329)	09/27/2024	1,439,988	9,852
SGX FTSE Taiwan Index	(24)	07/30/2024	1,851,600	5,140
SGX TSI Iron Ore	(11)	08/30/2024	116,985	(3,365)
Silver	(76)	09/26/2024	11,232,800	9,618
Soybean Meal	(131)	12/13/2024	4,395,050	89,441
Soybeans	(688)	11/14/2024	37,977,600	1,300,400
Sugar #11	(485)	09/30/2024	11,026,960	(763,759)
Swiss Franc	(68)	09/16/2024	9,548,050	51,788
U.S. Treasury 10 Year Notes	(1,240)	09/19/2024	137,747,459	(455,611)
U.S. Treasury 2 Year Notes	(3,683)	09/30/2024	756,924,614	(1,595,653)
U.S. Treasury 5 Year Note	(2,837)	09/30/2024	304,480,070	(705,977)
U.S. Treasury Long Bonds	(345)	09/19/2024	40,939,244	(60,716)
U.S. Treasury Ultra Bonds	(214)	09/19/2024	26,566,578	256,985
Wheat	(719)	09/13/2024	20,617,325	(98,001)
Wheat	(349)	12/13/2024	10,417,650	(45,796)
Zinc - 90 Day Settlement	(1)	07/03/2024	72,023	(6,114)
Zinc - 90 Day Settlement	(1)	07/08/2024	72,128	(2,626)
Zinc - 90 Day Settlement	(1)	07/09/2024	72,153	(3,414)
Zinc - 90 Day Settlement	(1)	09/11/2024	73,287	(4,102)
Total Sale Contracts				$(391,791)
Total Unrealized Appreciation (Depreciation)				$(2,129,903)

The accompanying notes are an integral part of these financial statements.

15

LoCorr Macro Strategies Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
07/17/2024	AUD	55,690,000	USD	37,035,860	Deutsche Bank	$134,405
09/20/2024	AUD	18,654,000	USD	12,481,380	Bank of America Securities, Inc.	(10,037)
07/17/2024	BRL	87,810,000	USD	16,293,460	Deutsche Bank	(620,818)
07/17/2024	CAD	54,730,000	USD	39,929,539	Merrill Lynch	94,264
09/20/2024	CAD	5,616,000	USD	4,099,923	Bank of America Securities, Inc.	13,558
07/17/2024	CHF	12,860,000	USD	14,402,137	Deutsche Bank	(55,042)
09/20/2024	CHF	7,565,000	USD	8,607,951	Bank of America Securities, Inc.	(100,791)
07/17/2024	CLP	3,945,000,000	USD	4,238,961	Deutsche Bank	(47,491)
07/17/2024	EUR	55,820,000	USD	60,247,584	Merrill Lynch	(412,466)
07/17/2024	GBP	18,250,000	USD	23,145,633	Merrill Lynch	(73,065)
09/20/2024	GBP	56,124,000	USD	71,815,244	Bank of America Securities, Inc.	(824,146)
07/17/2024	ILS	13,210,000	USD	3,564,723	Deutsche Bank	(64,689)
07/18/2024	INR	821,150,000	USD	9,828,528	Deutsche Bank	12,804
07/17/2024	JPY	5,607,000,000	USD	35,841,036	Merrill Lynch	(887,662)
09/20/2024	JPY	438,750,000	USD	2,806,106	Bank of America Securities, Inc.	(43,360)
07/17/2024	KRW	13,658,000,000	USD	9,888,774	Deutsche Bank	44,238
07/17/2024	MXN	1,331,500,000	USD	73,634,258	Merrill Lynch	(1,070,303)
09/20/2024	MXN	304,659,000	USD	15,882,864	Bank of America Securities, Inc.	549,864
07/17/2024	NOK	86,050,000	USD	8,125,398	Deutsche Bank	(61,925)
07/17/2024	NZD	46,010,000	USD	28,138,285	Deutsche Bank	(113,475)
09/20/2024	NZD	52,325,000	USD	32,233,922	Bank of America Securities, Inc.	(363,375)
07/17/2024	PLN	77,650,000	USD	19,289,594	Deutsche Bank	(4,471)
07/17/2024	SEK	60,480,000	USD	5,830,785	Deutsche Bank	(119,110)
07/17/2024	SGD	24,390,000	USD	18,072,610	Deutsche Bank	(69,114)
07/17/2024	USD	99,792,066	AUD	149,830,000	Deutsche Bank	(211,895)
09/20/2024	USD	649,721	AUD	979,000	Bank of America Securities, Inc.	(4,801)
07/17/2024	USD	45,524,900	BRL	243,860,000	Deutsche Bank	1,999,895
07/17/2024	USD	82,151,528	CAD	112,010,000	Merrill Lynch	239,120
09/20/2024	USD	118,422,786	CAD	161,817,000	Bank of America Securities, Inc.	(101,283)
07/17/2024	USD	150,385,850	CHF	133,760,000	Deutsche Bank	1,158,213
09/20/2024	USD	91,323,450	CHF	80,455,000	Bank of America Securities, Inc.	848,432
07/17/2024	USD	4,040,768	CLP	3,757,000,000	Deutsche Bank	49,045
07/17/2024	USD	189,993,253	EUR	175,760,000	Merrill Lynch	1,590,880
09/20/2024	USD	87,684,012	EUR	81,262,000	Bank of America Securities, Inc.	297,249
07/17/2024	USD	100,710,625	GBP	79,260,000	Merrill Lynch	506,146
09/20/2024	USD	3,388,251	GBP	2,679,000	Bank of America Securities, Inc.	(409)
07/17/2024	USD	5,752,907	ILS	21,510,000	Deutsche Bank	53,759
07/18/2024	USD	9,839,583	INR	822,400,000	Deutsche Bank	(16,730)
07/17/2024	USD	128,812,715	JPY	20,209,000,000	Merrill Lynch	2,832,202
09/20/2024	USD	82,195,353	JPY	12,641,936,000	Bank of America Securities, Inc.	2,590,907
07/17/2024	USD	13,077,964	KRW	17,912,000,000	Deutsche Bank	51,158
07/17/2024	USD	47,991,187	MXN	865,640,000	Merrill Lynch	815,623
09/20/2024	USD	29,165,761	MXN	550,071,000	Bank of America Securities, Inc.	(504,024)
07/17/2024	USD	37,699,578	NOK	399,350,000	Deutsche Bank	277,757
07/17/2024	USD	37,190,519	NZD	60,490,000	Deutsche Bank	345,903
09/20/2024	USD	52,411	NZD	86,000	Bank of America Securities, Inc.	29

The accompanying notes are an integral part of these financial statements.

16

LoCorr Macro Strategies Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited) (Continued)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
07/17/2024	USD	13,299,241	PLN	53,830,000	Deutsche Bank	$(69,956)
07/17/2024	USD	44,469,532	SEK	466,600,000	Deutsche Bank	404,258
07/17/2024	USD	30,925,255	SGD	41,820,000	Deutsche Bank	55,792
07/17/2024	USD	18,366,448	ZAR	334,170,000	Deutsche Bank	25,777
07/17/2024	ZAR	163,730,000	USD	8,749,793	Deutsche Bank	236,406
Total Unrealized Appreciation (Depreciation)						$ 9,377,246

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
EUR - Euro
GBP - British Pound
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
NOK - Norwegian Krone
NZD - New Zealand Dollar
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
USD - United States Dollar
ZAR - South African Rand
The accompanying notes are an integral part of these financial statements.

17

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 26.3%
United States Treasury Note
0.25%, 05/31/2025	$885,000	$846,342
0.25%, 10/31/2025	2,400,000	2,255,531
3.75%, 04/15/2026	21,885,000	21,493,464
0.75%, 05/31/2026	10,655,000	9,881,264
4.50%, 07/15/2026	5,145,000	5,123,094
1.50%, 08/15/2026	21,795,000	20,396,204
4.13%, 02/15/2027	11,930,000	11,794,856
4.50%, 04/15/2027	27,460,000	27,423,530
3.88%, 11/30/2027	12,730,000	12,491,810
3.50%, 01/31/2028	12,855,000	12,453,783
3.63%, 03/31/2028	14,185,000	13,793,250
1.38%, 10/31/2028	20,990,000	18,518,755
3.75%, 12/31/2028	18,345,000	17,885,658
4.25%, 02/28/2029	31,920,000	31,796,559
4.63%, 04/30/2029	22,895,000	23,172,244
TOTAL U.S. TREASURY SECURITIES (Cost $230,188,725)		229,326,344
CORPORATE BONDS - 13.7%
Aerospace & Defense - 0.4%
Boeing Co., 3.25%, 02/01/2028	2,185,000	2,001,540
L3Harris Technologies, Inc., 5.40%, 01/15/2027	1,240,000	1,245,267
RTX Corp., 4.13%, 11/16/2028	600,000	577,894
		3,824,701
Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	1,090,000	1,080,996
Auto Manufacturers - 0.7%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027(a)	1,035,000	1,027,662
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,905,000	1,905,442
General Motors Financial Co., Inc., 5.80%, 06/23/2028	1,840,000	1,863,468
Toyota Motor Credit Corp., 5.60%, 09/11/2025	550,000	552,130
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	1,200,000	1,132,078
		6,480,780
Banks - 5.0%
Banco Santander SA
3.50%, 03/24/2025	1,105,000	1,088,659
2.75%, 05/28/2025	265,000	258,123
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	3,435,000	3,352,859
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	4,890,000	4,994,634
Bank of America NA, 5.53%, 08/18/2026	4,520,000	4,551,254
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	1,775,000	1,838,224
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	900,000	861,804
Citibank NA, 5.44%, 04/30/2026	1,580,000	1,585,523
Credit Suisse AG, 5.00%, 07/09/2027	700,000	694,329

The accompanying notes are an integral part of these financial statements.

18

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	$ 1,290,000	$ 1,303,619
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	3,630,000	3,631,408
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	770,000	804,363
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	1,125,000	1,151,441
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	1,095,000	1,079,124
JPMorgan Chase & Co., 5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	4,040,000	4,106,301
Morgan Stanley, 5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	625,000	635,957
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	3,315,000	3,290,478
NatWest Markets PLC, 5.41%, 05/17/2029(a)	1,150,000	1,154,242
Toronto-Dominion Bank
3.77%, 06/06/2025	820,000	806,743
1.25%, 09/10/2026	2,080,000	1,907,405
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	450,000	444,670
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	1,210,000	1,230,006
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	3,080,000	3,109,550
		43,880,716
Beverages - 0.1%
PepsiCo, Inc., 5.13%, 11/10/2026	1,225,000	1,230,279
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	1,655,000	1,655,307
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	595,000	575,941
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	580,000	573,457
Cosmetics & Personal Care - 0.2%
Haleon US Capital LLC, 3.38%, 03/24/2027	2,220,000	2,118,481
Diversified Financial Services - 0.5%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	2,570,000	2,608,337
Air Lease Corp., 5.85%, 12/15/2027	1,390,000	1,407,815
Latam Airlines Group SA, 1.58%, 11/16/2024	1,147	1,135
MSN 41079 and 41084 Ltd., 1.72%, 07/13/2024	579	578
Phoenix 2012 LLC, 1.61%, 07/03/2024	573	573
Private Export Funding Corp., 3.25%, 06/15/2025	510,000	499,892
		4,518,330
Electric - 1.0%
Duke Energy Progress LLC, 3.45%, 03/15/2029	860,000	802,548
Florida Power & Light Co.
5.05%, 04/01/2028	1,430,000	1,435,846
4.40%, 05/15/2028	1,820,000	1,789,401

The accompanying notes are an integral part of these financial statements.

19

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - (Continued)
Georgia Power Co., 5.00%, 02/23/2027	$ 1,540,000	$ 1,535,387
NSTAR Electric Co., 3.20%, 05/15/2027	1,210,000	1,151,549
Southern California Edison Co., 1.20%, 02/01/2026	335,000	313,825
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	1,780,000	1,771,240
		8,799,796
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	625,000	626,275
Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	985,000	935,403
Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	1,025,000	970,739
Healthcare-Products - 0.4%
Baxter International, Inc., 1.32%, 11/29/2024	1,690,000	1,659,312
Revvity, Inc., 0.85%, 09/15/2024	1,565,000	1,547,604
		3,206,916
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	1,400,000	1,322,315
Insurance - 0.4%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	900,000	862,203
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	375,000	375,184
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	930,000	868,969
Protective Life Global Funding, 0.78%, 07/05/2024(a)	1,685,000	1,684,067
		3,790,423
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	625,000	625,852
Media - 0.0%(b)
Charter Communications Operating LLC, 4.91%, 07/23/2025	399,000	395,142
Oil & Gas - 0.1%
Marathon Oil Corp., 5.30%, 04/01/2029	405,000	406,885
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	560,000	562,131
Pharmaceuticals - 0.7%
AbbVie, Inc., 4.80%, 03/15/2029	630,000	627,767
Astrazeneca Finance LLC, 4.80%, 02/26/2027	515,000	512,108
CVS Health Corp.
2.88%, 06/01/2026	2,395,000	2,280,330
5.00%, 01/30/2029	400,000	396,116

The accompanying notes are an integral part of these financial statements.

20

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - (Continued)
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	$ 2,420,000	$2,378,796
		6,195,117
Pipelines - 0.8%
Enbridge, Inc.
2.50%, 02/14/2025	820,000	803,539
6.00%, 11/15/2028	1,010,000	1,040,959
Energy Transfer LP, 6.05%, 12/01/2026	2,320,000	2,349,639
Williams Cos, Inc.
5.40%, 03/02/2026	1,655,000	1,653,341
4.90%, 03/15/2029	805,000	794,734
		6,642,212
REITS - 1.1%
American Homes 4 Rent LP, 4.90%, 02/15/2029	585,000	572,091
Brixmor Operating Partnership LP
3.85%, 02/01/2025	810,000	801,174
4.13%, 06/15/2026	700,000	681,485
Essex Portfolio LP, 1.70%, 03/01/2028	590,000	518,022
Kite Realty Group LP, 4.00%, 10/01/2026	1,675,000	1,618,740
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	1,320,000	1,321,657
SITE Centers Corp.
3.63%, 02/01/2025	2,210,000	2,180,687
4.70%, 06/01/2027	1,755,000	1,741,949
		9,435,805
Retail - 0.3%
Home Depot, Inc., 4.88%, 06/25/2027	975,000	973,199
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	1,385,000	1,398,046
4.20%, 04/01/2030	545,000	519,117
		2,890,362
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	745,000	740,251
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	960,000	868,424
Telecommunications - 0.6%
AT&T, Inc., 2.30%, 06/01/2027	1,485,000	1,373,877
T-Mobile USA, Inc.
4.80%, 07/15/2028	980,000	967,233
4.85%, 01/15/2029	1,840,000	1,818,056
Verizon Communications, Inc., 2.10%, 03/22/2028	1,540,000	1,385,524
		5,544,690
TOTAL CORPORATE BONDS (Cost $120,072,357)		119,897,726

The accompanying notes are an integral part of these financial statements.

21

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMODITY POOL - 12.6%
Galaxy Commodity - Polaris Fund LLC(c)(d)	190,448	$109,712,615
TOTAL COMMODITY POOL (Cost $141,359,330)		109,712,615
	Par
MORTGAGE-BACKED SECURITIES - 9.2%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	$ 1,250,000	1,138,091
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 7.01% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	500,000	498,905
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.28% (1 mo. Term SOFR + 0.94%), 12/18/2037(a)	13,909	13,877
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	3,750,000	3,713,672
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	2,750,000	2,746,253
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 7.02% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	1,325,000	1,313,400
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	2,950,000	2,916,829
Series 2021-XL2, Class B, 6.44% (1 mo. Term SOFR + 1.11%), 10/15/2038(a)	2,463,679	2,426,746
Citigroup Commercial Mortgage Trust
Series 2016-C3, Class A4, 3.15%, 11/15/2049	300,000	282,548
Series 2021-PRM2, Class A, 6.39% (1 mo. Term SOFR + 1.06%), 10/15/2038(a)	1,050,000	1,039,506
Commercial Mortgage Pass Through Certificates
Series 2015-3BP, Class A, 3.18%, 02/10/2035(a)	1,030,000	944,222
Series 2015-CR27, Class AM, 3.98%, 10/10/2048	1,000,000	962,135
Credit Suisse Mortgage Capital Certificates, Series 2017-CALI, Class A, 3.43%, 11/10/2032(a)	1,750,000	1,472,275
ELP Commercial Mortgage Trust, Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	2,646,919	2,613,942
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.80% (30 day avg SOFR US + 2.46%), 01/25/2031	1,077,769	1,102,019
Series 2022-R03, Class 1M2, 8.84% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	2,137,057	2,249,391
Series 2022-R04, Class 1M2, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	1,975,000	2,057,202
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	130,000	134,595
Series 2022-R06, Class 1M2, 9.19% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	915,000	969,847
Series 2022-R07, Class 1M2, 9.99% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	1,655,000	1,793,608
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	1,900,000	2,012,378

The accompanying notes are an integral part of these financial statements.

22

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2023-R01, Class 1M2, 9.09% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	$ 2,830,000	$ 3,031,495
Series 2023-R02, Class 1M2, 8.69% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	2,000,000	2,112,447
Series 2023-R04, Class 1M2, 8.89% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	2,000,000	2,151,663
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	1,413,128	1,417,035
Freddie Mac Multifamily Structured Pass Through Certificates
Series K050, Class A1, 2.80%, 01/25/2025	376,565	372,457
Series K052, Class A1, 2.60%, 01/25/2025	49,418	48,932
Series K059, Class A1, 2.76%, 09/25/2025	479,410	467,886
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	6,216,460	6,233,648
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, 7.14% (30 day avg SOFR US + 1.80%), 11/25/2041(a)	735,000	742,556
Series 2022-DNA2, Class M1B, 7.74% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	1,120,000	1,147,969
Series 2022-DNA3, Class M1B, 8.24% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	2,626,000	2,729,200
Series 2022-DNA5, Class M1B, 9.84% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	1,455,000	1,578,353
Series 2022-DNA6, Class M1B, 9.04% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	1,830,000	1,948,828
Series 2023-DNA1, Class M1B, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	760,000	801,542
Series 2023-DNA2, Class M1B, 8.59% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	2,195,000	2,323,961
FRESB Multifamily Structured Pass Through Certificates
Series 2016-SB23, Class A10F, 2.31%, 09/25/2026(e)	499,641	478,112
Series 2019-SB69, Class A5F, 2.25%, 10/25/2024(e)	1,099,127	1,088,793
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038(a)	1,400,000	1,149,483
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	3,685,000	3,640,961
GS Mortgage-Backed Securities Trust, Series 2021-NQM1, Class A3, 1.53%, 07/25/2061(a)(e)	784,020	688,502
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	708,673	708,404
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class AS, 4.11%, 09/15/2047	1,350,000	1,283,710
Series 2014-C23, Class ASB, 3.66%, 09/15/2047	25,283	25,218
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 6.24% (1 mo. Term SOFR + 0.92%), 04/15/2038(a)	1,677,753	1,664,136
New Residential Mortgage Loan Trust, Series 2016-1A, Class A1, 3.75%, 03/25/2056(a)(e)	88,464	82,402
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.97% (1 mo. Term SOFR + 1.64%), 03/15/2041(a)	700,000	698,250

The accompanying notes are an integral part of these financial statements.

23

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Onslow Bay Mortgage Loan Trust, Series 2018-1, Class A2, 6.11% (1 mo. Term SOFR + 0.76%), 06/25/2057(a)	$169,530	$164,095
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	3,250,000	3,099,308
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	3,478,968	3,393,457
SREIT Trust, Series 2021-MFP2, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	1,000,000	987,500
TX Trust, Series 2024-HOU, Class A, 6.91% (1 mo. Term SOFR + 1.59%), 06/15/2039(a)	600,000	594,747
UBS Commercial Mortgage Trust, Series 2017-C6, Class ASB, 3.50%, 12/15/2050	646,878	626,045
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(f)	114,751	110,032
TOTAL MORTGAGE-BACKED SECURITIES (Cost $81,292,189)		79,992,568
U.S. GOVERNMENT AGENCY ISSUES - 7.8%
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	8,685,000	8,654,001
4.38%, 03/08/2027	3,720,000	3,700,739
Federal Home Loan Banks
1.00%, 12/20/2024	5,835,000	5,716,223
2.07%, 08/28/2025	11,855,000	11,484,476
0.60%, 02/12/2026	3,100,000	2,889,625
4.75%, 04/09/2027	6,200,000	6,218,503
1.10%, 02/25/2028	6,475,000	5,747,776
Federal National Mortgage Association
1.75%, 07/02/2024	6,000,000	5,999,336
1.88%, 09/24/2026	4,523,000	4,253,580
0.75%, 10/08/2027	14,670,000	12,985,743
United States of America Executive Branch, Series 2012-20K, Class 1, 2.09%, 11/01/2032	3,926	3,542
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $67,833,032)		67,653,544
ASSET-BACKED SECURITIES - 6.6%
321 Henderson Receivables I LLC, Series 2004-A, Class A1, 5.79% (1 mo. Term SOFR + 0.46%), 09/15/2045(a)	2,979	2,967
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/16/2029	2,810,000	2,835,732
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(e)	37,340	34,991
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-W6, Class M1, 6.51% (1 mo. Term SOFR + 1.16%), 01/25/2034	268,765	268,106
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 7.09% (1 mo. Term SOFR + 1.76%), 03/15/2032	118,759	121,840
Bank of America Auto Trust, Series 2024-1A, Class A3, 5.35%, 11/15/2028(a)	3,475,000	3,485,496
Barclays Dryrock Funding LLC, Series 2023-1, Class A, 4.72%, 02/15/2029	4,900,000	4,855,842

The accompanying notes are an integral part of these financial statements.

24

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
CarMax Auto Owner Trust, Series 2021-4, Class A3, 0.56%, 09/15/2026	$ 1,140,180	$1,110,100
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	107,951	107,740
Series 2021-P4, Class A3, 1.31%, 01/11/2027	1,790,895	1,748,228
Series 2022-P3, Class A3, 4.61%, 11/10/2027	3,618,909	3,586,031
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	1,998,750	1,835,260
Dell Equipment Finance Trust, Series 2023-2, Class A2, 5.84%, 01/22/2029(a)	673,629	673,626
Diamond Resorts Owner Trust, Series 2021-1A, Class A, 1.51%, 11/21/2033(a)	265,627	248,847
Elara Depositor LLC, Series 2021-A, Class A, 1.36%, 08/27/2035(a)	1,122,309	1,033,630
GM Financial Consumer Automobile Receivables Trust
Series 2021-1, Class A3, 0.35%, 10/16/2025	15,386	15,347
Series 2021-3, Class A3, 0.48%, 06/16/2026	688,590	676,859
Series 2021-4, Class A3, 0.68%, 09/16/2026	776,456	758,383
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,560,000	1,573,414
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	4,750,000	4,762,792
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	649,078	622,648
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	1,613,892	1,621,018
Honda Auto Receivables Owner Trust
Series 2023-2, Class A2, 5.41%, 04/15/2026	2,343,085	2,340,171
Series 2024-1, Class A3, 5.21%, 08/15/2028	2,080,000	2,082,150
IPFS Corp.
Series 2021-B, Class A, 0.77%, 08/15/2026(a)	1,450,000	1,440,539
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,890,000	1,893,080
Marriott Vacations Worldwide Corp.
Series 2019-2A, Class A, 2.22%, 10/20/2038(a)	184,748	176,426
Series 2021-1WA, Class A, 1.14%, 01/22/2041(a)	442,506	412,998
MVW Owner Trust
Series 2018-1A, Class A, 3.45%, 01/21/2036(a)	278,885	278,394
Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	138,736	135,315
Navient Student Loan Trust, Series 2021-A, Class A, 0.84%, 05/15/2069(a)	537,008	474,518
OneMain Financial Issuance Trust, Series 2018-2A, Class A, 3.57%, 03/14/2033(a)	51,192	51,072
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	2,346,000	2,212,574
SoFi Professional Loan Program LLC, Series 2021-B, Class AFX, 1.14%, 02/15/2047(a)	1,335,765	1,137,891
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	2,480,813	2,255,733
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	1,330,000	1,327,547
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	1,050,000	1,010,800
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	5,500,000	5,526,470
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	2,000,000	1,995,955

The accompanying notes are an integral part of these financial statements.

25

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	$1,033,771	$1,015,130
TOTAL ASSET-BACKED SECURITIES (Cost $58,729,022)		57,745,660
MUNICIPAL BONDS - 0.2%
County of King WA Sewer Revenue, 0.80%, 07/01/2025	320,000	306,655
State of Hawaii, 1.03%, 08/01/2025	1,955,000	1,869,207
TOTAL MUNICIPAL BONDS (Cost $2,275,000)		2,175,862
SHORT-TERM INVESTMENT - 8.7%
U.S. Treasury Bill - 8.7%
5.08%, 07/18/2024(g)	75,899,000	75,721,586
TOTAL SHORT-TERM INVESTMENT (Cost $75,721,586)		75,721,586
TOTAL INVESTMENTS - 85.1% (Cost $777,471,241)		$742,225,905
Money Market Deposit Account - 3.7%(h)(i)		32,181,223
Other Assets in Excess of Liabilities - 11.2%(j)		97,623,329
TOTAL NET ASSETS - 100.0%		$872,030,457

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $96,627,504 or 11.1% of the Fund’s net assets.

(b)	Represents less than 0.05% of net assets.
(c)	Non-income producing security.
(d)
Investment valued using net asset value per share as practical expedient. See Note 2. Galaxy Commodity - Polaris Fund, LLC’s (“Galaxy”) investment objective is to generate diversified investment returns that are uncorrelated with the equity and debt markets by committing its assets to the investment discretion of a select group of experienced sub-managers that pursue various alternative investment strategies. Specifically, Galaxy accesses the sub-managers through an affiliated platform called Galaxy Plus Fund, LLC (the “Platform”). The Platform identifies sub-managers that, in its judgment, are capable of generating attractive investment returns whose correlation to the U.S. equity and fixed-income markets is minimal. In implementing their strategies, the sub-managers selected by the Platform will have the discretion to invest and trade in a broad variety of securities and other financial instruments (including derivatives). Galaxy has no unfunded commitments or redemption lock-up period, as the investment offers daily redemptions. However, the managers of Galaxy may temporarily suspend redemptions in certain limited circumstances.

(e)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(f)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(g)	The rate shown is the effective yield as of June 30, 2024.
The accompanying notes are an integral part of these financial statements.

26

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)
(h)	A portion of this deposit account is held by LCLSCS Fund Limited and pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $42,438.
(i)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

(j)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $419,083.
The accompanying notes are an integral part of these financial statements.

27

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2024 (Unaudited)
LONG TOTAL RETURN SWAP CONTRACTS

Termination Date	Reference Index	Financing Rate	Payment Frequency	Notional Amount	Value	Advance Receipt on Swap Contracts (Received)/Paid	Unrealized Appreciation	Counterparty
12-17-2027	LoCorr Commodities Index#	0.50%	Quarterly	$ 328,445,098	$ 95,606,789	$ (33,100,739)	$ 62,506,050	Deutsche Bank AG

#
Comprised of a proprietary basket of Commodity Trading Advisor’s “CTA”) Programs investing in various futures contracts, forward currency contracts, foreign currency and other similar investments. See Notes 2 & 3.

The underlying components of the basket as of June 30, 2024 are shown below:#

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts:
Purchase Contracts:(1)
WTI Crude (NYMEX)	Jul-24	2,937	$ 238,754,067	12.67%
Brent Crude (ICE)	Jul-24	2,810	238,400,645	12.65%
Low Sulphur Gasoil	Jul-24	640	50,283,767	2.67%
Gasoline RBOB	Jul-24	458	48,261,212	2.56%
Natural Gas	Jan-25	1,191	43,685,880	2.32%
Copper (COMEX)	Dec-24	358	39,666,363	2.10%
Endex Dutch TTF Gas Future	Sep-24	1,164	33,724,773	1.79%
WTI Crude	Nov-24	412	32,280,300	1.71%
Sugar No. 11	Feb-25	1,160	26,501,133	1.40%
Natural Gas	Aug-24	600	15,817,267	0.84%
Endex Dutch TTF Gas Future	Feb-25	389	12,165,390	0.64%
Natural Gas	Sep-24	441	12,020,802	0.64%
Endex Dutch TTF Gas Future	Jan-25	404	11,618,814	0.62%
Heating Oil	Jul-24	98	10,490,934	0.56%
Coffee	Dec-24	116	9,739,475	0.52%
Endex Dutch TTF Gas Future	Dec-24	306	9,747,676	0.52%
Natural Gas	Oct-24	306	9,505,027	0.50%
White Sugar	Jul-24	283	8,339,949	0.44%
Feeder Cattle	Oct-24	61	7,970,170	0.42%
White Sugar	Sep-24	237	6,694,834	0.35%
Low Sulphur Gasoil	Sep-24	72	5,634,873	0.30%
Low Sulphur Gasoil	Oct-24	72	5,637,569	0.30%
Total Purchase Contracts			876,940,920	46.52%
Sale Contracts:(1)
WTI Crude (NYMEX)	Aug-24	(2,849)	229,187,709	12.16%
Brent Crude (ICE)	Aug-24	(1,971)	165,747,634	8.79%
Gasoline RBOB	Aug-24	(542)	56,396,691	2.99%
Natural Gas	Dec-24	(1,223)	46,859,245	2.49%
Low Sulphur Gasoil	Aug-24	(550)	43,132,789	2.29%
Copper (COMEX)	Sep-24	(343)	37,795,577	2.01%
Natural Gas	Jul-24	(1,383)	36,505,480	1.94%
Sugar No.11	Sep-24	(1,493)	33,611,499	1.78%

The accompanying notes are an integral part of these financial statements.

28

LoCorr Long/Short Commodities Strategy Fund
Consolidated Schedule of Swap Contracts
June 30, 2024 (Unaudited) (Continued)

Description	Expiration Date	Number of Contracts Purchased (Sold)	Notional Amount	Concentration % of Exposure
Futures Contracts - (Continued)
Sale Contracts - (Continued)
Endex Dutch TTF Gas Future	Jul-24	(1,172)	$32,164,971	1.71%
Heating Oil	Aug-24	(247)	26,595,927	1.41%
Endex Dutch TTF Gas Future	Aug-24	(962)	26,235,015	1.39%
WTI Crude (NYMEX)	Sep-24	(304)	24,204,564	1.28%
Corn	Sep-24	(547)	11,633,184	0.62%
Brent Crude (ICE)	Oct-24	(131)	10,827,956	0.57%
Wheat	Sep-24	(366)	10,603,918	0.56%
Soybean	Nov-24	(185)	10,270,855	0.54%
WTI Crude (NYMEX)	Oct-24	(115)	9,063,589	0.48%
Silver	Sep-24	(58)	8,559,063	0.45%
Milling Wheat	Sep-24	(690)	8,391,986	0.45%
Soybean Meal	Dec-24	(246)	8,388,571	0.45%
Soybean Oil	Dec-24	(314)	8,225,283	0.44%
Feeder Cattle	Sep-24	(62)	8,060,443	0.43%
Soybean	Jan-25	(137)	7,717,642	0.41%
Red Spring Wheat	Sep-24	(228)	7,055,690	0.37%
Platinum	Oct-24	(129)	6,574,952	0.35%
Gold	Aug-24	(26)	6,013,531	0.32%
Nickel	Sep-24	(52)	5,418,898	0.29%
Total Sale Contracts			885,242,662	46.97%
Other Futures Contracts			100,714,804	5.34%
Total Futures Contracts			1,862,898,386	98.83%
Cash and Foreign Currency:
Cash and Foreign Currency Purchased:(1)
U.S. Dollar			$16,111,344	0.85%
Other Cash and Foreign Currency			4,539,702	0.24%
Total Cash and Foreign Currency			20,651,046	1.09%
Forward Currency Contracts			1,453,388	0.08%
Total Underlying Positions			$1,885,002,820	100.00%

#
The investment is not a direct holding of LoCorr Long/Short Commodities Strategy Fund. The top 50 holdings and other futures contracts, other forward currency contracts, and other cash and foreign currency were determined based on the absolute notional amount of the positions within the underlying swap basket.

(1)	Represents the 50 largest components of the basket.
The accompanying notes are an integral part of these financial statements.

29

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited)

	Par	Value
U.S. TREASURY SECURITIES - 31.4%
United States Treasury Note
0.25%, 05/31/2025	$4,995,000	$4,776,810
0.25%, 08/31/2025	775,000	733,253
0.25%, 10/31/2025	2,000,000	1,879,609
4.25%, 01/31/2026	20,000	19,808
0.75%, 05/31/2026	3,300,000	3,060,363
4.13%, 02/15/2027	39,150,000	38,706,504
1.88%, 02/28/2027	4,685,000	4,370,776
4.50%, 04/15/2027	8,285,000	8,273,997
3.88%, 11/30/2027	7,235,000	7,099,626
3.50%, 01/31/2028	990,000	959,101
3.63%, 03/31/2028	7,165,000	6,967,123
1.38%, 10/31/2028	15,210,000	13,419,260
3.75%, 12/31/2028	7,860,000	7,663,193
4.25%, 02/28/2029	20,735,000	20,654,814
4.63%, 04/30/2029	13,135,000	13,294,057
TOTAL U.S. TREASURY SECURITIES (Cost $132,192,721)		131,878,294
CORPORATE BONDS - 16.7%
Aerospace & Defense - 0.5%
Boeing Co., 3.25%, 02/01/2028	1,290,000	1,181,687
L3Harris Technologies, Inc., 5.40%, 01/15/2027	730,000	733,101
RTX Corp., 4.13%, 11/16/2028	345,000	332,289
		2,247,077
Agriculture - 0.1%
Philip Morris International, Inc., 4.88%, 02/15/2028	645,000	639,672
Auto Manufacturers - 0.9%
Daimler Truck Finance North America LLC, 5.00%, 01/15/2027(a)	550,000	546,100
Ford Motor Credit Co. LLC, 5.85%, 05/17/2027	1,115,000	1,115,259
General Motors Financial Co., Inc., 5.80%, 06/23/2028	1,090,000	1,103,902
Toyota Motor Credit Corp., 5.60%, 09/11/2025	370,000	371,433
Volkswagen Group of America Finance LLC, 1.25%, 11/24/2025(a)	660,000	622,643
		3,759,337
Banks - 6.1%
Banco Santander SA
3.50%, 03/24/2025	635,000	625,609
2.75%, 05/28/2025	80,000	77,924
Bank of America Corp.
4.38% to 04/27/2027 then SOFR + 1.58%, 04/27/2028	2,015,000	1,966,815
5.82% to 09/15/2028 then SOFR + 1.57%, 09/15/2029	2,870,000	2,931,411
Bank of America NA, 5.53%, 08/18/2026	2,640,000	2,658,255
Barclays PLC, 6.49% to 09/13/2028 then SOFR + 2.22%, 09/13/2029	1,040,000	1,077,044
Canadian Imperial Bank of Commerce, 3.45%, 04/07/2027	530,000	507,507

The accompanying notes are an integral part of these financial statements.

30

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Banks - (Continued)
Citibank NA, 5.44%, 04/30/2026	$855,000	$857,989
Credit Suisse AG, 5.00%, 07/09/2027	465,000	461,233
Federation des Caisses Desjardins du Quebec, 5.70%, 03/14/2028(a)	715,000	722,548
Goldman Sachs Group, Inc.
5.80% to 08/10/2025 then SOFR + 1.08%, 08/10/2026	2,130,000	2,130,826
6.48% to 10/24/2028 then SOFR + 1.77%, 10/24/2029	440,000	459,636
HSBC Holdings PLC, 6.16% to 03/09/2028 then SOFR + 1.97%, 03/09/2029	590,000	603,867
ING Groep NV, 3.87% to 03/28/2025 then SOFR + 1.64%, 03/28/2026	580,000	571,591
JPMorgan Chase & Co., 5.58% to 04/22/2029 then SOFR + 1.16%, 04/22/2030	2,370,000	2,408,894
Morgan Stanley, 5.66% to 04/18/2029 then SOFR + 1.26%, 04/18/2030	370,000	376,486
Morgan Stanley Bank NA, 4.95% to 01/14/2027 then SOFR + 1.08%, 01/14/2028	1,960,000	1,945,501
NatWest Markets PLC, 5.41%, 05/17/2029(a)	675,000	677,490
Toronto-Dominion Bank
3.77%, 06/06/2025	545,000	536,189
1.25%, 09/10/2026	1,225,000	1,123,352
UBS Group AG
4.49% to 05/12/2025 then 1 yr. CMT Rate + 1.55%, 05/12/2026(a)	250,000	247,039
6.33% to 12/22/2026 then 1 yr. CMT Rate + 1.60%, 12/22/2027(a)	645,000	655,664
Wells Fargo & Co., 5.57% to 07/25/2028 then SOFR + 1.74%, 07/25/2029	1,805,000	1,822,318
		25,445,188
Beverages - 0.2%
PepsiCo, Inc., 5.13%, 11/10/2026	805,000	808,469
Biotechnology - 0.2%
Amgen, Inc., 5.15%, 03/02/2028	975,000	975,181
Building Materials - 0.1%
Trane Technologies Financing Ltd., 3.50%, 03/21/2026	380,000	367,828
Chemicals - 0.1%
Nutrien Ltd., 4.90%, 03/27/2028	340,000	336,164
Cosmetics & Personal Care - 0.3%
Haleon US Capital LLC, 3.38%, 03/24/2027	1,290,000	1,231,009
Diversified Financial Services - 0.6%
AerCap Ireland Capital/Global Aviation Trust, 6.10%, 01/15/2027	1,515,000	1,537,600
Air Lease Corp., 5.85%, 12/15/2027	820,000	830,509
Private Export Funding Corp., 3.25%, 06/15/2025	200,000	196,036
		2,564,145

The accompanying notes are an integral part of these financial statements.

31

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Electric - 1.2%
Duke Energy Progress LLC, 3.45%, 03/15/2029	$510,000	$475,930
Florida Power & Light Co.
5.05%, 04/01/2028	840,000	843,434
4.40%, 05/15/2028	1,085,000	1,066,758
Georgia Power Co., 5.00%, 02/23/2027	910,000	907,274
NSTAR Electric Co., 3.20%, 05/15/2027	700,000	666,185
Southern California Edison Co., 1.20%, 02/01/2026	215,000	201,410
Virginia Power Fuel Securitization LLC, 5.09%, 05/01/2027	760,000	756,260
		4,917,251
Electronics - 0.1%
Honeywell International, Inc., 4.88%, 09/01/2029	370,000	370,755
Entertainment - 0.1%
Warnermedia Holdings, Inc., 3.76%, 03/15/2027	575,000	546,047
Food - 0.1%
Sysco Corp., 3.25%, 07/15/2027	605,000	572,973
Healthcare-Products - 0.4%
Baxter International, Inc., 1.32%, 11/29/2024	945,000	927,840
Revvity, Inc., 0.85%, 09/15/2024	890,000	880,107
		1,807,947
Healthcare-Services - 0.2%
HCA, Inc., 3.13%, 03/15/2027	825,000	779,222
Insurance - 0.6%
Equitable Financial Life Global, 1.40%, 07/07/2025(a)	535,000	512,532
Metropolitan Life Global Funding I, 5.05%, 01/06/2028(a)	245,000	245,120
Principal Life Global Funding II, 0.88%, 01/12/2026(a)	550,000	513,906
Protective Life Global Funding, 0.78%, 07/05/2024(a)	1,085,000	1,084,399
		2,355,957
Machinery-Diversified - 0.1%
John Deere Capital Corp., 4.95%, 07/14/2028	365,000	365,498
Media - 0.1%
Charter Communications Operating LLC, 4.91%, 07/23/2025	256,000	253,525
Oil & Gas - 0.1%
Marathon Oil Corp., 5.30%, 04/01/2029	235,000	236,094
Packaging & Containers - 0.1%
Amcor Group Finance PLC, 5.45%, 05/23/2029	330,000	331,256

The accompanying notes are an integral part of these financial statements.

32

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Pharmaceuticals - 0.9%
AbbVie, Inc., 4.80%, 03/15/2029	$370,000	$368,689
Astrazeneca Finance LLC, 4.80%, 02/26/2027	320,000	318,203
CVS Health Corp.
2.88%, 06/01/2026	1,405,000	1,337,730
5.00%, 01/30/2029	235,000	232,718
Pfizer Investment Enterprises Pte Ltd., 4.45%, 05/19/2028	1,430,000	1,405,652
		3,662,992
Pipelines - 0.9%
Enbridge, Inc.
2.50%, 02/14/2025	480,000	470,364
6.00%, 11/15/2028	580,000	597,778
Energy Transfer LP, 6.05%, 12/01/2026	1,365,000	1,382,439
Williams Cos, Inc.
5.40%, 03/02/2026	970,000	969,028
4.90%, 03/15/2029	475,000	468,942
		3,888,551
REITS - 1.3%
American Homes 4 Rent LP, 4.90%, 02/15/2029	345,000	337,387
Brixmor Operating Partnership LP
3.85%, 02/01/2025	475,000	469,824
4.13%, 06/15/2026	420,000	408,891
Essex Portfolio LP, 1.70%, 03/01/2028	350,000	307,301
Kite Realty Group LP, 4.00%, 10/01/2026	1,000,000	966,412
Prologis Targeted US Logistics Fund LP, 5.25%, 04/01/2029(a)	780,000	780,979
SITE Centers Corp.
3.63%, 02/01/2025	1,425,000	1,406,099
4.70%, 06/01/2027	945,000	937,973
		5,614,866
Retail - 0.4%
Home Depot, Inc., 4.88%, 06/25/2027	565,000	563,957
O’Reilly Automotive, Inc.
5.75%, 11/20/2026	815,000	822,677
4.20%, 04/01/2030	310,000	295,277
		1,681,911
Semiconductors - 0.1%
Texas Instruments, Inc., 4.60%, 02/08/2027	435,000	432,227
Software - 0.1%
Oracle Corp., 2.30%, 03/25/2028	565,000	511,104

The accompanying notes are an integral part of these financial statements.

33

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunications - 0.8%
AT&T, Inc., 2.30%, 06/01/2027	$875,000	$809,524
T-Mobile USA, Inc.
4.80%, 07/15/2028	565,000	557,639
4.85%, 01/15/2029	1,090,000	1,077,001
Verizon Communications, Inc., 2.10%, 03/22/2028	910,000	818,718
		3,262,882
TOTAL CORPORATE BONDS (Cost $69,988,090)		69,965,128
MORTGAGE-BACKED SECURITIES - 11.6%
Alen Mortgage Trust, Series 2021-ACEN, Class A, 6.59% (1 mo. Term SOFR + 1.26%), 04/15/2034(a)	600,000	546,283
ARES Commercial Mortgage Trust, Series 2024-IND, Class A, 7.01% (1 mo. Term SOFR + 1.69%), 07/15/2041(a)	500,000	498,905
Ares Commercial Real Estate Corp., Series 2021-FL4, Class A, 6.28% (1 mo. Term SOFR + 0.94%), 12/18/2037(a)	8,182	8,163
Banc of America-Remic Trust, Series 2022-DKLX, Class A, 6.48% (1 mo. Term SOFR + 1.15%), 01/15/2039(a)	1,250,000	1,237,891
BANK-2022, Series 2022-BNK39, Class A1, 1.74%, 02/15/2055	377,343	357,712
BBCMS Trust, Series 2023-C19, Class A2B, 5.75%, 04/15/2056	1,100,000	1,098,501
BLP Commercial Mortgage Trust, Series 2024-IND2, Class B, 7.02% (1 mo. Term SOFR + 1.69%), 03/15/2041(a)	530,000	525,360
BX Trust
Series 2021-CIP, Class A, 6.36% (1 mo. Term SOFR + 1.04%), 12/15/2038(a)	1,000,000	988,756
Series 2022-PSB, Class A, 7.78% (1 mo. Term SOFR + 2.45%), 08/15/2039(a)	797,990	796,743
Series 2022-VAMF, Class B, 6.61% (1 mo. Term SOFR + 1.28%), 01/15/2039(a)	250,000	245,937
Series 2024-XL5, Class A, 6.72% (1 mo. Term SOFR + 1.39%), 03/15/2041(a)	1,438,474	1,430,382
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A4, 3.64%, 10/10/2047	1,050,000	1,045,410
Cold Storage Trust, Series 2020-ICE5, Class A, 6.34% (1 mo. Term SOFR + 1.01%), 11/15/2037(a)	1,965,981	1,958,609
Computershare Corporate Trust, Series 2015-NXS1, Class A5, 3.15%, 05/15/2048	750,000	733,034
ELP Commercial Mortgage Trust
Series 2021-ELP, Class A, 6.14% (1 mo. Term SOFR + 0.82%), 11/15/2038(a)	1,445,318	1,428,164
Series 2021-ELP, Class B, 6.56% (1 mo. Term SOFR + 1.23%), 11/15/2038(a)	948,896	937,074
Fannie Mae Aces, Series 2014-M11, Class 1A, 3.18%, 08/25/2024(b)	217,360	216,060
Fannie Mae Connecticut Avenue Securities
Series 2018-C05, Class 1M2, 7.80% (30 day avg SOFR US + 2.46%), 01/25/2031	467,835	478,361

The accompanying notes are an integral part of these financial statements.

34

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
Series 2022-R01, Class 1M2, 7.24% (30 day avg SOFR US + 1.90%), 12/25/2041(a)	$375,000	$379,456
Series 2022-R03, Class 1M2, 8.84% (30 day avg SOFR US + 3.50%), 03/25/2042(a)	2,000,000	2,105,130
Series 2022-R04, Class 1M2, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2042(a)	1,150,000	1,197,864
Series 2022-R05, Class 2M2, 8.34% (30 day avg SOFR US + 3.00%), 04/25/2042(a)	35,000	36,237
Series 2022-R06, Class 1M2, 9.19% (30 day avg SOFR US + 3.85%), 05/25/2042(a)	285,000	302,083
Series 2022-R07, Class 1M2, 9.99% (30 day avg SOFR US + 4.65%), 06/25/2042(a)	520,000	563,551
Series 2022-R08, Class 1M2, 8.94% (30 day avg SOFR US + 3.60%), 07/25/2042(a)	970,000	1,027,372
Series 2023-R01, Class 1M2, 9.09% (30 day avg SOFR US + 3.75%), 12/25/2042(a)	865,000	926,588
Series 2023-R02, Class 1M2, 8.69% (30 day avg SOFR US + 3.35%), 01/25/2043(a)	1,445,000	1,526,243
Series 2023-R04, Class 1M2, 8.89% (30 day avg SOFR US + 3.55%), 05/25/2043(a)	600,000	645,499
Fannie Mae Pool, Pool MA5149, 5.50%, 09/01/2038	613,168	614,863
Freddie Mac Pool, Pool SB8261, 5.50%, 10/01/2038	2,686,074	2,693,500
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, 7.14% (30 day avg SOFR US + 1.80%), 11/25/2041(a)	1,825,000	1,843,762
Series 2022-DNA2, Class M1B, 7.74% (30 day avg SOFR US + 2.40%), 02/25/2042(a)	990,000	1,014,723
Series 2022-DNA3, Class M1B, 8.24% (30 day avg SOFR US + 2.90%), 04/25/2042(a)	2,050,000	2,130,564
Series 2022-DNA5, Class M1B, 9.84% (30 day avg SOFR US + 4.50%), 06/25/2042(a)	2,115,000	2,294,308
Series 2022-DNA6, Class M1B, 9.04% (30 day avg SOFR US + 3.70%), 09/25/2042(a)	720,000	766,752
Series 2023-DNA1, Class M1B, 8.44% (30 day avg SOFR US + 3.10%), 03/25/2043(a)	745,000	785,722
Series 2023-DNA2, Class M1B, 8.59% (30 day avg SOFR US + 3.25%), 04/25/2043(a)	1,605,000	1,699,297
GCT Commercial Mortgage Trust, Series 2021-GCT, Class A, 6.24% (1 mo. Term SOFR + 0.91%), 02/15/2038(a)	750,000	615,795
GS Mortgage Securities Corp. II, Series 2021-ARDN, Class A, 6.69% (1 mo. Term SOFR + 1.36%), 11/15/2036(a)	1,500,000	1,482,074
JP Morgan Chase Commercial Mortgage Securities, Series 2021-MHC, Class A, 6.49% (1 mo. Term SOFR + 1.16%), 04/15/2038(a)	330,714	330,588
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class AS, 4.11%, 09/15/2047	685,000	651,364
MHC Commercial Mortgage Trust, Series 2021-MHC, Class B, 6.54% (1 mo. Term SOFR + 1.22%), 04/15/2038(a)	754,989	746,504

The accompanying notes are an integral part of these financial statements.

35

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
MORTGAGE-BACKED SECURITIES - (Continued)
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class A, 6.73% (1 mo. Term SOFR + 1.40%), 03/15/2039(a)	$1,500,000	$1,481,719
Natixis Commercial Mortgage Securities Trust, Series 2018-285M, Class A, 3.92%, 11/15/2032(a)(b)	876,796	789,029
NRTH PARK Mortgage Trust, Series 2024-PARK, Class A, 6.97% (1 mo. Term SOFR + 1.64%), 03/15/2041(a)	1,400,000	1,396,500
PKHL Commercial Mortgage Trust, Series 2021-MF, Class A, 6.32% (1 mo. Term SOFR + 0.99%), 07/15/2038(a)	1,000,000	953,633
SMR Mortgage Trust, Series 2022-IND, Class A, 6.98% (1 mo. Term SOFR + 1.65%), 02/15/2039(a)	1,159,656	1,131,152
SREIT Trust, Series 2021-MFP2, Class A, 6.27% (1 mo. Term SOFR + 0.94%), 11/15/2036(a)	1,050,000	1,036,875
Verus Securitization Trust, Series 2020-1, Class A1, 3.42%, 01/25/2060(a)(c)	54,000	51,780
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class A5, 3.61%, 11/15/2047	1,000,000	991,281
TOTAL MORTGAGE-BACKED SECURITIES (Cost $49,065,096)		48,743,153
U.S. GOVERNMENT AGENCY ISSUES - 9.5%
Federal Farm Credit Banks Funding Corp.
4.63%, 03/05/2026	5,690,000	5,669,691
4.38%, 03/08/2027	6,555,000	6,521,060
Federal Home Loan Banks
1.00%, 12/20/2024	1,980,000	1,939,695
2.07%, 08/28/2025	2,145,000	2,077,959
0.60%, 02/12/2026	1,990,000	1,854,953
1.00%, 03/23/2026	1,950,000	1,824,207
4.63%, 09/11/2026	7,070,000	7,055,147
4.75%, 04/09/2027	4,050,000	4,062,087
1.10%, 02/25/2028	2,365,000	2,099,381
Federal National Mortgage Association
1.75%, 07/02/2024	1,000,000	999,889
1.88%, 09/24/2026	2,735,000	2,572,085
0.75%, 10/08/2027	3,825,000	3,385,853
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $40,148,580)		40,062,007
ASSET-BACKED SECURITIES - 8.5%
American Express Travel Related Services Co., Inc., Series 2024-1, Class A, 5.23%, 04/16/2029	1,870,000	1,887,124
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class A3, 0.76%, 08/18/2026	275,075	271,436
Angel Oak Mortgage Trust LLC, Series 2020-5, Class A3, 2.04%, 05/25/2065(a)(b)	14,936	13,996
Avis Budget Car Rental LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026(a)	264,000	259,225
Series 2023-2A, Class A, 5.20%, 10/20/2027(a)	200,000	198,971

The accompanying notes are an integral part of these financial statements.

36

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
CarMax Auto Owner Trust
Series 2021-3, Class A3, 0.55%, 06/15/2026	$922,043	$902,287
Series 2021-4, Class A3, 0.56%, 09/15/2026	258,934	252,103
Carvana Auto Receivables Trust
Series 2021-P2, Class A3, 0.49%, 03/10/2026	36,941	36,869
Series 2021-P4, Class A3, 1.31%, 01/11/2027	608,508	594,011
Series 2022-P3, Class A3, 4.61%, 11/10/2027	1,821,281	1,804,735
DB Master Finance Parent LLC, Series 2021-1A, Class A2I, 2.05%, 11/20/2051(a)	633,750	581,912
Ford Credit Auto Owner Trust, Series 2024-A, Class A3, 5.09%, 12/15/2028	1,175,000	1,173,424
GM Financial Consumer Automobile Receivables Trust
Series 2020-4, Class A4, 0.50%, 02/17/2026	843,526	836,114
Series 2021-1, Class A3, 0.35%, 10/16/2025	8,243	8,221
Series 2021-3, Class A3, 0.48%, 06/16/2026	298,091	293,013
Series 2023-4, Class A3, 5.78%, 08/16/2028	1,380,000	1,391,867
Series 2024-2, Class A3, 5.10%, 03/16/2029	825,000	824,237
GM Financial Leasing Trust, Series 2024-2, Class A3, 5.39%, 07/20/2027	2,280,000	2,286,140
Hilton Grand Vacations, Inc.
Series 2019-AA, Class A, 2.34%, 07/25/2033(a)	193,755	185,865
Series 2023-1A, Class A, 5.72%, 01/25/2038(a)	108,359	109,201
Series 2024-2A, Class A, 5.50%, 03/25/2038(a)	489,058	491,218
Honda Auto Receivables Owner Trust, Series 2024-1, Class A3, 5.21%, 08/15/2028	940,000	940,971
Invitation Homes Trust, Series 2018-SFR4, Class A, 6.54% (1 mo. Term SOFR + 1.21%), 01/17/2038(a)	624,926	625,658
IPFS Corp.
Series 2022-D, Class A, 4.27%, 08/15/2027(a)	1,200,000	1,182,965
Series 2024-B, Class A, 4.95%, 02/15/2029(a)	500,000	495,956
Series 2024-D, Class A, 5.34%, 04/15/2029(a)	1,240,000	1,242,021
Marriott Vacations Worldwide Corp., Series 2018-A, Class A, 3.56%, 02/20/2036(a)	110,086	109,334
MVW Owner Trust
Series 2019-1A, Class A, 2.89%, 11/20/2036(a)	421,267	410,879
Series 2024-1A, Class A, 5.32%, 02/20/2043(a)	2,851,030	2,851,808
Planet Fitness SPV Guarantor LLC, Series 2022-1A, Class A2I, 3.25%, 12/05/2051(a)	782,000	737,525
Santander Consumer USA, Inc.
Series 2022-5, Class A3, 4.11%, 08/17/2026	148,452	148,310
Series 2022-6, Class A3, 4.49%, 11/16/2026	312,227	311,560
Sierra Timeshare Conduit Receivables Funding LLC, Series 2023-2A, Class A, 5.80%, 04/20/2040(a)	180,517	180,238
Synchrony Bank, Series 2024-A1, Class A, 5.04%, 03/15/2030	1,000,000	998,522
Taco Bell Corp., Series 2021-1A, Class A2I, 1.95%, 08/25/2051(a)	1,007,063	915,694
Tesla Auto Lease Trust, Series 2024-A, Class A3, 5.30%, 06/21/2027(a)	2,040,000	2,032,079
T-Mobile US Trust 2024-1, Series 2024-1A, Class A, 5.05%, 09/20/2029(a)	610,000	608,875

The accompanying notes are an integral part of these financial statements.

37

LoCorr Market Trend Fund
Consolidated Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Par	Value
ASSET-BACKED SECURITIES - (Continued)
Toyota Auto Loan Extended Note Trust, Series 2020-1A, Class A, 1.35%, 05/25/2033(a)	$500,000	$481,333
Toyota Auto Receivables Owner Trust, Series 2024-B, Class A3, 5.33%, 01/16/2029	2,850,000	2,863,716
Toyota Lease Owner Trust, Series 2024-A, Class A3, 5.25%, 04/20/2027(a)	2,350,000	2,348,635
Volkswagen Auto Lease Trust, Series 2024-A, Class A3, 5.21%, 06/21/2027	1,300,000	1,297,370
Volkswagen Auto Loan Enhanced Trust, Series 2021-1, Class A3, 1.02%, 06/22/2026	352,001	345,654
TOTAL ASSET-BACKED SECURITIES (Cost $35,738,600)		35,531,072
MUNICIPAL BOND - 0.2%
State of Hawaii, 1.03%, 08/01/2025	720,000	688,404
TOTAL MUNICIPAL BOND (Cost $720,000)		688,404
TOTAL INVESTMENTS - 77.9% (Cost $327,853,087)		$326,868,058
Money Market Deposit Account - 5.5%(d)(e)		23,149,378
Other Assets in Excess of Liabilities - 16.6%(f)		69,620,844
TOTAL NET ASSETS - 100.0%		$419,638,280

Percentages are stated as a percent of net assets.
AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SOFR - Secured Overnight Financing Rate
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2024, the value of these securities total $62,534,875 or 14.9% of the Fund’s net assets.

(b)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2024.

(c)	Step coupon bond. The rate disclosed is as of June 30, 2024.
(d)	A portion of this deposit account is pledged as collateral for derivative contracts. As of the reporting date, the value of this collateral totals $403,486.
(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

(f)	Includes assets pledged as collateral for derivative contracts. As of the reporting date, the value of these assets totals $64,254,446.
The accompanying notes are an integral part of these financial statements.

38

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
Arabica Coffee	145	09/18/2024	$12,332,250	$(139,297)
Brent Crude Oil	248	07/31/2024	21,080,000	375,415
CAC40 10 Euro Index	186	07/19/2024	14,924,819	(241,622)
Crude Oil	236	07/22/2024	19,243,440	441,094
Dollar Index	103	09/16/2024	10,871,135	105,624
Dow Jones Industrial Average Index	178	09/20/2024	35,127,410	286,000
Euro STOXX 50 Quanto Index	880	09/20/2024	46,424,418	(48,460)
FTSE 100 Index	508	09/20/2024	52,734,186	(7,585)
German Stock Index	103	09/20/2024	50,749,906	250,792
Gold	157	08/28/2024	36,731,720	(449,368)
Hang Seng Index	54	07/30/2024	6,095,620	(117,633)
London Cocoa	29	09/13/2024	2,332,963	(207,856)
London Metals - Aluminum	128	09/16/2024	8,075,392	(147,171)
London Metals - Copper	99	09/16/2024	23,740,571	(1,021,645)
London Metals - Zinc	76	09/16/2024	5,577,393	15,803
Low Sulphur Gas Oil	153	08/12/2024	11,995,200	66,137
Nasdaq 100 Index	141	09/20/2024	56,194,845	(421,166)
Nikkei 225 Index	178	09/12/2024	43,789,173	538,168
Reformulated Gasoline Blendstock	29	07/31/2024	3,046,827	(40,297)
Russell 2000 Index	95	09/20/2024	9,808,750	123,699
S&P 500 Index	298	09/20/2024	82,270,350	(78,896)
Silver	120	09/26/2024	17,736,000	12,824
Soybean Meal	25	12/13/2024	838,750	(51,672)
TOPIX Index	273	09/12/2024	47,688,887	519,194
Total Purchase Contracts				$(237,918)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
10 Year Japanese Government Bonds	(13)	09/11/2024	$1,153,266	$6,987
3 Month Euribor	(1,376)	12/15/2025	358,404,712	(302,492)
3-Month Secured Overnight Financing Rate	(2,174)	03/17/2026	521,923,050	(89,282)
Austrailian Government 10 Year Bonds	(190)	09/16/2024	14,394,712	(1,296)
Canadian 10 Year Government Bonds	(54)	09/18/2024	4,739,432	(46,499)
Corn No. 2 Yellow	(674)	12/13/2024	14,179,275	1,665,633
Cotton No. 2	(103)	12/06/2024	3,743,535	40,622
Crude Soybean Oil	(145)	12/13/2024	3,809,730	16,403
Euro-BOBL	(1,058)	09/06/2024	131,934,158	(1,107,648)
Euro-Bund	(384)	09/06/2024	54,128,064	(488,839)
Euro-Schatz	(2,067)	09/06/2024	233,983,293	(1,082,679)
Hard Red Winter Wheat	(79)	09/13/2024	2,315,688	8,805
ICE 3 Month SONIA Rate	(207)	03/17/2026	62,790,410	(85,737)
Japanese 10 Year Government Bonds	(102)	09/12/2024	90,569,457	105,829
London Metals - Aluminum	(21)	09/16/2024	1,324,869	60,670
London Metals - Copper	(12)	09/16/2024	2,877,645	79,994

The accompanying notes are an integral part of these financial statements.

39

LoCorr Market Trend Fund
Consolidated Schedule of Futures Contracts
as of June 30, 2024 (Unaudited) (Continued)

Description	Contracts Sold	Expiration Date	Notional	Value/Unrealized Appreciation (Depreciation)
London Metals - Zinc	(10)	09/16/2024	$733,868	$(12,660)
Long Gilt	(124)	09/26/2024	15,293,877	(121,157)
Natural Gas	(58)	07/29/2024	1,508,580	78,238
NY Harbor ULSD	(107)	07/31/2024	11,383,751	(297,203)
Soybeans	(343)	11/14/2024	18,933,600	844,954
Sugar #11	(343)	09/30/2024	7,798,448	(547,416)
U.S. Treasury 10 Year Notes	(467)	09/19/2024	51,362,703	(378,603)
U.S. Treasury 2 Year Notes	(1,612)	09/30/2024	329,200,625	(896,568)
U.S. Treasury 5 Year Note	(1,037)	09/30/2024	110,521,516	(726,350)
U.S. Treasury Long Bonds	(66)	09/19/2024	7,808,625	(88,457)
Wheat	(277)	12/13/2024	8,268,450	(37,092)
Total Sale Contracts				$(3,401,843)
Total Unrealized Appreciation (Depreciation)				$ (3,639,761)

The accompanying notes are an integral part of these financial statements.

40

LoCorr Market Trend Fund
Schedule of Forward Currency Contracts
as of June 30, 2024 (Unaudited)

Settlement Date	Currency Purchased		Currency Sold		Counterparty	Unrealized Appreciation (Depreciation)
09/20/2024	AUD	14,933,000	USD	9,992,207	Bank of America Securities, Inc.	$(8,580)
09/20/2024	CAD	6,679,000	USD	4,873,720	Bank of America Securities, Inc.	18,363
09/20/2024	CHF	6,873,000	USD	7,816,192	Bank of America Securities, Inc.	(87,216)
09/20/2024	GBP	44,516,000	USD	56,971,262	Bank of America Securities, Inc.	(663,093)
09/20/2024	JPY	521,792,000	USD	3,345,153	Bank of America Securities, Inc.	(59,504)
09/20/2024	MXN	246,098,000	USD	12,828,905	Bank of America Securities, Inc.	445,154
09/20/2024	NZD	41,537,000	USD	25,591,255	Bank of America Securities, Inc.	(291,553)
09/20/2024	USD	598,463	AUD	902,000	Bank of America Securities, Inc.	(4,580)
09/20/2024	USD	95,631,316	CAD	130,674,000	Bank of America Securities, Inc.	(81,830)
09/20/2024	USD	73,480,778	CHF	64,735,000	Bank of America Securities, Inc.	683,559
09/20/2024	USD	69,608,871	EUR	64,507,000	Bank of America Securities, Inc.	239,942
09/20/2024	USD	2,643,524	GBP	2,090,000	Bank of America Securities, Inc.	(111)
09/20/2024	USD	66,378,784	JPY	10,208,900,000	Bank of America Securities, Inc.	2,094,814
09/20/2024	USD	23,368,390	MXN	440,910,000	Bank of America Securities, Inc.	(413,458)
09/20/2024	USD	42,046	NZD	69,000	Bank of America Securities, Inc.	19

Total Unrealized Appreciation (Depreciation)	$1,871,926

AUD - Australian Dollar
CAD - Canadian Dollar
CHF - Swiss Franc
GBP - British Pound
JPY - Japanese Yen
MXN - Mexican Peso
NZD - New Zealand Dollar
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

41

LoCorr Dynamic Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - 62.2%
Apparel - 0.5%
VF Corp.	18,449	$249,062
Auto Parts & Equipment - 1.1%
Gentherm, Inc.(a)	7,214	355,795
indie Semiconductor, Inc. - Class A(a)	31,919	196,940
		552,735
Biotechnology - 0.6%
Avid Bioservices, Inc.(a)	34,702	247,772
GRAIL, Inc.(a)	1,819	27,958
Iovance Biotherapeutics, Inc.(a)	1,956	15,687
		291,417
Chemicals - 0.2%
Avient Corp.	2,224	97,078
Commercial Services - 6.4%
Arlo Technologies, Inc.(a)	16,664	217,299
Franklin Covey Co.(a)	8,354	317,452
Huron Consulting Group, Inc.(a)	5,152	507,472
LiveRamp Holdings, Inc.(a)	11,057	342,104
Marqeta, Inc. - Class A(a)	20,439	112,006
Repay Holdings Corp.(a)	19,241	203,185
Sabre Corp.(a)	55,459	148,075
Sezzle, Inc.(a)	3,796	334,883
Shift4 Payments, Inc. - Class A(a)	5,063	371,371
Spire Global, Inc.(a)	12,537	135,901
Terawulf, Inc.(a)	11,029	49,079
Universal Technical Institute, Inc.(a)	9,524	149,812
Vestis Corp.	40,565	496,110
		3,384,749
Computers - 0.6%
Mitek Systems, Inc.(a)	27,488	307,316
Distribution & Wholesale - 0.7%
VSE Corp.	4,241	374,396
Diversified Financial Services - 0.2%
Bit Digital, Inc.(a)	11,399	36,249
LendingTree, Inc.(a)	1,425	59,266
		95,515
Electric - 2.9%
CMS Energy Corp.	8,699	517,851
Consolidated Edison, Inc.	5,560	497,175
PPL Corp.	19,118	528,613
		1,543,639

The accompanying notes are an integral part of these financial statements.

42

LoCorr Dynamic Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Electronics - 2.5%
Applied Optoelectronics, Inc.(a)	10,052	$83,331
Coherent Corp.(a)	3,514	254,624
Enovix Corp.(a)	25,458	393,581
OSI Systems, Inc.(a)	3,076	423,012
Vicor Corp.(a)	5,425	179,893
		1,334,441
Engineering & Construction - 1.8%
Bowman Consulting Group Ltd.(a)	14,922	474,370
Fluor Corp.(a)	8,820	384,111
Limbach Holdings, Inc.(a)	1,756	99,969
		958,450
Entertainment - 4.7%
Penn National Gaming, Inc.(a)	49,510	958,266
TKO Group Holdings, Inc.	13,751	1,484,971
		2,443,237
Environmental Control - 0.8%
CECO Environmental Corp.(a)	3,573	103,081
Montrose Environmental Group, Inc.(a)	7,518	335,002
		438,083
Food - 0.3%
Mama’s Creations, Inc.(a)	26,506	178,650
Healthcare-Products - 6.4%
Alphatec Holdings, Inc.(a)	20,669	215,991
AtriCure, Inc.(a)	13,380	304,663
CONMED Corp.	1,439	99,752
Globus Medical, Inc. - Class A(a)	4,163	285,124
ICU Medical, Inc.(a)	2,641	313,619
Inari Medical, Inc.(a)	5,622	270,699
Inogen, Inc.(a)	27,498	223,559
Insulet Corp.(a)	1,798	362,836
Integra LifeSciences Holdings Corp.(a)	3,621	105,516
iRhythm Technologies, Inc.(a)	3,558	382,983
Masimo Corp.(a)	1,316	165,737
MiMedx Group, Inc.(a)	39,669	274,906
Natera, Inc.(a)	1,891	204,776
TransMedics Group, Inc.(a)	886	133,449
		3,343,610
Healthcare-Services - 1.0%
Neuronetics, Inc.(a)	104,419	187,954
Oscar Health, Inc. - Class A(a)	4,447	70,351
Viemed Healthcare, Inc.(a)	38,612	252,909
		511,214

The accompanying notes are an integral part of these financial statements.

43

LoCorr Dynamic Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Home Furnishings - 0.5%
Arhaus, Inc.	3,142	$53,226
Lovesac Co.(a)	8,018	181,046
		234,272
Housewares - 0.3%
Scotts Miracle-Gro Co.	2,750	178,915
Internet - 3.0%
Magnite, Inc.(a)	40,370	536,517
Snap, Inc. - Class A(a)	15,528	257,920
Sprinklr, Inc. - Class A(a)	80,137	770,918
		1,565,355
Iron & Steel - 0.5%
Carpenter Technology Corp.	2,524	276,580
Leisure Time - 0.5%
Bowlero Corp.	18,754	271,746
Lodging - 0.5%
Las Vegas Sands Corp.	6,052	267,801
Machinery-Diversified - 0.5%
Flowserve Corp.	5,281	254,016
Media - 1.6%
Comcast Corp. - Class A	6,583	257,790
Endeavor Group Holdings, Inc. - Class A	20,496	554,007
		811,797
Metal Fabricate & Hardware - 0.3%
Hillman Solutions Corp.(a)	18,548	164,150
Oil & Gas - 0.7%
Transocean Ltd.(a)	71,942	384,890
Oil & Gas Services - 0.5%
Bristow Group, Inc.(a)	4,830	161,950
TETRA Technologies, Inc.(a)	33,288	115,176
		277,126
Pharmaceuticals - 0.7%
Pacira Pharmaceuticals, Inc.(a)	3,525	100,850
PetIQ, Inc.(a)	12,362	272,706
		373,556
Retail - 7.1%
Abercrombie & Fitch Co. - Class A(a)	1,669	296,815
Dick’s Sporting Goods, Inc.	1,767	379,640
Ollie’s Bargain Outlet Holdings, Inc.(a)	3,971	389,833
Portillo’s, Inc. - Class A(a)	17,824	173,249

The accompanying notes are an integral part of these financial statements.

44

LoCorr Dynamic Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Retail - (Continued)
RH(a)	2,777	$678,810
Shake Shack, Inc. - Class A(a)	6,678	601,020
Sweetgreen, Inc. - Class A(a)	9,935	299,441
Ulta Beauty, Inc.(a)	1,325	511,278
Urban Outfitters, Inc.(a)	10,349	424,826
		3,754,912
Savings & Loans - 0.2%
New York Community Bancorp, Inc.	33,243	107,042
Semiconductors - 1.6%
MaxLinear, Inc.(a)	19,984	402,478
Silicon Motion Technology Corp. - ADR	3,959	320,639
SiTime Corp.(a)	1,121	139,430
		862,547
Software - 8.3%
AvePoint, Inc.(a)	44,372	462,356
Dynatrace, Inc.(a)	2,886	129,120
Five9, Inc.(a)	3,161	139,400
Freshworks, Inc. - Class A(a)	32,452	411,816
Lightspeed Commerce, Inc.(a)	10,007	136,996
PDF Solutions, Inc.(a)	11,200	407,456
PROS Holdings, Inc.(a)	10,494	300,653
ROBLOX Corp. - Class A(a)	21,296	792,424
Unity Software, Inc.(a)	6,379	103,723
Workday, Inc. - Class A(a)	575	128,547
Zeta Global Holdings Corp. - Class A(a)	30,683	541,555
Zoom Video Communications, Inc. - Class A(a)	13,574	803,445
		4,357,491
Telecommunications - 3.8%
Aviat Networks, Inc.(a)	7,980	228,946
Calix, Inc.(a)	10,721	379,845
Ceragon Networks Ltd.(a)	72,975	182,438
Ciena Corp.(a)	7,913	381,248
Corning, Inc.	10,638	413,286
Infinera Corp.(a)	70,442	428,992
		2,014,755
Transportation - 0.9%
C.H. Robinson Worldwide, Inc.	2,895	255,107
Castle Biosciences, Inc.(a)	3,306	71,972
Covenant Logistics Group, Inc.	3,091	152,355
		479,434
TOTAL COMMON STOCKS (Cost $31,032,845)		32,739,977

The accompanying notes are an integral part of these financial statements.

45

LoCorr Dynamic Opportunity Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
REITS - 5.8%
Healthcare Realty Trust, Inc.	40,668	$670,209
Kimco Realty Corp.	73,281	1,426,048
Park Hotels & Resorts, Inc.	63,109	945,373
TOTAL REITS (Cost $2,982,907)		3,041,630
EXCHANGE TRADED FUND - 1.2%
SPDR S&P Biotech ETF	6,628	614,482
TOTAL EXCHANGE TRADED FUND (Cost $583,569)		614,482
TOTAL INVESTMENTS - 69.2% (Cost $34,599,321)		36,396,089
Money Market Deposit Account - 21.8%(b)		11,458,727
Other Assets in Excess of Liabilities - 9.0%(c)		4,753,282
TOTAL NET ASSETS - 100.0%		$52,608,098

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
REIT - Real Estate Investment Trust
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

(c)	Includes assets pledged as collateral for securities sold short and due to broker for derivatives. As of the reporting date, the net value of these assets and liabilities totals $16,676,390.
The accompanying notes are an integral part of these financial statements.

46

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited)

	Shares	Value
COMMON STOCKS - (17.0)%
Aerospace & Defense - (0.3)%
Mercury Systems, Inc.	(5,833)	$(157,433)
Agriculture - (0.0)%(a)
Vital Farms, Inc.	(434)	(20,298)
Apparel - (0.5)%
On Holding AG - Class A	(3,249)	(126,061)
Under Armour, Inc. - Class A	(18,902)	(126,077)
		(252,138)
Banks - (1.4)%
Bank of America Corp.	(6,869)	(273,180)
Goldman Sachs Group, Inc.	(588)	(265,964)
Pinnacle Financial Partners, Inc.	(2,392)	(191,456)
		(730,600)
Building Materials - (0.2)%
Armstrong World Industries, Inc.	(576)	(65,226)
Aspen Aerogels, Inc.	(2,364)	(56,382)
		(121,608)
Commercial Services - (1.2)%
Alta Equipment Group, Inc.	(14,544)	(116,934)
Cintas Corp.	(180)	(126,047)
Cross Country Healthcare, Inc.	(5,154)	(71,331)
United Rentals, Inc.	(497)	(321,425)
		(635,737)
Computers - (0.1)%
ASGN, Inc.	(442)	(38,971)
Cosmetics & Personal Care - (0.1)%
The Beauty Health Co.	(28,042)	(53,841)
Diversified Financial Services - (0.9)%
Capital One Financial Corp.	(914)	(126,543)
Evercore Partners, Inc. - Class A	(997)	(207,805)
Synchrony Financial	(2,755)	(130,008)
		(464,356)
Electronics - (0.8)%
Advanced Energy Industries, Inc.	(2,083)	(226,547)
Benchmark Electronics, Inc.	(4,596)	(181,358)
		(407,905)
Engineering & Construction - (0.3)%
Construction Partners, Inc. - Class A	(2,678)	(147,852)

The accompanying notes are an integral part of these financial statements.

47

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Entertainment - (0.4)%
Red Rock Resorts, Inc. - Class A	(3,506)	$(192,585)
Food - (0.1)%
Beyond Meat, Inc.	(9,562)	(64,161)
Healthcare-Products - (0.2)%
Integer Holdings Corp.	(1,121)	(129,801)
Home Builders - (0.2)%
Toll Brothers, Inc.	(1,003)	(115,525)
Home Furnishings - (0.2)%
Traeger, Inc.	(49,776)	(119,462)
Internet - (1.7)%
Alphabet, Inc. - Class A	(689)	(125,501)
Etsy, Inc.	(1,624)	(95,784)
Hims & Hers Health, Inc.	(9,978)	(201,456)
Match Group, Inc.	(3,295)	(100,102)
Meta Platforms, Inc. - Class A	(378)	(190,595)
Pinterest, Inc. - Class A	(4,346)	(191,528)
		(904,966)
Iron & Steel - (0.5)%
Nucor Corp.	(780)	(123,302)
Steel Dynamics, Inc.	(1,023)	(132,479)
		(255,781)
Leisure Time - (0.2)%
YETI Holdings, Inc.	(2,297)	(87,631)
Machinery-Construction & Mining - (0.7)%
Caterpillar, Inc.	(965)	(321,442)
Terex Corp.	(1,117)	(61,256)
		(382,698)
Metal Fabricate & Hardware - (0.3)%
Valmont Industries, Inc.	(559)	(153,418)
Miscellaneous Manufacturing - (0.2)%
Fabrinet	(518)	(126,801)
Oil & Gas - (0.5)%
Exxon Mobil Corp.	(1,112)	(128,013)
Range Resources Corp.	(3,698)	(123,994)
		(252,007)

The accompanying notes are an integral part of these financial statements.

48

LoCorr Dynamic Opportunity Fund
Schedule of Securities Sold Short
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Pharmaceuticals - (0.5)%
Organon & Co.	(9,680)	$(200,376)
Perrigo Co. PLC	(2,164)	(55,571)
		(255,947)
Retail - (3.6)%
Boot Barn Holdings, Inc.	(1,445)	(186,304)
Brinker International, Inc.	(3,434)	(248,587)
Cheesecake Factory, Inc.	(3,160)	(124,156)
First Watch Restaurant Group, Inc.	(7,116)	(124,957)
Floor & Decor Holdings, Inc. - Class A	(2,261)	(224,766)
Gap, Inc.	(5,566)	(132,972)
McDonald’s Corp.	(1,218)	(310,395)
RH	(736)	(179,908)
Shake Shack, Inc. - Class A	(1,118)	(100,620)
Ulta Beauty, Inc.	(662)	(255,446)
		(1,888,111)
Semiconductors - (0.3)%
Rambus, Inc.	(3,130)	(183,919)
Software - (0.8)%
Clearwater Analytics Holdings, Inc. - Class A	(8,090)	(149,827)
Digi International, Inc.	(6,757)	(154,938)
Fastly, Inc. - Class A	(2,436)	(17,953)
ROBLOX Corp. - Class A	(2,111)	(78,550)
		(401,268)
Telecommunications - (0.4)%
A10 Networks, Inc.	(11,875)	(164,469)
Calix, Inc.	(1,309)	(46,378)
		(210,847)
Transportation - (0.4)%
Werner Enterprises, Inc.	(5,615)	(201,185)
TOTAL COMMON STOCKS (Proceeds $9,140,521)		(8,956,852)
EXCHANGE TRADED FUNDS - (4.3)%
iShares Russell 2000	(3,985)	(808,517)
iShares Russell 2000 Growth ETF	(2,923)	(767,375)
ProShares Ultra Financials	(2,017)	(129,068)
SPDR S&P500 Trust	(981)	(533,880)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $2,118,220)		(2,238,840)
TOTAL SECURITIES SOLD SHORT - (21.3)% (Proceeds $11,258,741)		(11,195,692)

Percentages are stated as a percent of net assets.
(a)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

49

LoCorr Spectrum Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited)

	Units	Value
MASTER LIMITED PARTNERSHIPS - 24.0%
Chemicals - 2.2%
CVR Partners LP(a)	20,553	$1,555,040
Coal - 1.2%
Alliance Resource Partners LP	34,516	844,261
Diversified Financial Services - 1.0%
AllianceBernstein Holding LP	20,207	682,794
Gas - 1.2%
Global Partners LP	18,601	848,764
Investment Companies - 0.8%
Icahn Enterprises LP	35,902	591,665
Oil & Gas - 2.9%
Black Stone Minerals LP	63,568	996,111
Sunoco LP	18,100	1,023,374
		2,019,485
Oil & Gas Services - 2.4%
CrossAmerica Partners LP	47,160	936,126
USA Compression Partners LP	32,235	764,937
		1,701,063
Pipelines - 12.3%
Cheniere Energy Partners LP	30,010	1,473,791
Delek Logistics Partners LP	23,911	967,917
Energy Transfer LP(d)	107,981	1,751,452
Enterprise Products Partners LP	58,576	1,697,532
MPLX LP	15,925	678,246
Plains All American Pipeline LP	76,496	1,366,219
Western Midstream Partners LP	17,425	692,295
		8,627,452
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $13,516,126)		16,870,524
	Shares
COMMON STOCKS - 20.4%
Diversified Financial Services - 1.0%
Artisan Partners Asset Management, Inc. - Class A	16,636	686,568
Energy-Alternate Sources - 1.0%
NextEra Energy Partners LP	26,388	729,364
Mining - 7.2%
Agnico Eagle Mines Ltd.	30,313	1,982,470
Barrick Gold Corp.(d)	108,252	1,805,643
Newmont Corp.	15,923	666,696
Rio Tinto PLC - ADR	9,645	635,895
		5,090,704

The accompanying notes are an integral part of these financial statements.

50

LoCorr Spectrum Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
COMMON STOCKS - (Continued)
Oil & Gas - 2.0%
SandRidge Energy, Inc.	49,159	$635,626
Viper Energy, Inc.	20,017	751,238
		1,386,864
Pipelines - 4.9%
Antero Midstream Corp.	61,983	913,629
Enbridge, Inc.	18,984	675,641
Hess Midstream LP - Class A	23,951	872,775
Kinetik Holdings, Inc.	23,814	986,852
		3,448,897
Transportation - 4.3%
FLEX LNG Ltd.	32,645	882,721
Frontline PLC	25,345	652,887
Genco Shipping & Trading Ltd.	35,098	747,938
SFL Corp Ltd.	52,459	728,131
		3,011,677
TOTAL COMMON STOCKS (Cost $13,505,874)		14,354,074
REITS - 17.6%
AGNC Investment Corp.(d)	208,003	1,984,349
American Homes 4 Rent - Class A	19,063	708,381
Annaly Capital Management, Inc.	69,356	1,321,925
Apollo Commercial Real Estate Finance, Inc.	65,631	642,527
Brandywine Realty Trust	198,986	891,457
Digital Realty Trust, Inc.	4,929	749,454
Gaming and Leisure Properties, Inc.	14,931	675,031
Global Net Lease, Inc.(d)	96,236	707,335
Iron Mountain, Inc.	8,828	791,165
Rithm Capital Corp.	80,427	877,459
Sabra Health Care, Inc.	47,245	727,573
Simon Property Group, Inc.	4,605	699,039
Starwood Property Trust, Inc.	51,375	973,043
Weyerhaeuser Co.	22,115	627,845
TOTAL REITS (Cost $12,936,168)		12,376,583
BUSINESS DEVELOPMENT COMPANIES - 11.3%
Ares Capital Corp.	64,081	1,335,448
Blackstone Secured Lending Fund	51,192	1,567,499
FS KKR Capital Corp.	76,372	1,506,820
New Mountain Finance Corp.	71,919	880,289
Oaktree Specialty Lending Corp.	76,661	1,441,993
Sixth Street Specialty Lending, Inc.	57,809	1,234,222
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $7,474,625)		7,966,271

The accompanying notes are an integral part of these financial statements.

51

LoCorr Spectrum Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
CLOSED END FUNDS - 10.3%
Apollo Senior Floating Rate Fund, Inc.	47,301	$687,757
FS Credit Opportunities Corp.	128,001	815,366
KKR Income Opportunities Fund	44,182	605,293
MainStay CBRE Global Infrastructure Megatrends Term Fund	56,241	720,447
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	23,171	105,660
Nuveen Credit Strategies Income Fund	151,830	842,656
Nuveen Floating Rate Income Fund	85,564	740,129
Park Hotels & Resorts, Inc.	46,595	697,993
PIMCO Access Income Fund	52,917	836,618
PIMCO Dynamic Income Opportunities Fund	89,204	1,185,521
TOTAL CLOSED END FUNDS (Cost $7,159,411)		7,237,440
PREFERRED STOCKS - 7.5%
Diversified Financial Services - 1.2%
FTAI Aviation Ltd., Series D, 9.50% to 06/15/2028 then 5 yr. CMT Rate + 5.16%, Perpetual	31,665	827,090
REITS - 6.3%
AGNC Investment Corp., Series F, 6.13% to 04/15/2025 then 3 mo. LIBOR US + 4.70%, Perpetual(b)	38,915	939,019
Annaly Capital Management, Inc.
Series F, 10.56% (3 mo. Term SOFR + 5.25%), Perpetual	27,535	701,867
Series G, 9.74% (3 mo. Term SOFR + 4.43%), Perpetual	31,674	808,004
Chimera Investment Corp., Series B, 11.35% (3 mo. Term SOFR + 6.05%), Perpetual	36,013	887,720
Rithm Capital Corp., Series D, 7.00% to 11/15/2026 then 5 yr. CMT Rate + 6.22%, Perpetual	48,146	1,114,580
		4,451,190
TOTAL PREFERRED STOCKS (Cost $4,484,961)		5,278,280
ROYALTY TRUSTS - 2.9%
Oil & Gas - 2.9%
Kimbell Royalty Partners LP	68,881	1,126,893
Sabine Royalty Trust	13,617	880,884
		2,007,777
TOTAL ROYALTY TRUSTS (Cost $2,058,933)		2,007,777

The accompanying notes are an integral part of these financial statements.

52

LoCorr Spectrum Income Fund
Schedule of Investments
as of June 30, 2024 (Unaudited) (Continued)

	Shares	Value
PUBLICLY TRADED PARTNERSHIP - 1.3%
Oil & Gas - 1.3%
TXO Partners LP	44,920	$905,587
TOTAL PUBLICLY TRADED PARTNERSHIP (Cost $851,066)		905,587
TOTAL INVESTMENTS - 95.3% (Cost $61,987,164)		$66,996,536
Money Market Deposit Account - 3.9%(c)		2,763,644
Other Assets in Excess of Liabilities - 0.8%(e)		561,575
TOTAL NET ASSETS - 100.0%		$70,321,755

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
(a)	Held in connection with written option contracts. See Schedule of Options Written for further information.
(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2024 was 5.24%.

(d)	All or a portion of this security is held as collateral for options written. As of the reporting date, the value of this collateral is $3,420,061.
(e)	Includes deposits with broker for derivatives and securities sold short. As of the reporting date, the value of these assets total $673,310.
The accompanying notes are an integral part of these financial statements.

53

LoCorr Spectrum Income Fund
Schedule of Written Options
as of June 30, 2024 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTION - 0.0%(a)(b)(c)
Call Option - 0.0%(b)
CVR Partners LP, Expiration: 07/19/2024; Exercise Price: $100.00	$ (1,551,030)	(205)	$ (21,525)
TOTAL WRITTEN OPTION (Premiums received $50,834)			(21,525)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	Represents less than 0.05% of net assets.
(c)	100 shares per contract.
The accompanying notes are an integral part of these financial statements.

54

Consolidated Statements of Assets & Liabilities
June 30, 2024 (Unaudited)

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund
ASSETS
Investments, at value (Cost $1,446,407,032, $777,471,241 and $327,853,087, respectively)	$1,441,069,537	$742,225,905	$326,868,058
Cash held in interest bearing deposit account (Note 2)	62,967,575	32,181,223	23,149,378
Cash held as collateral for forward currency contracts (Note 2)	24,300,000	—	11,679,809
Foreign currency, at value (Cost $0, $0, and $715,901, respectively)	—	—	715,901
Receivable for Fund shares sold	1,264,838	534,206	773,575
Receivable for securities sold short	—	4,414	—
Interest receivable	14,056,332	4,717,336	2,950,593
Receivable for unsettled open futures contracts	1,150,793	—	156,467
Deposits with broker for derivative instruments	147,501,111	419,083	52,574,637
Receivable for variation margin on futures contracts	1,435,247	—	1,080,448
Unrealized appreciation on swap contracts (Note 2)	—	62,506,050	—
Unrealized appreciation on forward currency contracts (Note 2)	15,227,684	—	3,481,851
Advance receipt on swap contracts	—	33,100,739	—
Prepaid expenses and other assets	397,160	70,707	180,345
Total Assets	1,709,370,277	875,759,663	423,611,062
Liabilities
Payable for Fund shares redeemed	2,587,771	1,909,389	224,775
Payable for securities purchased	371,178	—	—
Foreign currency due to broker, at value (Cost $16,863,380, $0, and $0, respectively)	16,611,880	—	—
Unrealized depreciation on forward currency contracts (Note 2)	5,850,438	—	1,609,925
Payable for unsettled open futures contracts	2,550,811	—	1,181,477
Payable to custodian	—	6,456	—
Accrued management fees (Note 5)	2,269,908	1,050,497	515,019
Accrued Trustees’ fees	50,089	30,331	12,288
Accrued Rule 12b-1 fees	387,883	263,512	171,241
Accrued expenses and other liabilities	716,158	469,021	258,057
Total Liabilities	31,396,116	3,729,206	3,972,782
NET ASSETS	$1,677,974,161	$872,030,457	$419,638,280
Net Assets Consist of:
Paid-in capital	$1,794,411,365	$ 873,822,019	$ 419,057,089
Total distributable earnings/(accumulated loss)	(116,437,204)	(1,791,562)	581,191
Net Assets	$1,677,974,161	$872,030,457	$419,638,280

The accompanying notes are an integral part of these consolidated financial statements.

55

Consolidated Statements of Assets & Liabilities
June 30, 2024 (Unaudited) (Continued)

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund
Class A Shares
Net assets	$76,776,658	$100,911,590	$30,574,137
Shares issued and outstanding (unlimited shares authorized, no par value)	9,520,358	10,424,132	2,433,831
Net asset value, redemption, and minimum offering price per share(a)	$8.06	$9.68	$12.56
Maximum offering price per share ($8.06/0.9425) ($9.68/0.9425) ($12.56/0.9425)(b)	$8.55	$10.27	$13.33
Class C Shares
Net assets	$29,955,653	$7,153,894	$18,289,809
Shares issued and outstanding (unlimited shares authorized, no par value)	3,961,134	781,199	1,534,971
Net asset value, redemption, and offering price per share(a)	$7.56	$9.16	$11.92
Class I Shares
Net assets	$1,571,241,850	$763,964,973	$370,774,334
Shares issued and outstanding (unlimited shares authorized, no par value)	190,661,042	77,587,316	29,336,921
Net asset value, redemption, and offering price per share	$8.24	$9.85	$12.64

(a)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(b)	On investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

56

Statements of Assets & Liabilities
June 30, 2024 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
ASSETS
Investments, at value (Cost $34,599,321 and $61,987,164, respectively)	$36,396,089	$66,996,536
Cash held in interest bearing deposit account (Note 2)	11,458,727	2,763,644
Cash held as collateral for securities sold short (Note 2)	3,928,000	28,603
Deposits with broker for securities sold short (Note 2)	12,779,182	—
Receivable for Fund shares sold	4,291	48,955
Receivable for securities sold	1,802,796	—
Dividends, interest, and other receivables	77,615	354,375
Deposits with broker for derivative instruments (Note 2)	—	644,707
Prepaid expenses and other assets	46,809	32,285
Total Assets	66,493,509	70,869,105
Liabilities
Securities sold short, at value (Proceeds $11,258,741 and $0, respectively)	$11,195,692	$—
Written options, at value (Premiums received $0 and $50,834, respectively)	—	21,525
Payable for securities purchased	2,214,835	—
Payable for Fund shares redeemed	280,108	195,682
Payable for distributions	—	124,667
Dividends payable	4,075	—
Due to broker for options	30,792	—
Accrued management fees (Note 5)	59,904	71,509
Accrued Trustees’ fees	1,639	2,099
Accrued Rule 12b-1 fees	20,142	47,370
Accrued expenses and other liabilities	78,224	84,498
Total Liabilities	13,885,411	547,350
NET ASSETS	$52,608,098	$70,321,755
Net Assets Consist of:
Paid-in capital	$ 53,979,625	$ 109,943,188
Total distributable earnings/(accumulated loss)	(1,371,527)	(39,621,433)
Net Assets	$52,608,098	$70,321,755
Class A Shares
Net assets	$2,836,997	$14,385,824
Shares issued and outstanding (unlimited shares authorized, no par value)	245,837	2,618,536
Net asset value, redemption, and minimum offering price per share(a)	$11.54	$5.49
Maximum offering price per share ($11.54/0.9425) ($5.49/0.9425)(c)	$12.24	$5.83
Class C Shares
Net assets	$1,125,610	$9,068,404
Shares issued and outstanding (unlimited shares authorized, no par value)	106,099	1,626,836
Net asset value, redemption, and offering price per share(a)	$10.61	$5.57(b)

The accompanying notes are an integral part of these consolidated financial statements.

57

Statements of Assets & Liabilities
June 30, 2024 (Unaudited) (Continued)

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Class I Shares
Net assets	$48,645,491	$46,867,527
Shares issued and outstanding (unlimited shares authorized, no par value)	4,089,539	8,570,999
Net asset value, redemption, and offering price per share	$11.90	$5.47(b)

(a)
A 1.00% contingent deferred sales charge may apply to redemptions made within twelve months of purchase. The contingent deferred sales charge only applies to Class A share purchases of $1 million or more.

(b)	Redemptions made within 60 days of purchase may be assessed a redemption fee of 2.00%.
(c)	On investments of $25,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

58

Consolidated Statements of Operations
Six Months Ended June 30, 2024 (Unaudited)

	LoCorr Macro Strategies Fund	LoCorr Long/Short Commodities Strategy Fund	LoCorr Market Trend Fund
Investment Income
Interest income	$35,164,070	$16,473,164	$8,651,356
Broker interest income	2,271,584	11,081	746,347
Total Investment Income	37,435,654	16,484,245	9,397,703
Expenses
Management fees (Note 5)	13,177,809	6,599,872	3,099,957
Fund administration fees	226,846	163,000	100,999
Fund accounting fees	207,595	151,212	93,588
Trustees’ fees	104,834	61,716	26,558
Transfer agent fees and expenses	1,054,027	714,944	217,073
Custodian fees	56,591	26,869	16,636
Registration expenses	53,617	51,696	36,873
Rule 12b-1 fee - Class A (Note 5)	93,387	127,778	35,940
Rule 12b-1 fee - Class C (Note 5)	156,341	41,764	95,111
Legal and audit fees	48,416	41,734	30,575
Printing and mailing expenses	113,344	62,855	24,915
Other expenses	15,030	10,212	4,138
Total expenses	15,307,837	8,053,652	3,782,363
Net Investment Income (Loss)	22,127,817	8,430,593	5,615,340
Realized and Unrealized Gain (Loss) on Investments, Swap Contracts, Forward Currency Contracts, Futures Contracts, Foreign Currency, and Securities Litigation:
Net realized gain (loss) on:
Investments	(2,760,894)	(16,849,479)	(696,932)
Swap contracts	—	2,392,320	—
Forward currency contracts	(10,924,166)	—	(8,286,804)
Futures contracts	94,202,302	—	46,185,197
Foreign currency transactions	(50,497)	—	(115,992)
Securities litigation	172	—	—
Net change in unrealized appreciation (depreciation) on:
Investments	1,777,143	16,958,604	221,256
Swap contracts	—	(2,713,507)	—
Forward currency contracts	20,815,798	—	8,924,197
Futures contracts	12,548,607	—	5,699,502
Foreign currency translation	931,134	—	—
Net realized and unrealized gain (loss)	116,539,599	(212,062)	51,930,424
Net Increase (Decrease) in Net Assets From Operations	$ 138,667,416	$8,218,531	$ 57,545,764

The accompanying notes are an integral part of these consolidated financial statements.

59

Statements of Operations
Six Months Ended June 30, 2024 (Unaudited)

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Investment Income
Dividend income(a)	$148,153	$ 2,222,091
Interest income	372,206	75,918
Broker interest income	263,019	9,409
Total Investment Income	783,378	2,307,418
Expenses
Management fees (Note 5)	428,836	481,060
Fund administration fees	33,511	32,289
Fund accounting fees	22,187	21,953
Trustees’ fees	3,692	4,928
Transfer agent fees and expenses	67,058	69,616
Custodian fees	19,652	4,138
Registration expenses	25,080	26,231
Rule 12b-1 fee - Class A (Note 5)	3,725	17,903
Rule 12b-1 fee - Class C (Note 5)	7,710	47,337
Legal and audit fees	14,679	15,403
Printing and mailing expenses	4,889	24,553
Other expenses	1,677	4,446
Total expenses before dividend and tax expense	632,696	749,857
Dividend expense on securities sold short (Note 2)	42,764	—
Tax expense	362	—
Total expenses before fee (waiver from)/recovery to Adviser	675,822	749,857
Fee waiver from Adviser (Note 5)	(52,339)	(18,533)
Net expenses	623,483	731,324
Net Investment Income (Loss)	159,895	1,576,094
Realized and Unrealized Gain (Loss) on Investments, Securities Sold Short, Foreign Currency, Securities Litigation, and Written Options:
Net realized gain (loss) on:
Investments	3,046,586	2,059,961
Securities sold short	(1,238,088)	—
Foreign currency transactions	—	—
Securities litigation	30,553	15,748
Written options	—	92,862
Net change in unrealized appreciation (depreciation) on:
Investments	(2,348,870)	769,582
Securities sold short	804,274	—
Foreign currency translation	13	—
Futures contracts	—	—
Written options	—	43,573
Net realized and unrealized gain (loss)	294,468	2,981,726
Net Increase (Decrease) in Net Assets From Operations	$454,363	$ 4,557,820

(a)	Net of issuance fees and/or foreign tax withheld of $0 and $7,501, respectively.
The accompanying notes are an integral part of these consolidated financial statements.

60

LoCorr Macro Strategies Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$22,127,817	$47,885,481
Net realized gain (loss) on investments, forward currency contracts, futures contracts, foreign currency transactions, and securities litigation	80,466,917	(138,648,336)
Net change in unrealized appreciation/depreciation of investments, forward currency contracts, futures contracts and foreign currency translation	36,072,682	(40,769,293)
Increase (decrease) in net assets from operations	138,667,416	(131,532,148)
Distributions
Class A	—	(2,141,193)
Class C	—	(733,380)
Class I	—	(46,560,499)
Total distributions	—	(49,435,072)
Capital Transactions (Note 6)
Proceeds from shares sold	390,907,538	711,007,731
Reinvestment of distributions	—	44,704,286
Cost of shares redeemed	(343,545,826)	(1,448,508,119)
Increase (decrease) in net assets from capital transactions	47,361,712	(692,796,102)
Total increase (decrease) in net assets	186,029,128	(873,763,322)
Net Assets
Beginning of period	1,491,945,033	2,365,708,355
End of period	$1,677,974,161	$1,491,945,033

The accompanying notes are an integral part of these consolidated financial statements.

61

LoCorr Long/Short Commodities Strategy Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$8,430,593	$19,944,845
Net realized gain (loss) on investments, swap contracts and securities litigation	(14,457,159)	(27,523,393)
Net change in unrealized appreciation/depreciation of investments and swap contracts	14,245,097	(36,701,242)
Increase (decrease) in net assets from operations	8,218,531	(44,279,790)
Distributions From:
Earnings:
Class A	—	(3,326,991)
Class C	—	(76,672)
Class I	—	(16,291,274)
Return of capital:
Class A	—	(2,689)
Class C	—	(62)
Class I	—	(13,170)
Total distributions	—	(19,710,858)
Capital Transactions (Note 6)
Proceeds from shares sold	176,004,614	429,006,881
Reinvestment of distributions	—	16,343,432
Cost of shares redeemed	(231,115,274)	(828,838,252)
Increase (decrease) in net assets from capital transactions	(55,110,660)	(383,487,939)
Total increase (decrease) in net assets	(46,892,129)	(447,478,587)
Net Assets
Beginning of period	918,922,586	1,366,401,173
End of period	$872,030,457	$918,922,586

The accompanying notes are an integral part of these consolidated financial statements.

62

LoCorr Market Trend Fund
Consolidated Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$5,615,340	$11,604,941
Net realized gain (loss) on investments, forward currency contracts, futures contracts, foreign currency transactions, and securities litigation	37,085,469	(44,624,504)
Net change in unrealized appreciation/depreciation of investments, forward currency contracts, futures contracts and foreign currency translation	14,844,955	(20,593,321)
Increase (decrease) in net assets from operations	57,545,764	(53,612,884)
Distributions
Class A	—	(672,331)
Class C	—	(315,089)
Class I	—	(9,999,263)
Total distributions	—	(10,986,683)
Capital Transactions (Note 6)
Proceeds from shares sold	102,638,694	228,914,608
Reinvestment of distributions	—	10,535,522
Cost of shares redeemed	(142,638,465)	(277,489,887)
Increase (decrease) in net assets from capital transactions	(39,999,771)	(38,039,757)
Total increase (decrease) in net assets	17,545,993	(102,639,324)
Net Assets
Beginning of period	402,092,287	504,731,611
End of period	$419,638,280	$402,092,287

The accompanying notes are an integral part of these consolidated financial statements.

63

LoCorr Dynamic Opportunity Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$159,895	$789,618
Net realized gain (loss) on investments, securities sold short, foreign currency transactions and securities litigation	1,839,051	(992,638)
Net change in unrealized appreciation/depreciation of investments, securities sold short and foreign currency translation	(1,544,583)	870,167
Increase (decrease) in net assets from operations	454,363	667,147
Distributions
Class A	—	(45,555)
Class C	—	(7,402)
Class I	—	(848,889)
Total distributions	—	(901,846)
Capital Transactions (Note 6)
Proceeds from shares sold	17,725,270	59,750,030
Reinvestment of distributions	—	708,119
Cost of shares redeemed	(28,033,618)	(79,795,915)
Increase (decrease) in net assets from capital transactions	(10,308,348)	(19,337,766)
Total increase (decrease) in net assets	(9,853,985)	(19,572,465)
Net Assets
Beginning of period	62,462,083	82,034,548
End of period	$52,608,098	$62,462,083

The accompanying notes are an integral part of these consolidated financial statements.

64

LoCorr Spectrum Income Fund
Statements of Changes in Net Assets

	Six Months Ended June 30, 2024 (Unaudited)	Year Ended December 31, 2023
OPERATIONS:
Net investment income (loss)	$1,576,094	$3,210,457
Net realized gain (loss) on investments, securities litigation and written options	2,168,571	(7,920,168)
Net change in unrealized appreciation/depreciation of investments and written options	813,155	5,325,402
Increase (decrease) in net assets from operations	4,557,820	615,691
Distributions From:
Earnings:
Class A	(605,014)	(689,340)
Class C	(356,201)	(470,397)
Class I	(2,203,330)	(3,275,284)
Return of capital:
Class A	—	(657,403)
Class C	—	(448,604)
Class I	—	(3,123,544)
Total distributions	(3,164,545)	(8,664,572)
Capital Transactions (Note 6)
Proceeds from shares sold	13,187,816	28,206,402
Reinvestment of distributions	2,497,745	6,973,051
Cost of shares redeemed	(32,627,061)	(57,769,695)
Redemption fees	19,579	6,188
Increase (decrease) in net assets from capital transactions	(16,921,921)	(22,584,054)
Total increase (decrease) in net assets	(15,528,646)	(30,632,935)
Net Assets
Beginning of period	85,850,401	116,483,336
End of period	$70,321,755	$85,850,401

The accompanying notes are an integral part of these consolidated financial statements.

65

LoCorr Macro Strategies Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$7.38	$8.15	$8.13	$8.53	$8.56	$7.95
Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.17	(0.01)	(0.10)	(0.04)	0.02
Net realized and unrealized gain (loss)(b)	0.58	(0.72)	1.21	0.09	0.49	0.98
Total from investment operations	0.68	(0.55)	1.20	(0.01)	0.45	1.00
Distributions:
Net investment income	—	(0.22)	(0.24)	(0.39)	(0.39)	(0.16)
Net realized gains	—	—	(0.94)	—	(0.09)	(0.23)
Total distributions	—	(0.22)	(1.18)	(0.39)	(0.48)	(0.39)
Net asset value, end of period	$8.06	$7.38	$8.15	$8.13	$8.53	$8.56
Total investment return(c)	9.20%	(6.71)%	15.01%	(0.15) %	5.41%	12.52%
Net assets, end of period, in thousands	$76,776	$70,795	$79,936	$84,981	$77,035	$53,320
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.14%	2.14%	2.13%	2.15%	2.17%	2.16%
After expense waiver or recovery	2.14%	2.14%	2.13%	2.15%	2.18%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.55%	2.17%	(0.11) %	(1.10) %	(0.49) %	0.32%
After expense waiver or recovery	2.55%	2.17%	(0.11) %	(1.10) %	(0.50) %	0.24%
Portfolio turnover rate(d)	71%	74%	76%	75%	56%	84%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

66

LoCorr Macro Strategies Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$6.95	$7.67	$7.72	$8.11	$8.15	$7.62
Income (loss) from investment operations:
Net investment income (loss)(a)	0.07	0.11	(0.07)	(0.15)	(0.10)	(0.04)
Net realized and unrealized gain (loss)(b)	0.54	(0.68)	1.14	0.08	0.47	0.92
Total from investment operations	0.61	(0.57)	1.07	(0.07)	0.37	0.88
Distributions:
Net investment income	—	(0.15)	(0.18)	(0.32)	(0.32)	(0.12)
Net realized gains	—	—	(0.94)	—	(0.09)	(0.23)
Total distributions	—	(0.15)	(1.12)	(0.32)	(0.41)	(0.35)
Net asset value, end of period	$7.56	$6.95	$7.67	$7.72	$8.11	$8.15
Total investment return(c)	8.92%	(7.48) %	14.17%	(0.91) %	4.69%	11.57%
Net assets, end of period, in thousands	$29,956	$33,146	$51,327	$34,789	$43,684	$47,205
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.89%	2.89%	2.88%	2.90%	2.92%	2.91%
After expense waiver or recovery	2.89%	2.89%	2.88%	2.90%	2.93%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.80%	1.42%	(0.86) %	(1.85) %	(1.24) %	(0.43) %
After expense waiver or recovery	1.80%	1.42%	(0.86) %	(1.85) %	(1.25) %	(0.51) %
Portfolio turnover rate(d)	71%	74%	76%	75%	56%	84%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

67

LoCorr Macro Strategies Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$7.54	$8.31	$8.27	$8.67	$8.69	$8.07
Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	0.20	0.01	(0.08)	(0.02)	0.04
Net realized and unrealized gain (loss)(b)	0.59	(0.73)	1.23	0.09	0.50	0.99
Total from investment operations	0.70	(0.53)	1.24	0.01	0.48	1.03
Distributions:
Net investment income	—	(0.24)	(0.26)	(0.41)	(0.41)	(0.18)
Net realized gains	—	—	(0.94)	—	(0.09)	(0.23)
Total distributions	—	(0.24)	(1.20)	(0.41)	(0.50)	(0.41)
Net asset value, end of period	$8.24	$7.54	$8.31	$8.27	$8.67	$8.69
Total investment return	9.42%	(6.58) %	15.40%	0.08%	5.70%	12.72%
Net assets, end of period, in thousands	$1,571,242	$1,388,004	$2,234,445	$1,306,255	$1,063,447	$726,061
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.89%	1.89%	1.88%	1.90%	1.92%	1.91%
After expense waiver or recovery	1.89%	1.89%	1.88%	1.90%	1.93%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	2.80%	2.42%	0.14%	(0.85) %	(0.24) %	0.57%
After expense waiver or recovery	2.80%	2.42%	0.14%	(0.85) %	(0.25) %	0.49%
Portfolio turnover rate(c)	71%	74%	76%	75%	56%	84%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these consolidated financial statements.

68

LoCorr Long/Short Commodities Strategy Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$9.61	$10.10	$10.58	$9.89	$9.26	$9.90
Income (loss) from investment operations:
Net investment income (loss)(a)	0.08	0.13	(0.05)	(0.14)	(0.07)	0.05
Net realized and unrealized gain (loss)(b)	(0.01)	(0.46)	0.66	1.57	0.96	(0.67)
Total from investment operations	0.07	(0.33)	0.61	1.43	0.89	(0.62)
Distributions:
Net investment income	—	(0.16)	(1.09)	(0.74)	(0.26)	(0.02)
Net realized gains	—	—	—	—	(0.00)(c)	—
Return of capital		(0.00)(c)	—	—	—	—
Total distributions	—	(0.16)	(1.09)	(0.74)	(0.26)	(0.02)
Net asset value, end of period	$9.68	$9.61	$10.10	$10.58	$9.89	$9.26
Total investment return(d)	0.73%	(3.26) %	5.84%	14.55%	9.66%	(6.24) %
Net assets, end of period, in thousands	$100,911	$103,239	$187,553	$35,149	$26,546	$45,513
Ratios/Supplemental Data(e):
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.99%	1.94%	2.00%(f)	2.08%(f)	2.08%(f)	2.11%
After expense waiver or recovery	1.99%	1.94%	2.00%(f)	2.08%(f)	2.08%(f)	2.14%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.65%	1.37%	(0.46)%(f)	(1.31)%(f)	(0.65)%(f)	0.57%
After expense waiver or recovery	1.65%	1.37%	(0.46)%(f)	(1.31)%(f)	(0.65)%(f)	0.54%
Portfolio turnover rate(g)	42%	64%	90%	66%	60%	103%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments.
The accompanying notes are an integral part of these consolidated financial statements.

69

LoCorr Long/Short Commodities Strategy Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$9.12	$9.58	$10.08	$9.47	$8.89	$9.55
Income (loss) from investment operations:
Net investment income (loss)(a)	0.04	0.06	(0.13)	(0.21)	(0.13)	(0.02)
Net realized and unrealized gain (loss)(b)	(0.00)(c)	(0.45)	0.63	1.50	0.91	(0.64)
Total from investment operations	0.04	(0.39)	0.50	1.29	0.78	(0.66)
Distributions:
Net investment income	—	(0.07)	(1.00)	(0.68)	(0.20)	(0.00)(c)
Net realized gains	—	—	—	—	(0.00)(c)	—
Return of capital	—	(0.00)(c)	—	—	—	—
Total distributions	—	(0.07)	(1.00)	(0.68)	(0.20)	(0.00)
Net asset value, end of period	$9.16	$9.12	$9.58	$10.08	$9.47	$8.89
Total investment return(d)	0.44%	(4.03) %	5.03%	13.66%	8.83%	(6.90) %
Net assets, end of period, in thousands	$7,154	$9,369	$13,384	$11,058	$7,938	$6,645
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.74%	2.69%	2.75%(f)	2.83%(f)	2.83%(f)	2.86%
After expense waiver or recovery	2.74%	2.69%	2.75%(f)	2.83%(f)	2.83%(f)	2.89%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.90%	0.62%	(1.21)%(f)	(2.06)%(f)	(1.40)%(f)	(0.18) %
After expense waiver or recovery	0.90%	0.62%	(1.21)%(f)	(2.06)%(f)	(1.40)%(f)	(0.21) %
Portfolio turnover rate(g)	42%	64%	90%	66%	60%	103%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(f)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

70

LoCorr Long/Short Commodities Strategy Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$9.76	$10.26	$10.72	$10.00	$9.38	$10.03
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.16	(0.02)	(0.11)	(0.04)	0.08
Net realized and unrealized gain (loss)(b)	(0.00)(c)	(0.48)	0.66	1.59	0.95	(0.68)
Total from investment operations	0.09	(0.32)	0.64	1.48	0.91	(0.60)
Distributions:
Net investment income	—	(0.18)	(1.10)	(0.76)	(0.29)	(0.05)
Net realized gains	—	—	—	—	(0.00)(c)	—
Return of capital	—	(0.00)(c)	—	—	—	—
Total distributions	—	(0.18)	(1.10)	(0.76)	(0.29)	(0.05)
Net asset value, end of period	$9.85	$9.76	$10.26	$10.72	$10.00	$9.38
Total investment return	0.92%	(3.07) %	6.06%	14.82%	9.91%	(5.97) %
Net assets, end of period, in thousands	$763,965	$806,315	$1,165,464	$852,152	$443,351	$203,887
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.74%	1.69%	1.75%(e)	1.83%(e)	1.83%(e)	1.86%
After expense waiver or recovery	1.74%	1.69%	1.75%(e)	1.83%(e)	1.83%(e)	1.89%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	1.90%	1.62%	(0.21) %(e)	(1.06) %(e)	(0.40) %(e)	0.82%
After expense waiver or recovery	1.90%	1.62%	(0.21) %(e)	(1.06) %(e)	(0.40) %(e)	0.79%
Portfolio turnover rate(f)	42%	64%	90%	66%	60%	103%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap nor the commodity pool in which the Fund invests.
(e)	Includes 0.07%, 0.08% and 0.02% service fees paid for options for the years ended December 31, 2022, December 31, 2021 and December 31, 2020, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

71

LoCorr Market Trend Fund - Class A
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$10.89	$12.55	$11.41	$11.70	$11.19	$9.52
Income (loss) from investment operations:
Net investment income (loss)(a)	0.14	0.26	(0.01)	(0.13)	(0.06)	0.01
Net realized and unrealized gain (loss)(b)	1.53	(1.65)	3.34	0.22	0.57	1.74
Total from investment operations	1.67	(1.39)	3.33	0.09	0.51	1.75
Distributions:
Net investment income	—	(0.27)	(0.53)	(0.38)	—	(0.08)
Net realized gains	—	—	(1.66)	—	—	—
Total distributions	—	(0.27)	(2.19)	(0.38)	—	(0.08)
Net asset value, end of period	$12.56	$10.89	$12.55	$11.41	$11.70	$11.19
Total investment return(c)	15.34%	(11.18) %	29.59%	0.87%	4.47%	18.33%
Net assets, end of period, in thousands	$30,574	$25,345	$27,903	$15,109	$16,952	$21,966
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.02%	2.00%	2.00%	2.02%	2.04%	2.02%
Ratio of net investment income (loss) to average net assets:	2.53%	2.13%	(0.10) %	(1.10) %	(0.52) %	0.14%
Portfolio turnover rate(d)	64%	77%	100%	110%	125%	119%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

72

LoCorr Market Trend Fund - Class C
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$10.36	$11.95	$11.02	$11.30	$10.89	$9.28
Income (loss) from investment operations:
Net investment income (loss)(a)	0.10	0.16	(0.12)	(0.22)	(0.13)	(0.06)
Net realized and unrealized gain (loss)(b)	1.46	(1.57)	3.23	0.23	0.54	1.67
Total from investment operations	1.56	(1.41)	3.11	0.01	0.41	1.61
Distributions:
Net investment income	—	(0.18)	(0.52)	(0.29)	—	—
Net realized gains	—	—	(1.66)	—	—	—
Total distributions	—	(0.18)	(2.18)	(0.29)	—	—
Net asset value, end of period	$11.92	$10.36	$11.95	$11.02	$11.30	$10.89
Total investment return(c)	14.96%	(11.90) %	28.67%	0.05%	3.76%	17.35%
Net assets, end of period, in thousands	$18,290	$18,079	$19,569	$10,825	$13,170	$16,320
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	2.77%	2.75%	2.75%	2.77%	2.79%	2.77%
Ratio of net investment income (loss) to average net assets:	1.78%	1.38%	(0.85) %	(1.85) %	(1.27) %	(0.61) %
Portfolio turnover rate(d)	64%	77%	100%	110%	125%	119%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

73

LoCorr Market Trend Fund - Class I
Consolidated Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$10.94	$12.61	$11.45	$11.74	$11.23	$9.60
Income (loss) from investment operations:
Net investment income (loss)(a)	0.17	0.30	0.02	(0.10)	(0.03)	0.04
Net realized and unrealized gain (loss)(b)	1.53	(1.67)	3.36	0.22	0.57	1.74
Total from investment operations	1.70	(1.37)	3.38	0.12	0.54	1.78
Distributions:
Net investment income	—	(0.30)	(0.56)	(0.41)	(0.03)	(0.15)
Net realized gains	—	—	(1.66)	—	—	—
Total distributions	—	(0.30)	(2.22)	(0.41)	(0.03)	(0.15)
Net asset value, end of period	$12.64	$10.94	$12.61	$11.45	$11.74	$11.23
Total investment return	15.54%	(10.98) %	29.94%	1.04%	4.81%	18.53%
Net assets, end of period, in thousands	$370,774	$358,668	$457,260	$240,507	$225,995	$234,919
Ratios/Supplemental Data:
Ratio of expenses to average net assets:	1.77%	1.75%	1.75%	1.77%	1.79%	1.77%
Ratio of net investment income (loss) to average net assets:	2.78%	2.38%	0.15%	(0.85) %	(0.27) %	0.39%
Portfolio turnover rate(c)	64%	77%	100%	110%	125%	119%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

The accompanying notes are an integral part of these consolidated financial statements.

74

LoCorr Dynamic Opportunity Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$11.43	$11.22	$12.46	$11.62	$11.20	$9.92
Income (loss) from investment operations:
Net investment income (loss)(a)	0.02	0.09	(0.09)	(0.23)	(0.20)	(0.19)
Net realized and unrealized gain (loss)(b)	0.09	0.27	(1.00)	1.85	0.62	1.51
Total from investment operations	0.11	0.36	(1.09)	1.62	0.42	1.32
Distributions:
Net investment income	—	(0.11)	—	—	—	—
Net realized gains	—	(0.04)	(0.15)	(0.78)	—	(0.04)
Total distributions	—	(0.15)	(0.15)	(0.78)	—	(0.04)
Net asset value, end of period	$11.54	$11.43	$11.22	$12.46	$11.62	$11.20
Total investment return(c)	1.05%	3.19%	(9.18) %	14.38%	3.75%	13.40%
Net assets, end of period, in thousands	$ 2,837	$ 3,557	$3,534	$4,010	$3,828	$6,744
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.57%	2.53%	2.82%	3.90%	4.51%	3.73%
After expense waiver or recovery	2.39%	2.47%	2.51%	2.67%	3.15%	3.02%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.42%	2.30%	2.55%	3.47%	3.60%	2.95%
After expense waiver or recovery	2.24%	2.24%	2.24%	2.24%	2.24%	2.24%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.17%	0.73%	(1.08) %	(3.02) %	(3.31) %	(2.44) %
After expense waiver or recovery	0.35%	0.79%	(0.77) %	(1.79) %	(1.95) %	(1.73) %
Portfolio turnover rate(d)	300%	932%	686%	506%	953%	300%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Total investment return excludes the effect of applicable sales charges.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

75

LoCorr Dynamic Opportunity Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$10.55	$10.33	$11.58	$10.93	$10.62	$9.47
Income (loss) from investment operations:
Net investment income (loss)(a)	(0.02)	0.00(c)	(0.16)	(0.31)	(0.26)	(0.26)
Net realized and unrealized gain (loss)(b)	0.08	0.26	(0.94)	1.74	0.57	1.45
Total from investment operations	0.06	0.26	(1.10)	1.43	0.31	1.19
Distributions:
Net realized gains	—	(0.04)	(0.15)	(0.78)	—	(0.04)
Total distributions	—	(0.04)	(0.15)	(0.78)	—	(0.04)
Net asset value, end of period	$10.61	$10.55	$10.33	$11.58	$10.93	$10.62
Total investment return(d)	0.66%	2.43%	(9.80) %	13.46%	2.92%	12.54%
Net assets, end of period, in thousands	$1,126	$1,914	$3,086	$2,786	$2,436	$4,031
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	3.32%	3.28%	3.57%	4.65%	5.26%	4.48%
After expense waiver or recovery	3.14%	3.22%	3.26%	3.42%	3.90%	3.77%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	3.17%	3.05%	2.30%	4.22%	4.35%	3.70%
After expense waiver or recovery	2.99%	2.99%	2.99%	2.99%	2.99%	2.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	(0.58) %	(0.02) %	(1.83) %	(3.77) %	(4.06) %	(3.19) %
After expense waiver or recovery	(0.40) %	0.04%	(1.52) %	(2.54) %	(2.70) %	(2.48) %
Portfolio turnover rate(e)	300%	932%	686%	506%	953%	300%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

76

LoCorr Dynamic Opportunity Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$11.77	$11.54	$12.77	$11.86	$11.41	$10.07
Income (loss) from investment operations:
Net investment income (loss)(a)	0.03	0.12	(0.06)	(0.20)	(0.17)	(0.17)
Net realized and unrealized gain (loss)(b)	0.10	0.29	(1.02)	1.89	0.62	1.55
Total from investment operations	0.13	0.41	(1.08)	1.69	0.45	1.38
Distributions:
Net investment income	—	(0.14)	—	—	—	—
Net realized gains	—	(0.04)	(0.15)	(0.78)	—	(0.04)
Total distributions	—	(0.18)	(0.15)	(0.78)	—	(0.04)
Net asset value, end of period	$11.90	$11.77	$11.54	$12.77	$11.86	$11.41
Total investment return	1.11%	3.44%	(8.80) %	14.58%	4.03%	13.68%
Net assets, end of period, in thousands	$ 48,645	$ 56,991	$ 75,415	$ 17,713	$ 11,809	$ 16,923
Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.32%	2.28%	2.57%	3.65%	4.26%	3.48%
After expense waiver or recovery	2.14%	2.22%	2.26%	2.42%	2.90%	2.77%
Ratio of expenses to average net assets (excluding dividend, interest, and tax expense):
Before expense waiver or recovery	2.17%	2.05%	2.30%	3.22%	3.35%	2.70%
After expense waiver or recovery	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	0.42%	0.98%	(0.83) %	(2.77) %	(3.06) %	(2.19) %
After expense waiver or recovery	0.60%	1.04%	(0.52) %	(1.54) %	(1.70) %	(1.48) %
Portfolio turnover rate(c)	300%	932%	686%	506%	953%	300%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes securities sold short.

The accompanying notes are an integral part of these financial statements.

77

LoCorr Spectrum Income Fund - Class A
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$5.38	$5.76	$6.98	$6.15	$6.89	$6.26
Income (loss) from investment operations:
Net investment income (loss)(a)	0.11	0.17	0.17	0.08	0.12	0.13
Net realized and unrealized gain (loss)(b)	0.23	(0.09)	(0.93)	1.21	(0.40)	1.00
Total from investment operations	0.34	0.08	(0.76)	1.29	(0.28)	1.13
Distributions From:
Net investment income	(0.23)	(0.24)	(0.17)	(0.28)	(0.18)	(0.12)
Return of capital	—	(0.22)	(0.29)	(0.18)	(0.28)	(0.38)
Total distributions	(0.23)	(0.46)	(0.46)	(0.46)	(0.46)	(0.50)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.49	$5.38	$5.76	$6.98	$6.15	$6.89
Total investment return(d)	6.47%	1.70%	(11.31) %	21.33%	(2.75) %	18.37%
Net assets, end of period, in thousands	$ 14,386	$ 15,350	$15,696	$ 13,838	$ 13,635	$ 25,192
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.10%	2.02%	2.02%	2.06%	2.19%	2.02%
After expense waiver or recovery	2.05%	2.03%	2.09%	2.05%	2.06%	2.02%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.10%	2.02%	1.98%	2.06%	2.18%	2.02%
After expense waiver or recovery	2.05%	2.03%	2.05%	2.05%	2.04%	2.02%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	4.14%	3.07%	2.63%	1.21%	1.93%	1.94%
After expense waiver or recovery	4.19%	3.06%	2.56%	1.22%	2.07%	1.94%
Portfolio turnover rate(f)	30%	38%	50%	53%	88%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

78

LoCorr Spectrum Income Fund - Class C
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$5.45	$5.83	$7.05	$6.21	$6.96	$6.31
Income (loss) from investment operations:
Net investment income (loss)(a)	0.09	0.13	0.12	0.03	0.07	0.08
Net realized and unrealized gain (loss)(b)	0.24	(0.09)	(0.92)	1.23	(0.40)	1.01
Total from investment operations	0.33	0.04	(0.80)	1.26	(0.33)	1.09
Distributions From:
Net investment income	(0.21)	(0.21)	(0.15)	(0.26)	(0.17)	(0.10)
Return of capital	—	(0.21)	(0.27)	(0.16)	(0.25)	(0.34)
Total distributions	(0.21)	(0.42)	(0.42)	(0.42)	(0.42)	(0.44)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.57	$5.45	$5.83	$7.05	$6.21	$6.96
Total investment return(d)	6.12%	0.82%	(11.83) %	20.47%	(3.70) %	17.59%
Net assets, end of period, in thousands	$ 9,068	$ 10,218	$14,617	$ 17,777	$ 13,295	$ 18,645
Ratios/Supplemental Data:(e)
Ratio of expenses to average net assets:
Before expense waiver or recovery	2.85%	2.77%	2.77%	2.81%	2.94%	2.77%
After expense waiver or recovery	2.80%	2.78%	2.84%	2.80%	2.81%	2.77%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	2.85%	2.77%	2.73%	2.81%	2.93%	2.77%
After expense waiver or recovery	2.80%	2.78%	2.80%	2.80%	2.79%	2.77%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	3.39%	2.32%	1.88%	0.46%	1.18%	1.19%
After expense waiver or recovery	3.44%	2.31%	1.81%	0.47%	1.32%	1.19%
Portfolio turnover rate(f)	30%	38%	50%	53%	88%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Total investment return excludes the effect of applicable sales charges.
(e)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

79

LoCorr Spectrum Income Fund - Class I
Financial Highlights
Selected Data and Ratios (for a share outstanding throughout the period)

	Six Months Ended June 30, 2024* (Unaudited)	Year Ended December 31,
		2023	2022	2021	2020	2019
Per Share
Net asset value, beginning of period	$5.36	$5.74	$6.95	$6.13	$6.88	$6.25
Income (loss) from investment operations:
Net investment income (loss)(a)	0.12	0.18	0.18	0.10	0.13	0.15
Net realized and unrealized gain (loss)(b)	0.23	(0.08)	(0.91)	1.20	(0.40)	1.00
Total from investment operations	0.35	0.10	(0.73)	1.30	(0.27)	1.15
Distributions From:
Net investment income	(0.24)	(0.25)	(0.18)	(0.29)	(0.19)	(0.12)
Return of capital	—	(0.23)	(0.30)	(0.19)	(0.29)	(0.40)
Total distributions	(0.24)	(0.48)	(0.48)	(0.48)	(0.48)	(0.52)
Redemption fees(c)	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$5.47	$5.36	$5.74	$6.95	$6.13	$6.88
Total investment return	6.66%	2.02%	(10.99) %	21.53%	(2.60) %	18.74%
Net assets, end of period, in thousands	$46,868	$60,282	$86,170	$44,192	$21,215	$30,049
Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense waiver or recovery	1.85%	1.77%	1.77%	1.81%	1.94%	1.77%
After expense waiver or recovery	1.80%	1.78%	1.84%	1.80%	1.81%	1.77%
Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense waiver or recovery	1.85%	1.77%	1.73%	1.81%	1.93%	1.77%
After expense waiver or recovery	1.80%	1.78%	1.80%	1.80%	1.79%	1.77%
Ratio of net investment income (loss) to average net assets:
Before expense waiver or recovery	4.39%	3.32%	2.88%	1.46%	2.18%	2.19%
After expense waiver or recovery	4.44%	3.31%	2.81%	1.47%	2.32%	2.19%
Portfolio turnover rate(e)	30%	38%	50%	53%	88%	75%

*	All ratios have been annualized except total investment return and portfolio turnover.
(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)
Realized and unrealized gains and losses per share in this caption may be balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the Fund’s statement of operations due to share transactions for the period.

(c)	Amount represents less than $0.005 per share.
(d)	Ratios do not include the income and expenses of the investment companies in which the Fund invests.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
The accompanying notes are an integral part of these financial statements.

80

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited)
1. Organization
LoCorr Investment Trust (the “Trust”), an Ohio business trust, was formed on November 15, 2010 and is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). Each fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codiﬁcation (“ASC”) Topic 946, Financial Services- Investment Companies. The LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund, LoCorr Market Trend Fund, LoCorr Dynamic Opportunity Fund and the LoCorr Spectrum Income Fund (individually a “Fund” and collectively the “Funds”) are series within the Trust. The Funds are each diversiﬁed funds.
The LoCorr Macro Strategies Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Long/Short Commodities Strategy Fund’s primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
The LoCorr Market Trend Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
The LoCorr Dynamic Opportunity Fund’s primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
The LoCorr Spectrum Income Fund’s primary investment objective is current income with capital appreciation as a secondary objective.
Wholly-owned and Controlled Subsidiaries
In order to achieve their investment objectives, the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund each invest up to 25% of their total assets (measured at the time of purchase) in wholly-owned subsidiaries, LCMFS Fund Limited (“LCMFS”), LCLSCS Fund Limited (“LCLSCS”) and LCMT Fund Limited (“LCMT”), respectively; each company is incorporated under the laws of the Cayman Islands. LCMFS, LCLSCS and LCMT act as investment vehicles in order to enter into certain investments for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund, respectively, consistent with their investment objectives and policies speciﬁed in the Prospectuses and Statement of Additional Information.
At June 30, 2024, investments in LCMFS, LCLSCS and LCMT represented 1.91%, 23.60% and 3.50% of the total net assets of LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund and LoCorr Market Trend Fund, respectively.
The consolidated ﬁnancial statements of the LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund each include the investment activity and ﬁnancial statements of LCMFS, LCLSCS and LCMT, respectively. All intercompany accounts and transactions have been eliminated in consolidation. Because each Fund may invest a substantial portion of its assets in its respective subsidiary, the Fund may be considered to be investing indirectly in some of those investments through its subsidiary. For that reason, references to the Fund may also encompass its subsidiary. The subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis. Each Fund and its subsidiary area “commodity pool” under the U.S. Commodity Exchange Act and LoCorr Fund Management, LLC (the “Adviser” or “Management”) is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”). As a result, additional CFTC- mandated disclosure, reporting and recordkeeping obligations apply with respect to each Fund and its respective subsidiary under CFTC and the U.S. Securities and Exchange Commission (the “SEC”) harmonized regulations.
Share Classes
The Funds currently offer three classes of shares: Class A, Class C and Class I shares. Each share class represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (i) Class A shares have a maximum front end sales load of 5.75% and maximum deferred sales charge of 1.00% and Class C

81

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
shares have a maximum deferred sales charge of 1.00%, (ii) Class A shares have a 12b-1 fee of 0.25% and Class C shares have a 12b-1 fee of 1.00%; (iii) certain other class-speciﬁc expenses will be borne solely by the class to which such expenses are attributable and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.
All classes with respect to the LoCorr Spectrum Income Fund are subject to a 2.00% redemption fee on redemptions made within 60 days of the original purchase. As of May 1, 2017, none of the other Funds are subject to a redemption fee.
The following table presents the class-speciﬁc commencement of operations dates for each of the Funds:

Commencement of Operations
	Class A	Class C	Class I
LoCorr Macro Strategies Fund	March 22, 2011	March 24, 2011	March 24, 2011
LoCorr Long/Short Commodities Strategy Fund	January 1, 2012	January 1, 2012	January 1, 2012
LoCorr Dynamic Opportunity Fund	May 10, 2013	May 10, 2013	May 10, 2013
LoCorr Spectrum Income Fund	January 1, 2014	January 1, 2014	January 1, 2014
LoCorr Market Trend Fund	July 1, 2014	July 1, 2014	July 1, 2014

The Funds may issue an unlimited number of shares of beneﬁcial interest, with no par value. All shares of the Funds have equal rights and privileges, except as to class-speciﬁc rights and privileges described above.
2. Signiﬁcant Accounting Policies
The following is a summary of signiﬁcant accounting policies consistently followed by the Funds in the preparation of the ﬁnancial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).
Investment Valuation
The Funds follow fair valuation accounting standards in accordance with GAAP, which establish a deﬁnition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and changes in valuation techniques and related inputs during the period. These inputs are summarized in three broad levels listed below:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange. Investments traded or dealt in one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange. Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Ofﬁcial Closing Price.
The Funds may use independent pricing services to assist in calculating the value of the Funds’ investments. In addition, market prices for foreign investments are not determined at the same time of day as the net asset value

82

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
(“NAV”) for the Funds. Because the Funds may invest in portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Funds do not price their shares, the value of some of the Funds’ portfolio investments may change on days when you may not be able to buy or sell the Funds’ shares. In computing the NAV, the Funds value foreign investments held by the Funds at the latest closing price on the exchange in which they are traded immediately prior to closing of the New York Stock Exchange. Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of an investment in the Funds’ portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Funds price their shares, the investment will be valued at fair value.
Certain investments such as commodity pools are measured based upon NAV as a practical expedient to determine fair value and are not required to be categorized in the fair value hierarchy.
American Depositary Receipts
The Funds may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. ADRs are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Cash and Cash Equivalents
Idle cash may be swept into various overnight demand deposits and is classified as Cash held in interest bearing deposit account on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.
Equity Securities
Equity securities, including common stocks, preferred stocks, securities convertible into common stocks such as convertible bonds, warrants, rights, options, master limited partnership (“MLP”) interests, real estate investment trusts (“REITs”), business development companies (“BDCs”) and royalty trusts are generally valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reﬂect the fair market value of such securities. MLP interests are limited partnerships, the interests in which (known as “units”) typically trade publicly, like stock. MLPs are also called publicly traded partnerships and public limited partnerships. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. Equity securities are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for speciﬁc securities.
Exchange Traded Funds
The Funds may invest in Exchange Traded Funds (“ETFs”). They are managed by professionals and provide the investor with diversiﬁcation, cost and tax efﬁciency, liquidity, marginability, usability for hedging, the ability to go long and short, and (for some ETFs) the provision of periodic distributions. Additionally, some ETFs are unit investment trusts (“UITs”), which are unmanaged portfolios overseen by trustees. ETFs generally have two markets. The primary market is where institutions swap “creation units” in block-multiples of shares, typically 25,000 or 50,000, for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the NAV is calculated. ETF shares may trade at a premium or discount to NAV per share. ETFs share many similar risks with open-end and closed-end funds. ETFs are generally categorized in Level 1 of the fair value hierarchy.

83

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
The Funds may invest in ETFs and other investment companies that hold a portfolio of foreign securities. Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies. There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and ﬁnancial standards and requirements comparable to those applicable to U.S. companies. There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States. Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Funds by domestic companies or the U.S. government. There may be the possibility of expropriations, seizure or nationalization of foreign deposits, conﬁscatory taxation, political, economic or social instability, or diplomatic developments that could affect assets of the Funds held in foreign countries. Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.
Fixed Income Securities
Fixed income securities and certificates of deposit with maturities more than 60 days when acquired generally are valued using an evaluated price supplied by an independent pricing service. Inputs used by the pricing service for U.S. government and treasury securities are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker dealer quotes, yields, bids, offers and reference data. Agency issued debt securities, foreign issued bonds and municipal bonds are generally valued in a manner similar to U.S. government securities. Evaluations for corporate bonds are typically based on valuation methodologies such as market pricing and other analytical pricing models as well as market transactions and dealer quotations based on observable inputs. Fixed income securities are generally categorized in Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.
The fair value of asset backed securities and mortgage backed securities is estimated on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Additional inputs such as creditworthiness of the underlying collateral and quotes from outside brokers for the same or similar issuance may also be considered in the development of fair value. Asset backed and mortgage backed securities are generally categorized in Level 2 of the fair value hierarchy.
Short-term investments in fixed income securities and certificates of deposit with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued using an amortized cost method of valuation, and are generally categorized in Level 2.
Investment Companies
With respect to any portion of the Funds’ assets that are invested in one or more open-end management investment companies, including money market funds, registered under the 1940 Act, the Funds’ NAV is calculated based upon the NAVs of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.
The Funds generally will purchase shares of closed-end investment companies only in the secondary market. The shares of many closed end investment companies, after their initial public offering, frequently trade at a price per share that is less than the NAV per share, the difference representing the “market discount” of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end investment companies, as well as to the fact that the shares of closed-end investment companies are not redeemable by the holder upon demand to the issuer at the next determined NAV but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end investment company shares also may contribute to such shares trading at a discount to their NAV. Closed-end investment companies are generally categorized in Level 1 or Level 2 of the fair value hierarchy depending on inputs used and market activity levels for specific securities.

84

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Financial Derivative Instruments
Financial derivative instruments, such as forward currency contracts, futures contracts, options, or swap agreements, derive their value from underlying asset prices, indices, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a pricing service at the settlement price determined by the relevant exchange. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends and exchange rates.
Forward currency contracts represent the purchase or sale of a speciﬁc quantity of a foreign currency at the current or spot price, with delivery and settlement at a speciﬁed future date. Forward currency contracts are presented at fair value using spot currency rates and are adjusted for the time value of money (forward points) and contractual prices of the underlying ﬁnancial instruments. Forward currency contracts are generally categorized in Level 2.
Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price and are generally categorized in Level 1.
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. Purchased or written options are generally categorized in Level 1 of the fair value hierarchy.
Total return swap contracts are stated at fair value daily based on the fair value of the underlying futures, forward currency and foreign currency contracts constituting the contract’s stated index, taking into account any fees and expenses associated with the swap agreement. Total return swap contracts are generally categorized in Level 2.
Fair Value Pricing
If market quotations are not readily available, investments will be valued at their fair value as determined in good faith by the Adviser in accordance with procedures approved by the Board of Trustees (the “Board”) and evaluated by the Board as to the reliability of the fair value method used. In these cases, a Fund’s NAV will reﬂect certain portfolio investments’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
Fair value determinations are required for the following securities:
•
securities for which market quotations are not readily available at the valuation time on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source);

•	securities determined to be illiquid in accordance with the Trust’s Liquidity Procedures; and
•
securities with respect to which an event that will affect the value thereof has occurred subsequent to the determination by the Adviser/relevant Sub-Adviser of the closing prices reported on the principal exchange on which the securities are traded, but prior to the relevant Fund’s calculation of its NAV.

•
For any open-end mutual funds that do not provide timely NAV information, the Adviser/relevant Sub-Adviser shall evaluate those ‘similar’ funds and determine which are most appropriate based on funds having similar benchmarks or similar objectives. The Adviser/relevant Sub-Adviser shall then calculate the NAV percentage move of those ‘similar’ funds for the day to create an aggregate average percentage move, which it shall use to calculate the price movement for the day of the Fund at issue. For closed-end funds, the aforementioned practice shall be utilized, in addition to monitoring secondary market activity during the day.

85

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Performing Fair Value Pricing
The Adviser considers all appropriate factors relevant to the value of securities for which market quotations are not readily available. No single standard for determining fair value can be established, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.
As a general matter, the Funds’ Adviser will value the portfolio security or other asset primarily by reference to the public market if there is a public market for securities of the same class or similar securities; primarily by reference to private transactions if public market reference is not available and private transaction reports are available; and primarily by use of one or more analytical methods or models if public and private market references are not available or not reliable. The Adviser will use cost only if no better method of valuation is available.
The Adviser regularly evaluates whether its pricing methodologies continue to result in values that the Funds might reasonably expect to receive upon a current sale. In order to do this, the Adviser compares its fair value prices with values that are available from other sources (if there are any). The next actual sales price of a security might be one such source. However, the next-day opening prices or next actual sales prices for a security may differ from the fair value of that security as of the time for NAV calculation, given the subjectivity inherent in fair valuation and the fact that events could occur after NAV calculation. Thus, discrepancies between fair values and next-day opening prices or next actual sales prices may occur on a regular and recurring basis. These discrepancies do not necessarily indicate that the Adviser’s fair value methodology is inappropriate. Nonetheless, systematic comparisons of fair values to the next-day opening prices or next actual sales prices are useful to assist the Adviser with ongoing monitoring and evaluation of the appropriateness of its fair value methodologies. The above guidance does not purport to delineate all factors that may be considered. The Adviser takes into consideration all indications of value available to it in determining the fair value assigned to a particular security.
The following table summarizes LoCorr Macro Strategies Fund’s consolidated investments and other financial instruments as of June 30, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$139,634,999	$ —	$139,634,999
Corporate Bonds	—	291,936,311	—	291,936,311
Collateralized Mortgage Obligations	—	4,962,700	—	4,962,700
Mortgage-Backed Securities	—	180,260,131	—	180,260,131
Municipal Bond	—	4,034,810	—	4,034,810
U.S. Government Agency Issues	—	163,732,255	—	163,732,255
U.S. Treasury Securities	—	617,624,435	—	617,624,435
Short-Term Investment	—	38,883,896	—	38,883,896
Total Investments	$—	$1,441,069,537	$—	$1,441,069,537
Other Financial Instruments*
Forward Currency Contracts
Purchase	$—	$15,227,684	$—	$15,227,684
Sale	—	(5,850,438)	—	(5,850,438)
Total Forward Currency Contracts	—	9,377,246	—	9,377,246
Futures Contracts
Long	$(1,738,112)	$—	$—	$(1,738,112)
Short	(391,791)	—	—	(391,791)
Total Futures Contracts	(2,129,903)	—	—	(2,129,903)
Total Other Financial Instruments	$(2,129,903)	$9,377,246	$—	$7,247,343

86

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2024.
The LoCorr Macro Strategies Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Long/Short Commodities Strategy Fund’s consolidated investments and swap contracts as of June 30, 2024:

Security Classification	Level 1	Level 2	Level 3	NAV as Practical Expedient	Total
Investments
Asset-Backed Securities	$ —	$57,745,660	$ —	$—	$57,745,660
Commodity Pool	—	—	—	109,712,615	109,712,615
Corporate Bonds	—	119,897,726	—	—	119,897,726
Mortgage-Backed Securities	—	79,992,568	—	—	79,992,568
Municipal Bonds	—	2,175,862	—	—	2,175,862
U.S. Government Agency Issues	—	67,653,544	—	—	67,653,544
U.S. Treasury Securities	—	229,326,344	—	—	229,326,344
Short-Term Investment	—	75,721,586	—	—	75,721,586
Total Investments	$—	$632,513,290	$—	$109,712,615	$742,225,905
Swap Contracts*
Long Total Return Swap Contracts	$—	$62,506,050	$—	$—	$62,506,050
Total Swap Contracts	$—	$62,506,050	$—	$—	$62,506,050

See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s investment in swap contracts represents the net unrealized appreciation at June 30, 2024.
The LoCorr Long/Short Commodities Strategy Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Market Trend Fund’s consolidated investments and other financial instruments as of June 30, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Asset-Backed Securities	$—	$35,531,072	$ —	$35,531,072
Corporate Bonds	—	69,965,128	—	69,965,128
Mortgage-Backed Securities	—	48,743,153	—	48,743,153
Municipal Bond	—	688,404	—	688,404
U.S. Government Agency Issues	—	40,062,007	—	40,062,007
U.S. Treasury Securities	—	131,878,294	—	131,878,294
Total Investments	$—	$326,868,058	$—	$326,868,058
Other Financial Instruments*
Forward Currency Contracts
Purchase	$—	$(646,429)	$—	$(646,429)
Sale	—	2,518,355	—	2,518,355
Total Forward Currency Contracts	—	1,871,926	—	1,871,926
Futures Contracts
Long	$(237,918)	$—	$—	$(237,918)
Short	(3,401,843)	—	—	(3,401,843)
Total Futures Contracts	(3,639,761)	—	—	(3,639,761)
Total Other Financial Instruments	$(3,639,761)	$1,871,926	$—	$(1,767,835)

87

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
See the Fund’s consolidated schedule of investments for the investments detailed by industry classification.
*	The fair value of the Fund’s other financial instruments represent the net unrealized appreciation (depreciation) at June 30, 2024.
The LoCorr Market Trend Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Dynamic Opportunity Fund’s investments and securities sold short as of June 30, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Common Stocks	$32,739,977	$ —	$ —	$32,739,977
Exchange Traded Fund	614,482	—	—	614,482
REITS	3,041,630	—	—	3,041,630
Total Investments	$36,396,089	$—	$—	$36,396,089
Securities Sold Short
Common Stocks	$(8,956,852)	$—	$—	$(8,956,852)
Exchange Traded Funds	(2,238,840)	—	—	(2,238,840)
Total Securities Sold Short	$(11,195,692)	$—	$—	$(11,195,692)

See the Fund’s schedule of investments and schedule of securities sold short for detail by industry classification.
The LoCorr Dynamic Opportunity Fund did not hold any Level 3 assets during the period.
The following table summarizes LoCorr Spectrum Income Fund’s investments and written options as of June 30, 2024:

Security Classification	Level 1	Level 2	Level 3	Total
Investments
Business Development Companies	$7,966,271	$ —	$ —	$7,966,271
Closed End Funds	7,237,440	—	—	7,237,440
Common Stocks	14,354,074	—	—	14,354,074
Master Limited Partnerships	16,870,524	—	—	16,870,524
Preferred Stocks	5,278,280	—	—	5,278,280
Publicly Traded Partnership	905,587	—	—	905,587
REITS	12,376,583	—	—	12,376,583
Royalty Trusts	2,007,777	—	—	2,007,777
Total Investments	$66,996,536	$—	$—	$66,996,536
Written Option
Written Call Option	$(21,525)	$—	$—	$(21,525)
Total Written Option	$(21,525)	$—	$—	$(21,525)

See the Fund’s schedule of investments for detail by industry classification.
The LoCorr Spectrum Income Fund did not hold any Level 3 assets during the period
Allocation of Income and Expenses
Net investment income, other than class speciﬁc expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative NAV of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class). Expenses associated with a speciﬁc Fund in the Trust are charged to that Fund. Common expenses are typically allocated based upon the relative net assets of each Fund, or by other equitable means.

88

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Deposits with Broker
Forward Currency and Futures Contracts
When trading derivative instruments, such as futures contracts, a Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk. At June 30, 2024, the LoCorr Macro Strategies Fund and the LoCorr Market Trend Fund pledged cash and cash equivalents, deﬁned as short-term, highly liquid investments that are readily convertible to known amounts of cash at U.S. Bank, N.A. (“U.S. Bank”) to Bank of America Merrill Lynch for each Fund’s investment in forward currency contracts. See the Funds’ consolidated statements of assets and liabilities for these amounts.
Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund is required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required fora particular futures contract is set by the exchange on which the contract is traded and may be signiﬁcantly modiﬁed from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.
At June 30, 2024, the LoCorr Macro Strategies Fund and LCMFS, collectively, had cash and cash equivalents including foreign currency on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMFS pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
At June 30, 2024, the LoCorr Market Trend Fund and LCMT, collectively, had cash and cash equivalents including foreign currency on deposit with the broker for derivative instruments which is presented on the Fund’s consolidated statement of assets and liabilities. In addition, LCMT pledged a portion of its deposit account as collateral for derivative instruments. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral.
If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.
These subsequent payments, called “variation margin,” to and from the futures broker (with the exception of futures contracts traded on the London Metal Exchange (“LME”)), are made on a daily basis as the price of the underlying assets ﬂuctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The variation margin on LME futures contracts do not settle daily, but rather settle at their respective maturity dates. At period end, the unrealized appreciation and depreciation on LME futures contracts is shown as receivable for unsettled open futures contracts and payable for unsettled open futures contracts, respectively, on the Funds’ consolidated statements of assets and liabilities. The Funds expect to earn interest income on any margin deposits, which is disclosed as broker interest income on the Funds’ consolidated statements of operations.
Securities Sold Short
At June 30, 2024, the LoCorr Dynamic Opportunity Fund pledged cash with U.S. Bank as collateral for securities sold short. See the Fund’s statement of assets and liabilities for amounts.

89

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Swap Contracts
LCLSCS has a substantial portion of its assets on deposit with Deutsche Bank in connection with its trading of its swap contract. Assets deposited with Deutsche Bank in connection with the trading of the swap contract for LCLSCS are partially restricted due to deposit requirements. At June 30, 2024, the LoCorr Long/Short Commodities Strategy Fund had cash and cash equivalents on deposit with Deutsche Bank which is presented on the consolidated statements of assets and liabilities as deposits with broker for swap contracts. In addition, at June 30, 2024, LCLSCS pledged a portion of its deposit account as collateral for the swap contract. See the Fund’s consolidated schedule of investments for the fair value of the deposit account pledged as collateral. Risks arise from the possible inability of the counterparty to meet the terms of its contract and may increase if the counterparty’s ﬁnancial condition worsens.
Options
At June 30, 2024, the LoCorr Spectrum Income Fund had cash on deposit with Pershing, LLC for options contracts which is presented on the Fund’s statement of assets and liabilities. In addition, the LoCorr Spectrum Income Fund pledged securities as collateral for options. See the Fund’s consolidated schedule of investments for the fair value of securities pledged as collateral.
Distributable Earnings and Investment Transactions
Net investment income and net realized gains (losses) may differ for ﬁnancial reporting and tax purposes because of temporary or permanent book/tax differences. To the extent these differences are permanent; reclassiﬁcations are made to the appropriate equity accounts in the period that the difference arises.
Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassiﬁed between ﬁnancial and tax reporting. These reclassiﬁcations have no effect on net assets or NAV per share. See Note 7.
Distributions from Earnings
Shareholder transactions are recorded on trade date. Dividends from net investment income are declared and paid at least annually by the Funds. Distribution of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The character of distributions made during the periods from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to the difference in the recognition of income, expense and gain items for ﬁnancial statement and tax purposes.
During the six months ended June 30, 2024, dividends for the LoCorr Spectrum Income Fund were distributed monthly. The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital.
This estimate is based on the Fund’s operating results during the period. It is anticipated that a signiﬁcant portion of the distributions of the Fund’s investments in MLP and certain investments in REITs and royalty trusts will be comprised of return of capital as a result of the tax character of cash distributions made by each Fund’s investments. The actual characterization of the distributions made during the period is not determined until after the end of the ﬁscal year.
The tax character of distributions paid during the periods was as follows:

	Six Months Ended June 30, 2024
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Spectrum Income Fund	$3,164,545	$—	$—

90

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)

	Year Ended December 31, 2023
Fund	Ordinary Income	Long-Term Capital Gains	Return of Capital
LoCorr Macro Strategies Fund	$49,435,072	$ —	$ —
LoCorr Long/Short Commodities Strategy Fund	19,694,937	—	15,921
LoCorr Market Trend Fund	10,986,683	—	—
LoCorr Dynamic Opportunity Fund	889,196	12,650	—
LoCorr Spectrum Income Fund	4,435,021	—	4,229,551

Federal Income Taxes
The Funds intend to qualify as regulated investment companies pursuant to Subchapter M of the Internal Revenue Code of 1986, as amended. The Funds intend to distribute substantially all of their investment company net taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.
As of and during the six months ended June 30, 2024, the Funds did not have any tax positions that did not meet the “more- likely-than-not” threshold of being sustained by applicable tax authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax beneﬁts on uncertain tax positions as interest or other expense in the statements of operations. During the six months ended June 30, 2024, the Funds did not incur any interest or penalties.
For tax purposes, LCMFS, LCLSCS and LCMT are exempted Cayman Islands investment companies. LCMFS, LCLSCS and LCMT have each received an undertaking from the Government of the Cayman Islands exempting them from all local income, proﬁts, and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, LCMFS, LCLSCS and LCMT are controlled foreign corporations (“CFCs”) and as such are not subject to U.S. income tax. However, as a wholly-owned CFC, the net income and capital gain of each CFC, to the extent of its earnings and proﬁts, will be included each year in the respective Funds’ investment company taxable income.
Foreign Securities and Currency
Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the ﬂuctuations arising from changes in market prices of securities held. Such ﬂuctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Forward Currency Contracts
Gains or losses are realized when foreign currency contracts are liquidated. Any change in net unrealized gain or loss is reported in the statements of operations.
Futures Contracts
A futures contract provides for the future sale by one party and purchase by another party of a speciﬁed amount of a speciﬁc ﬁnancial instrument (e.g., units of a stock index) for a speciﬁed price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained.

91

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract.
Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Gains or losses are realized when contracts are liquidated. Closing out an open futures contract purchase or sale is affected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss.
The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract. Any change in net unrealized gain or loss is reported in the statements of operations.
Indemniﬁcations
In the normal course of business, the Funds enter into contracts that contain general indemniﬁcations to other parties. The Funds’ maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Market and Credit Risks
The Funds may engage in the speculative trading of U.S. and foreign futures, forward currency and swap contracts (collectively, “derivatives”). The Funds are exposed to both market risk, which is the risk arising from changes in the fair value of the contracts and credit risk, which is the risk of failure by another party to perform according to the terms of a contract.
Purchase and sale of futures contracts requires margin deposits with the broker. Additional deposits may be necessary for any loss on contract value. The Commodity Exchange Act requires a broker to segregate all customer transactions and assets from such broker’s proprietary activities. A customer’s cash and other property (for example, U.S. government securities) deposited with a broker are considered commingled with all other customer funds subject to the broker’s segregation requirements. In the event of a broker’s insolvency, recovery may be limited to a pro rata share of segregated funds available. It is possible that the recovered amount could be less than total cash and other property deposited.
For derivatives, risks arise from changes in the fair value of the contracts. Theoretically, the Funds are exposed to a market risk equal to the notional contract value of swap, futures and forward currency contracts purchased and unlimited liability on such contracts sold short.
The Funds also engage in investing its assets in U.S. government securities. Risks arise from investments in U.S. government securities due to possible market illiquidity. U.S. government securities are also sensitive to changes in interest rates and economic conditions.
The Funds have established procedures to actively monitor market risk and minimize credit risk, although there can be no assurance that they will, in fact, succeed in doing so.
New Accounting Pronouncements and/or SEC Regulatory Updates
In December 2022, the Financial Accounting Standards Board issued an Accounting Standards Update,
ASU 2022-06, Reference Rate Reform (Topic 848) – Deferral of the Sunset Date of Topic 848 (“ASU 2022-06“).
ASU 2022-06 is an amendment to ASU 2020-04, which provided optional guidance to ease the potential accounting

92

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
burden due to the discontinuation of the LIBOR and other interbank-offered based reference rates and which was effective as of March 12, 2020 through December 31, 2022. ASU 2022-06 extends the effective period through December 31, 2024. Management is currently evaluating the impact, if any, of applying ASU 2022-06.
In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment. The implementation of this rule will not have any impact on the financial statements.
Options on Securities
The Funds may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Option trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater ﬂuctuation than an investment in the underlying instruments themselves.
A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.
A Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a proﬁt on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.
If an option purchased by a Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.
Security Transactions and Investment Income
Security transactions are recorded on trade date. Generally, realized gains and losses on sales of investments are calculated on the speciﬁcally identiﬁed cost basis of the securities.

93

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Dividend income, less foreign taxes withheld, if any, are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.
Distributions received from the investments in MLP interests, REITs, private investments, closed end funds, business development companies and royalty trusts generally are comprised of ordinary income, capital gains and return of capital. Distributions from commodity pools are recorded on the effective date, based on the character determined by the underlying commodity pool. For ﬁnancial statement purposes, the Funds use estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT, private investment, closed end fund, business development company or royalty trust and other industry sources. These estimates may subsequently be revised based on information received from the MLP, REIT, private investment, closed end fund, business development company or royalty trust after their tax reporting periods are concluded, as the actual character of these distributions is not known until after the ﬁscal year end of the Funds. The distributions received from the MLP, REIT, private investment, closed-end fund, business development company and royalty trust securities that have been classiﬁed as income and capital gains are included in investment income and net realized gain (loss) on investments, respectively, on the statements of operations. The distributions received that are classiﬁed as return of capital reduce the cost of investments on the statements of assets and liabilities.
Interest income and expense is recognized on the accrual basis. Market discounts, premiums and original issue discounts on ﬁxed-income securities are amortized daily over the expected life of the security using the effective yield method.
Short Sales
The Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline. When a Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Funds are required to make a margin deposit in connection with such short sales; the Funds may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.
If the price of the security sold short increases between the time of the short sale and the time a Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged. Gains or losses from closed positions of securities sold short are presented as net realized gain or loss on securities sold short on the statements of operations.
In addition, the Funds are required to pay the lender any dividends declared on short positions. Dividends declared on open short positions are recorded on ex-date and shown as an expense for ﬁnancial reporting purposes. To borrow the security, the Funds also may be required to pay fees, which are shown as an expense for ﬁnancial reporting purposes. A Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these broker charges on a net basis as broker interest income or interest expense on the Funds’ statements of operations.
To the extent the Funds sell securities short, it will provide collateral to the broker-dealer and (except in the case of short sales “against the box”) will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current fair value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale). A short sale is “against the box” to the extent the Funds

94

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
contemporaneously own or have the right to obtain at no added cost, securities identical to those sold short. Short sales are collateralized by cash deposits with the counterparty broker and pledged securities held at the custodian, U.S. Bank. The collateral required is determined daily by reference to the fair value of the short positions.
Total Return Swap Contracts
The Funds may enter into total return swap agreements. A total return swap entered into by the Funds is a derivative contract that transfers the market risk of underlying portfolios of futures contracts, forward currency contracts and foreign currencies (considered the “index” within each total return swap contract) between counterparties. The “notional amount” of each total return swap agreement is the agreed upon amount or value of the index used for calculating the returns that the parties to a swap agreement have agreed to exchange. The total return swaps are marked to market daily and any change is recorded in unrealized gain/loss on the consolidated statements of operations based on the value of the index on which the total return swap is referenced, as deﬁned within the total return swap agreement between the counterparties. The composition of the index may vary based on how the underlying portfolio of futures contracts, forward currency contracts and foreign currencies is traded. A Fund’s obligation under total return swap agreement, including any related fees, offset against amounts owed to the Fund in the case of positive performance, will be covered by designating liquid assets on the Fund’s books and records (see the consolidated statement of assets and liabilities for deposits with broker for derivative instruments). Gains or losses will be realized when the total return swap contracts are liquidated and will be presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Changes in notional value and any cash holding adjustments, which represent voluntary realizations by a Fund of swap value at any point in time, are also presented as net realized gain or loss on swap contracts on the consolidated statements of operations. Further, any cash holding adjustments realized by a Fund are subject to interest charges, which are recorded as part of unrealized gain/loss on the consolidated statements of operations. A corresponding asset or liability for “advance receipt on swap contracts” or “advance payment on swap contracts,” respectively, is recorded on the consolidated statements of assets and liabilities for the gain or loss realized on changes in notional value. Total return swaps outstanding at period end, if any, are listed after the Funds’ consolidated schedules of investments.
Use of Estimates
The preparation of ﬁnancial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the ﬁnancial statements and the reported revenues and expenses during the reporting period. Actual results could differ from those estimates.
Warrants
The Funds may invest in warrants. Warrants are options to purchase common stock at a speciﬁc price (usually at a premium above the market value of the optioned common stock at issuance) valid for a speciﬁc period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.
3. Derivative and Other Financial Instruments
The Funds may invest in derivatives such as futures, forward currency, options, and swap contracts, in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities, as well as for speculative purposes to gain exposure to such market movements.

95

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
The Funds’ market risk related to their derivatives trading is inﬂuenced by a wide variety of factors, including the level and volatility of interest rates, exchange rates, weather, supply and demand of commodities, the market value of futures and forward currency contracts, the diversiﬁcation effects among the Funds’ open positions and the liquidity of the markets in which they trade.
The following are the primary trading risk exposures by market sector of the Funds as encompassed in the total return swap contracts:
Agricultural. (grains, livestock and softs). The Funds’ primary exposure is to agricultural price movements which are often directly affected by severe or unexpected weather conditions.
Currencies. Exchange rate risk is a principal market exposure of the Funds. The Funds’ currency exposure is to exchange rate ﬂuctuations, primarily ﬂuctuations which disrupt the historical pricing relationships between different currencies and currency pairs. The ﬂuctuations are inﬂuenced by interest rate changes as well as political and general economic conditions. The Funds trade in a large number of currencies including cross-rates– e.g., positions between two currencies other than the U.S. dollar.
Energy. The Funds’ primary energy market exposure is to gas and oil price movements, often resulting from political developments in the Middle East and economic conditions worldwide. Energy prices are volatile and substantial proﬁts and losses have been and are expected to continue to be experienced in this market.
Interest Rates. Interest rate movements directly affect the price of the sovereign bond futures positions held by the Funds and indirectly the value of its stock index currency positions. Interest rate movements in one country as well as relative interest rate movements between countries may materially impact the Funds’ proﬁtability. The Funds’ primary interest rate exposure is to interest rate ﬂuctuations in countries or regions including Australia, Canada, Japan, Switzerland, the United Kingdom, the
United States and the Eurozone. However, the Funds also may take positions in futures contracts on the government debt of other nations. The Funds anticipate that interest rates in these industrialized countries or areas, both long-term and short-term, will remain a primary market exposure of the Funds for the foreseeable future.
Metals. The Funds’ metals market exposure is to ﬂuctuations in the price of aluminum, copper, gold, lead, nickel, palladium, tin, silver and zinc.
Stock Index. The Funds’ equity exposure, through stock index futures, is to equity price risk in the major industrialized countries as well as other countries.
The Fund invests in options which are not traded on an exchange. In doing so, it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default. These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to market and settlement, segregation and minimum capital requirements applicable to intermediaries. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.
At June 30, 2024, the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund and the LoCorr Market Trend Fund held derivative and other financial instruments which are not subject to a master netting arrangement. The following table presents derivative financial instruments that are subject to enforceable netting agreements, collateral agreements, or other similar agreements as of the reporting date.

96

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
LoCorr Macro Strategies Fund - June 30, 2024

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$15,227,684	$ —	$15,227,684	$—	$—	$15,227,684
Total	$15,227,684	$—	$15,227,684	$—	$—	$15,227,684
Liabilities:
Description
Forward currency contracts	$5,850,438	$—	$5,850,438	$—	$(5,850,438)	$—
Total	$5,850,438	$—	$5,850,438	$ —	$(5,850,438)	$—

LoCorr Long/Short Commodities Strategy Fund - June 30, 2024

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Swap Contracts*	$95,606,789	$ —	$95,606,789	$—	$—	$95,606,789
Total	$95,606,789	$—	$95,606,789	$ —	$ —	$95,606,789

*	Includes $33,100,739 of advance receipt on swap contracts.
LoCorr Market Trend Fund - June 30, 2024

	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Consolidated Statement of Assets & Liabilities	Net Amounts Presented in the Consolidated Statement of Assets & Liabilities	Gross Amounts not offset in the Consolidated Statement of Assets & Liabilities		Net Amount
				Financial Instruments	Collateral Pledged (Received)
Assets:
Description
Forward currency contracts	$3,481,851	$ —	$3,481,851	$ —	$—	$3,481,851
Total	$3,481,851	$—	$3,481,851	$—	$—	$3,481,851
Liabilities:
Description
Forward currency contracts	$1,609,925	$—	$1,609,925	$—	$(1,609,925)	$—
Total	$1,609,925	$—	$1,609,925	$—	$(1,609,925)	$—

(a)	Reflects the current day variation margin and unsettled open futures contracts as separately reported within the Fund’s consolidated statement of assets and liabilities.

97

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
The Funds have adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Funds’ consolidated statements of assets and liabilities and consolidated statements of operations. Fair value of swap contracts are recorded in the consolidated statements of assets and liabilities as net unrealized appreciation on swap contracts or net unrealized depreciation on swap contracts.
Since the derivatives held long or short are for speculative trading purposes, the derivative instruments are not designated as hedging instruments. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open contracts from the preceding period, are recognized as part of realized and unrealized gain (loss) in the consolidated statements of operations.
The following table presents the fair value of consolidated derivative instruments for the LoCorr Macro Strategies Fund, LoCorr Long/Short Commodities Strategy Fund and LoCorr Market Trend Fund and the non-consolidated derivative instruments for the LoCorr Spectrum Income Fund as of June 30, 2024 as presented on each Fund’s consolidated and non-consolidated statements of assets and liabilities:

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
LoCorr Macro Strategies Fund
Forward Currency Contracts(a)
Long	$1,085,539	$4,941,340	$(3,855,801)
Short	14,142,145	909,098	13,233,047
Total Forward Currency Contracts	15,227,684	5,850,438	9,377,246
Futures Contracts(b)
Long Contracts
Commodity	1,999,803	4,006,122	(2,006,319)
Equity	2,334,252	2,138,515	195,737
Foreign exchange	149,104	37,707	111,397
Interest rate	—	38,926	(38,926)
Total Long Contracts	4,483,159	6,221,270	(1,738,112)
Short Contracts
Commodity	5,632,982	1,720,328	3,912,654
Equity	717,613	288,407	429,206
Foreign exchange	1,241,108	180,291	1,060,817
Interest rate	2,325,705	8,120,174	(5,794,469)
Total Short Contracts	9,917,408	10,309,200	(391,791)
Total Futures Contracts	14,400,567	16,530,470	(2,129,903)
Total Forward Currency Contracts and Futures Contracts	$29,628,251	$22,380,908	$7,247,343
LoCorr Long/Short Commodities Strategy Fund
Long Total Return Swap Contracts
LoCorr Commodities Index	$62,506,050	$—	$62,506,050
LoCorr Market Trend Fund
Forward Currency Contracts(a)
Long	463,517	1,109,946	(646,429)
Short	3,018,334	499,979	2,518,355
Total Forward Currency Contracts	3,481,851	1,609,925	1,871,926

98

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)

	Fair Value		Net Unrealized Gain (Loss) on Open Positions
Derivatives Not Accounted for as Hedging Instruments	Assets	Liabilities
Futures Contracts(b)
Long Contracts
Commodity	$911,273	$2,057,306	$(1,146,033)
Equity	1,717,853	915,362	802,491
Foreign exchange	105,624	—	105,624
Interest rate	—	—	—
Total Long Contracts	2,734,750	2,972,668	(237,918)
Short Contracts
Commodity	2,795,320	894,372	1,900,949
Equity	—	—	—
Interest rate	112,816	5,415,607	(5,302,792)
Total Short Contracts	2,908,136	6,309,979	(3,401,843)
Total Futures Contracts	5,642,886	9,282,647	(3,639,761)
Total Forward Currency Contracts and Futures Contracts	$9,124,737	$10,892,572	$(1,767,835)
LoCorr Spectrum Income Fund
Options
Written Options	$—	$(21,525)	$43,573
Total Options	$—	$(21,525)	$43,573

(a)
Unrealized appreciation on forward currency contracts is a receivable and unrealized depreciation on forward currency contracts is a payable on the Fund’s consolidated statement of assets and liabilities.

(b)
Reflects the cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Fund’s consolidated schedule of open futures contracts. Only the current day variation margin and unsettled open futures contracts is separately reported within the Fund’s consolidated statement of assets and liabilities.

The following table presents the results of the derivative trading and information related to volume for the six months ended June 30, 2024. The below captions of “Net Realized” and “Net Change in Unrealized” correspond to the captions in each Fund’s consolidated and non-consolidated statement of operations.

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Macro Strategies Fund
Forward Currency Contracts	$(10,924,166)	$20,815,798
Futures Contracts
Commodity	20,133,133	7,238,625
Equity	62,080,351	(3,760,709)
Foreign exchange	(6,534,160)	1,811,074
Interest rate	18,522,978	7,259,617
Total Futures Contracts	94,202,302	12,548,607
Total Forward Currency Contracts and Futures Contracts	$83,278,136	$33,364,405
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$2,392,320	$(2,713,507)

99

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)

	Gain (Loss) from Trading
Fund and Type of Derivative Instrument	Net Realized	Net Change in Unrealized
LoCorr Market Trend Fund
Forward Currency Contracts	$(8,286,804)	$8,924,197
Futures Contracts
Commodity	8,814,285	3,197,436
Equity	33,809,017	(2,395,070)
Foreign exchange	262,420	272,268
Interest rate	3,299,475	4,624,868
Total Futures Contracts	46,185,197	5,699,502
Total Forward Currency Contracts and Futures Contracts	$37,898,393	$14,623,699
LoCorr Spectrum Income Fund
Options
Written Options	92,862	43,573
Total Options	$92,862	$43,573

(d)	Purchased options are included within net realized gain (loss) on investments and net change in unrealized appreciation/depreciation on investments.
The average monthly notional amount is shown as an indicator of volume. The average monthly notional amounts during the six months ended June 30, 2024 were:

	Average Notional Amount
	Long Contracts	Short Contracts
LoCorr Macro Strategies Fund
Forward Currency Contracts	$936,569,280	$1,250,576,573
Futures Contracts	1,619,061,209	4,121,370,349
LoCorr Long/Short Commodities Strategy Fund
Swap Contracts	$332,730,812	$—
LoCorr Market Trend Fund
Forward Currency Contracts	$306,898,526	$416,735,450
Futures Contracts	693,869,713	1,659,064,555
LoCorr Spectrum Income Fund
Options(a)	$—	$3,124,395

(a)	Represents an average of each month the Fund held purchased or written options.
The swap contracts and the commodity-related futures contracts reported in the tables in Note 3 represent balances and activity of each Fund’s respective wholly-owned and controlled subsidiary. See Note 2.
Please refer to the Funds’ prospectus for a full listing of risks associated with these investments.

100

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
4. Investment Transactions
The cost of security purchases and proceeds from security sales, excluding short-term investments, derivative instruments, short sales and purchases to cover short sales, for the six months ended June 30, 2024 were as follows:

	U.S. Government Obligations		All Other
	Purchases	Sales	Purchases	Sales
LoCorr Macro Strategies Fund	$930,761,112	$493,191,088	$574,306,876	$212,077,366
LoCorr Long/Short Commodities Strategy Fund	254,068,358	134,227,431	171,952,758	106,328,080
LoCorr Market Trend Fund	209,465,654	124,349,530	125,369,021	41,567,944
LoCorr Dynamic Opportunity Fund	—	—	109,656,247	112,762,546
LoCorr Spectrum Income Fund	—	—	21,688,311	38,235,458

5. Management Fees and Other Transactions with Afﬁliates
Management Agreement
The Trust has a Management Agreement with the Adviser, with whom certain ofﬁcers and Trustees of the Funds are afﬁliated, to furnish investment advisory services to the Funds. Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
LoCorr Macro Strategies Fund	1.65%
LoCorr Market Trend Fund	1.50%
LoCorr Dynamic Opportunity Fund	1.50%
LoCorr Spectrum Income Fund	1.30%

Pursuant to the Management Agreement, the Adviser is entitled to receive a fee, paid monthly, in accordance with the Incremental Advisory Fee schedule below based on the LoCorr Long/Short Commodities Strategy Fund’s average daily net assets.

Net Assets for the LoCorr Long/Short Commodities Strategy Fund	Incremental Advisory Fee*
$0.0 - $0.5 billion	1.50%
$0.5 - $1.0 billion	1.40%
$1.0 - $1.5 billion	1.30%
$1.5 - $2.0 billion	1.20%
$2.0 - $2.5 billion	1.10%
Over $2.5 billion	1.00%

*
Incremental advisory fee represents the fees paid on net assets at the related net asset level. For example, with $3 billion in net assets in the Fund, the Adviser would earn 1.50% on the ﬁrst $500 million, plus 1.40% on the next $500 million, plus 1.30% on the next $500 million, plus 1.20% on the next $500 million, plus 1.10% on the next $500 million, plus 1.00% on the ﬁnal $500 million.

As of and for the six months ended June 30, 2024, the Funds reported the following in regards to management fees:

Fund	Management Fees For the Six Months Ended June 30, 2024	Accrued Net Management Fees as of June 30, 2024
LoCorr Macro Strategies Fund	$13,177,809	$2,269,908
LoCorr Long/Short Commodities Strategy Fund	6,599,872	1,050,497
LoCorr Market Trend Fund	3,099,957	515,019
LoCorr Dynamic Opportunity Fund	428,836	59,904
LoCorr Spectrum Income Fund	481,060	71,509

101

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
Sub-Advisory Agreements
Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub- advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on the portion of each Fund’s average daily net assets which they have been allocated to manage.

LoCorr Macro Strategies Fund:	LoCorr Dynamic Opportunity Fund:
Graham Capital Management, L.P.	Kettle Hill Capital Management, LLC
Millburn Ridgefield Corporation	Millrace Asset Group, Inc.
Nuveen Asset Management, LLC
Revolution Capital Management LLC
R.G. Niederhoffer Capital Management
LoCorr Long/Short Commodities Strategy Fund:	LoCorr Spectrum Income Fund:
Nuveen Asset Management, LLC	Bramshill Investments, LLC
LoCorr Market Trend Fund:
Graham Capital Management, L.P.
Nuveen Asset Management, LLC

The Adviser is solely responsible for the payment of the sub-adviser’s fees, and the sub-adviser agrees not to seek payment of its fees from the Trust or the Funds.
Expense Limitation Agreement
The Funds’ Adviser has contractually agreed to waive management fees and/or reimburse the Funds for expenses they incur, but only to the extent necessary to maintain the Funds’ total annual operating expenses after fee waiver and/or reimbursement (excluding any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Funds may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) at the percentages listed below:

Fund	Expense Limit as a Percentage of the Average Daily Net Assets of the Fund	Effective Period Through
LoCorr Macro Strategies Fund	1.99%	April 30, 2025
LoCorr Long/Short Commodities Strategy Fund	1.95%	April 30, 2025
LoCorr Market Trend Fund	1.95%	April 30, 2025
LoCorr Dynamic Opportunity Fund	1.99%	April 30, 2025
LoCorr Spectrum Income Fund	1.80%	April 30, 2025

Any waiver or reimbursement is subject to repayment by the respective Fund within the three ﬁscal years following the ﬁscal year in which the expenses occurred if the Fund is able to make the repayment without exceeding its current expense limitation and the expense limitation at the time of the waiver and the repayment is approved by the Board.

102

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
The total amounts of management fees waived and/or expenses reimbursed which are subject to recovery, and their related expiration date are as follows:
LoCorr Dynamic Opportunity Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2024
Six Months Ended June 30, 2024	$(52,339)	$—	$(52,339)	2027
Year Ended December 31, 2023	(50,998)	—	(50,998)	2026
Year Ended December 31, 2022	(154,575)	—	(154,575)	2025
Year Ended December 31, 2021	(263,217)	—	(263,217)	2024
Total	$(521,129)	$ —	$(521,129)

LoCorr Spectrum Income Fund

Period	Management Fees (Waived) by Adviser Subject to Recovery	Recovery to Adviser	Remaining Available Subject to Recovery	Subject to Recovery on or Before Fiscal Year Ending December 31,
		Six Months Ended June 30, 2024
Six Months Ended June 30, 2024	$(18,533)	$ —	$(18,533)	2027
Year Ended December 31, 2023	—	—	—	2026
Year Ended December 31, 2022	—	—	—	2025
Year Ended December 31, 2021	—	—	—	2024
Total	$(18,533)	$ —	$(18,533)

At June 30, 2024, there were no fees subject to recovery for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund or the LoCorr Market Trend Fund.
Rule 12b-1 Distribution Agreement
The Funds have entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”). Class A shareholders pay distribution expenses to Quasar at the annual rate not to exceed 0.25% of the Fund’s average daily net assets. Class C shareholders pay to Quasar an annual rate not to exceed 1.00%, which is comprised of 0.75% in distribution expenses and 0.25% in service fees, of the Fund’s average daily net assets. Class I shareholders pay no 12b-1 fees.
Sales Charges
Contingent deferred sales charges (“CDSC”) do not represent expenses of the Fund. They are deducted from the proceed of sales of Fund shares from redemption proceeds prior to remittance. The CDSC retained by the Distributor on the redemption of shares is shown in the following table for the six months ended June 30, 2024.

Fund	Class A CDSC Retained by Distributor	Class C CDSC Retained by Distributor
LoCorr Macro Strategies Fund	$—	$2,447
LoCorr Long/Short Commodities Strategy Fund	—	721
LoCorr Market Trend Fund	(266)	871
LoCorr Dynamic Opportunity Fund	—	—
LoCorr Spectrum Income Fund	—	22

6. Fund Shares
At June 30, 2024 there were an unlimited number of shares of beneﬁcial interest authorized. The following table summarizes the activity in shares and dollar amounts applicable to each class of the Funds.

103

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
LoCorr Macro Strategies Fund - Class A

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,395,152	$10,957,044	3,495,601	$27,906,925
Reinvestment of Distributions	—	—	272,677	2,069,619
Shares Redeemed	(1,461,896)	(11,483,096)	(3,989,358)	(31,449,278)
	(66,744)	$(526,052)	(221,080)	$(1,472,734)
Beginning Shares	9,587,102		9,808,182
Ending Shares	9,520,358		9,587,102

LoCorr Macro Strategies Fund - Class C

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	341,506	$2,538,497	650,312	$4,863,443
Reinvestment of Distributions	—	—	100,755	720,399
Shares Redeemed	(1,149,043)	(8,422,422)	(2,673,794)	(19,923,852)
	(807,537)	$(5,883,925)	(1,922,727)	$(14,340,010)
Beginning Shares	4,768,671		6,691,398
Ending Shares	3,961,134		4,768,671

LoCorr Macro Strategies Fund - Class I

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	47,011,495	$377,411,997	83,659,132	$678,237,363
Reinvestment of Distributions	—	—	5,408,293	41,914,268
Shares Redeemed	(40,512,233)	(323,640,308)	(173,679,275)	(1,397,134,989)
	6,499,262	$53,771,689	(84,611,850)	$(676,983,358)
Beginning Shares	184,161,780		268,773,630
Ending Shares	190,661,042		184,161,780

LoCorr Macro Strategies Fund

Total Net Increase (Decrease)	$47,361,712	$(692,796,102)

LoCorr Long/Short Commodities Strategy Fund - Class A

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	595,471	$5,780,284	4,554,740	$45,161,098
Reinvestment of Distributions	—	—	343,576	3,277,713
Shares Redeemed	(918,711)	(8,870,992)	(12,723,610)	(122,762,856)
	(323,240)	$(3,090,708)	(7,825,294)	$(74,324,045)
Beginning Shares	10,747,372		18,572,666
Ending Shares	10,424,132		10,747,372

104

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
LoCorr Long/Short Commodities Strategy Fund - Class C

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	36,519	$334,728	65,225	$611,999
Reinvestment of Distributions	—	—	7,858	71,193
Shares Redeemed	(282,465)	(2,594,658)	(443,040)	(4,118,456)
	(245,946)	$(2,259,930)	(369,957)	$(3,435,264)
Beginning Shares	1,027,145		1,397,102
Ending Shares	781,199		1,027,145

LoCorr Long/Short Commodities Strategy Fund - Class I

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	17,271,991	$169,889,602	38,008,360	$383,233,784
Reinvestment of Distributions	—	—	1,341,024	12,994,526
Shares Redeemed	(22,311,140)	(219,649,624)	(70,352,644)	(701,956,940)
	(5,039,149)	$(49,760,022)	(31,003,260)	$(305,728,630)
Beginning Shares	82,626,465		113,629,725
Ending Shares	77,587,316		82,626,465
LoCorr Long/Short Commodities Strategy Fund
Total Net Increase (Decrease)		$(55,110,660)		$ (383,487,939)

LoCorr Market Trend Fund - Class A

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	407,238	$5,042,183	809,102	$10,146,943
Reinvestment of Distributions	—	—	54,786	624,566
Shares Redeemed	(301,687)	(3,679,550)	(758,379)	(9,051,634)
	105,551	$1,362,633	105,509	$1,719,875
Beginning Shares	2,328,280		2,222,771
Ending Shares	2,433,831		2,328,280

LoCorr Market Trend Fund - Class C

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	105,373	$1,213,901	684,365	$8,183,338
Dividends Reinvested	—	—	28,367	307,781
Shares Redeemed	(314,761)	(3,650,699)	(605,338)	(7,022,335)
	(209,388)	$(2,436,798)	107,394	$1,468,784
Beginning Shares	1,744,359		1,636,965
Ending Shares	1,534,971		1,744,359

105

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
LoCorr Market Trend Fund - Class I

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	7,990,875	$96,382,610	17,147,874	$210,584,327
Reinvestment of Distributions	—	—	838,705	9,603,175
Shares Redeemed	(11,442,960)	(135,308,216)	(21,447,171)	(261,415,918)
	(3,452,085)	$(38,925,606)	(3,460,592)	$(41,228,416)
Beginning Shares	32,789,006		36,249,598
Ending Shares	29,336,921		32,789,006

LoCorr Market Trend Fund
Total Net Increase (Decrease)	$ (39,999,771)	$ (38,039,757)

LoCorr Dynamic Opportunity Fund - Class A

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	29,794	$339,264	92,549	$1,042,714
Reinvestment of Distributions	—	—	3,209	36,642
Shares Redeemed	(95,159)	(1,078,983)	(99,623)	(1,084,217)
	(65,365)	$(739,719)	(3,865)	$(4,861)
Beginning Shares	311,202		315,067
Ending Shares	245,837		311,202

LoCorr Dynamic Opportunity Fund - Class C

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	399	$4,200	4,503	$46,207
Reinvestment of Distributions	—	—	680	7,167
Shares Redeemed	(75,813)	(796,703)	(122,278)	(1,237,422)
	(75,414)	$(792,503)	(117,095)	$(1,184,048)
Beginning Shares	181,513		298,608
Ending Shares	106,099		181,513

LoCorr Dynamic Opportunity Fund - Class I

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	1,476,327	$17,381,806	5,076,372	$58,661,109
Reinvestment of Distributions	—	—	56,489	664,310
Shares Redeemed	(2,230,149)	(26,157,932)	(6,822,774)	(77,474,276)
	(753,822)	$(8,776,126)	(1,689,913)	$(18,148,857)
Beginning Shares	4,843,361		6,533,274
Ending Shares	4,089,539		4,843,361
LoCorr Dynamic Opportunity Fund
Total Net Increase (Decrease)		$(10,308,348)		$(19,337,766)

106

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
LoCorr Spectrum Income Fund - Class A

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	304,464	$1,656,296	819,818	$4,507,897
Reinvestment of Distributions	82,758	449,638	184,362	1,000,182
Shares Redeemed	(621,298)	(3,354,972)	(875,802)	(4,687,202)
Redemption Fees	—	3,789	—	966
	(234,076)	$(1,245,249)	128,378	$821,843
Beginning Shares	2,852,612		2,724,234
Ending Shares	2,618,536		2,852,612

LoCorr Spectrum Income Fund - Class C

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	46,464	$257,131	103,710	$586,632
Reinvestment of Distributions	54,150	298,488	133,738	736,654
Shares Redeemed	(347,188)	(1,911,392)	(872,145)	(4,777,672)
Redemption Fees	—	2,505	—	751
	(246,574)	$(1,353,268)	(634,697)	$(3,453,635)
Beginning Shares	1,873,410		2,508,107
Ending Shares	1,626,836		1,873,410

LoCorr Spectrum Income Fund - Class I

	For the Six Months Ended June 30, 2024		For the Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Shares Sold	2,074,646	$11,274,389	4,168,407	$23,111,873
Reinvestment of Distributions	323,719	1,749,619	965,973	5,236,215
Shares Redeemed	(5,077,534)	(27,360,697)	(8,890,669)	(48,304,821)
Redemption Fees	—	13,285	—	4,471
	(2,679,169)	$(14,323,404)	(3,756,289)	$(19,952,262)
Beginning Shares	11,250,168		15,006,457
Ending Shares	8,570,999		11,250,168
LoCorr Spectrum Income Fund
Total Net Increase (Decrease)		$ (16,921,921)		$ (22,584,054)

Conversion Feature
Class C shares purchased directly from the Funds or through a financial intermediary, except as otherwise disclosed in the Funds’ prospectus, automatically convert to Class A shares in the month of the 8-year anniversary date of the purchase of the Class C shares, based on the relative NAV of each such class without the imposition of any sales charge, fee or other charge.

107

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
7. Federal Tax Information
At December 31, 2023, the components of accumulated earnings (losses) on a tax basis were as follows(1):

	LoCorr Macro Strategies Fund(2)	LoCorr Long/Short Commodities Strategy Fund(2)	LoCorr Market Trend Fund(2)
Tax cost of portfolio	$1,436,243,801	$1,054,337,246	$347,539,308
Gross unrealized appreciation	$18,015,059	$114,569,158	$4,088,109
Gross unrealized depreciation	(34,047,696)	(101,849,135)	(10,853,364)
Net unrealized appreciation (depreciation)	(16,032,637)	12,720,023	(6,765,255)
Undistributed ordinary income	96,889	—	227,874
Undistributed long-term capital gains	—	—	—
Total earnings accumulated	96,889	—	227,874
Other accumulated losses	(239,168,872)	(22,730,116)	(50,427,192)
Total distributable earnings (accumulated losses)	$(255,104,620)	$(10,010,093)	$(56,964,573)

	LoCorr Dynamic Opportunity Fund	LoCorr Spectrum Income Fund
Tax cost of portfolio	$53,161,442	$75,786,599
Gross unrealized appreciation	$4,593,891	$11,518,637
Gross unrealized depreciation	(3,616,911)	(5,531,870)
Net unrealized appreciation	976,980	5,986,767
Undistributed ordinary income	193,268	—
Undistributed long-term capital gains	—	—
Total earnings accumulated	193,268	—
Other accumulated losses	(2,996,138)	(47,001,475)
Total distributable earnings (accumulated losses)	$(1,825,890)	$(41,014,708)

(1)	Total Portfolio represents aggregate amounts of Fund’s investments, securities sold short, forward currency contracts and futures contracts, where applicable.
(2)	Tax Cost is presented on a non-consolidated basis and includes each of the Fund’s investment in the respective CFC’s and the unrealized appreciation and depreciation associated with those investments.
Undistributed income or net realized gains for financial statement purposes may differ from amounts recognized for federal income tax purposes due to differences in the recognition and characterization of income, expense and capital gain items. The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributed primarily to the tax deferral of losses on wash sales, mark to market, investments in partnerships and other temporary differences.

108

LoCorr Investment Trust
Notes
June 30, 2024 (unaudited) (Continued)
At December 31, 2023, accumulated net realized capital loss carryovers, if any, and the year(s) in which the capital loss carryovers expire were:

	Capital Loss Carryover		Year of
	Short-Term	Long-Term	Expiration
LoCorr Macro Strategies Fund	$114,095,151	$125,073,721	Indefinitely
LoCorr Long/Short Commodities Strategy Fund	10,271,568	12,458,548	Indefinitely
LoCorr Market Trend Fund	17,274,492	33,144,351	Indefinitely
LoCorr Dynamic Opportunity Fund	2,142,678	827,386	Indefinitely
LoCorr Spectrum Income Fund	19,815,765	26,092,569	Indefinitely

During the year ended December 31, 2023, the Funds did not utilize any capital loss carryovers.
8. Line of Credit
The Trust entered into an unsecured, uncommitted Loan Agreement (“Line of Credit” or “LOC”) with U.S. Bank not individually but as an umbrella facility on behalf of the Funds in the Trust. The LOC expires on March 5, 2025. The LOC was established to provide the Funds a temporary short-term liquidity source, subject to certain restrictions, covenants and the right of setoff on the Funds’ assets, to meet unanticipated redemptions. Under terms of the LOC, borrowings for each Fund are limited to the lesser of one-third of the net unencumbered assets (including the amount borrowed) of the respective Fund, 5% of the gross assets of the respective Fund or $50 million in the aggregate for all of the Funds under this agreement. U.S. Bank, N.A. charges an interest rate per annum equal to the Prime Rate (8.50% as of June 30, 2024).
The Funds did not utilize the Line of Credit for the six months ended June 30, 2024.
9. Subsequent Events
In preparing the ﬁnancial statements, the Adviser has evaluated events after June 30, 2024.
Declaration of Dividends
The LoCorr Spectrum Income Fund declared the following ordinary income distributions:

Dividend Declaration Date (a)	Shareholder of Record Date	Distribution Amount per Share Class
		Class A	Class C	Class I
July 31, 2024	July 30, 2024	$0.0386	$0.03470	$0.04000

(a)	Ex-date, reinvest date and payable date.
The estimated characterization of the distributions paid will be an ordinary dividend, qualiﬁed dividend or return of capital. See Note 2 for additional information.
There were no additional subsequent events since June 30, 2024, through the date the ﬁnancial statements were issued that would require adjustments to or additional disclosure in these ﬁnancial statements.

109

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited)
Approval of Advisory Agreement
The Board considered the nature, extent and quality of services to be provided by LoCorr Fund Management, LLC (the “Adviser”) to the LoCorr Macro Strategies Fund (the “Macro Fund”) and its wholly-owned subsidiary, LCMFS Fund Limited, the LoCorr Long/Short Commodities Strategy Fund (the “LLSCS Fund”) and its wholly-owned subsidiary, LCLSCS Fund Limited, the LoCorr Dynamic Opportunity Fund (the “LDO Fund”) and the LoCorr Spectrum Income Fund (the “LSI Fund”) and reviewed the 15(c) responses for each, which included a review of the experience of the key personnel of the Adviser., noting that there had not been any changes in key personnel in the last year. The Trustees noted the continued contributions of Brian Hull, the chief compliance officer (“CCO”) of the Trust and Adviser, in overseeing and implementing the Trust’s and Adviser’s compliance programs.
The Trustees noted that the Adviser has provided and will continue to provide a continuous investment program for each of the Funds consistent with each Fund’s investment objective, policies and regulatory limitations. Counsel and a representative of the Adviser reminded the Trustees that the Adviser oversees and continually evaluates sub-advisers and that the Adviser also provides overall portfolio and risk management consistent with each Fund’s investment strategy, guidelines and limitations. The Trustees also discussed the Adviser’s compliance program with the Trust’s CCO, including the operation of policies and procedures related to Rule 18f-4 and Rule 2a-5. The Trustees also discussed the Adviser’s compliance program with the Trust’s CCO. A representative from the Adviser reviewed the Adviser’s financial statements and insurance policy with the Trustees. The Trustees concluded that, based on their review of the Adviser’s financial statements and discussions with the Adviser, the Adviser has sufficient resources to continue to provide advisory services to each of the Funds.
The CCO reviewed the compliance policies and noted that the Adviser reported no material compliance issues. The CCO discussed the successful implementation of policies and procedures pursuant to Rules 2a-5 and 18f-4. Counsel noted that the Adviser had a code of ethics as required under Rule 17j-1 of the 1940 Act. The CCO further noted that the Adviser had not made any material changes to its compliance policies in the last year. After a discussion, the Trustees concluded that the Adviser has compliance policies and procedures in place in order to perform its duties under the management agreements for the Funds.
Counsel indicated that there had not been any recent examinations of the Adviser by the SEC but noted that LoCorr Distributors had recently been examined by FINRA with no material findings. After a discussion, the Trustees concluded that the Adviser is well resourced with experienced personnel and investment expertise and has provided, and is expected to continue to provide, high quality services to the Funds and their respective shareholders.
The Trustees next reviewed and evaluated the performance of the Macro Fund, noting that the one-year returns lagged the Morningstar category, peer group and benchmark index returns but had performed better over the 5 and 10-year periods. A representative of the Adviser discussed the factors related to the Fund’s underperformance over the past year but noted its overall satisfaction with the Fund’s strategies. After a discussion, the Trustees concluded that the Macro Fund’s performance was satisfactory.
The Trustees evaluated the investment performance of the LCLSCS Fund, noting its annualized returns for the various periods. The Trustees noted that the Fund had outperformed its Morningstar category and peer group and underperformed the benchmark indexes during the past year but had outperformed each of those comparisons for the 10-year and since inception periods. After a discussion, the Trustees concluded that the Fund’s performance was reasonable.
The Trustees then discussed the performance of the LDO Fund, noting that the Fund lagged the peer group, Morningstar category and benchmark indexes for the various periods. A representative of the Adviser reviewed the Fund’s strategy with the Trustees, noting that the Fund would underperform in strong bull markets and that the Fund’s exposure to small cap stocks also resulted in relative underperformance. After a discussion, the Trustees concluded that the LDO Fund’s performance was not unreasonable.
The Trustees considered the performance of the LSI Fund. The Trustees noted performance of the LSI Fund, observing that the Fund’s performance for the one-year period lagged the various comparison groups and index. The Board noted that the Fund had materially outperformed the benchmark index for the 3 and 5-year periods. After a discussion, the Trustees concluded that the LSI Fund’s performance was satisfactory.

110

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
The Trustees then reviewed and discussed the costs of services provided and profits to be realized by the Adviser with respect to each of the Funds.
The Trustees reviewed the management fee for the Macro Fund, noting that it was above the average of its peer group and the Morningstar Category but within the range of management fees for the Fund’s peer group and Morningstar Category Average. A representative from the Adviser reminded the Trustees about the Fund’s structural differences relative to its peer group funds. After a discussion, the Trustees agreed that the Macro Fund’s management fee was not unreasonable.
The Trustees next reviewed the management fee for the LCLSCS Fund, noting that it was above the average of its peer group and Morningstar category, but within of the range of management fees for the Fund’s peer group and Morningstar category. A representative of the Adviser reminded the Board about the Fund’s exposure to several commodity trading advisers and the use of Nuveen as a subadviser to the Fund. After a discussion, the Trustees agreed that the LCLSCS Fund’s management fee was reasonable.
The Trustees noted that the LDO Fund’s management fee was within the range of both its peer group and Morningstar category though above the averages for both comparisons. A representative of the Adviser noted for the Trustees that the Adviser engages several sub-advisers to manage the Fund while many funds in the Morningstar category are single manager funds. After a discussion, the Trustees concluded that the LDE Fund’s management fee was not excessive.
Counsel directed the Trustees to review the management fee for the LSI Fund, noting that it was above the average of its peer group and Morningstar category, and above the high-end range for the management fees reported for the LSI Fund’s peer group. A representative of the Adviser discussed the unique nature of the Fund and its strategy and indicated that assembling a meaningful peer group was difficult. After a discussion, the Trustees agreed that the Fund’s management fee was not unreasonable.
The Trustees considered all of these factors with regards to the renewal of the expense limitation agreements with the Adviser for an additional one-year period for the Macro Fund, LCLSCS Fund, LDO Fund and LSI Fund.
The Trustees noted the profit analysis of the Adviser with respect to the Macro Fund and considered the Adviser’s profits from the advisory agreement, net of expenses. The Trustees determined that the Adviser’s profits related to the Macro Fund were reasonable.
The Trustees then discussed the profitability of the Adviser with respect to the LCLSCS Fund. Counsel noted the Adviser’s net profits with respect to the LCLSCS Fund. After a discussion, the Trustees determined that the Adviser’s profits with respect to the Fund were reasonable.
The Trustees then reviewed the profitability of the Adviser with respect to the LDO Fund and noted that the Adviser did not show a net profit with respect to the Fund.
Counsel directed the Trustees’ attention to the profitability of the Adviser with respect to the LSI Fund. The Trustees noted that the Adviser showed a net profit and agreed that the Adviser’s total net profits as a percentage of revenues and absolute amount were reasonable.
The Trustees considered the economies of scale to be realized by the shareholders of the Macro Fund, LLSCS Fund, LDO Fund and LSI Fund, noting that the management fees for the LLSCS Fund reflect an incremental fee schedule which includes break points. The Board considered whether economies of scale had been reached with respect to the management of each Fund, excluding the LLSCS Fund. They noted that the Adviser had indicated its willingness to discuss the matter of breakpoints with the Board as each other Fund increased its assets. The Board agreed that in light of the expense limitation agreements, which effectively protected shareholders from high expenses despite lower asset levels, and the Adviser’s willingness to consider breakpoints as each other Fund reached higher asset levels, the absence of breakpoints was acceptable.

111

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that each Fund’s management fee is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of Macro Fund, LLSCS Fund, LDO Fund and LSI Fund.
Approval of Sub-Advisory Agreements
Nuveen Asset Management, LLC (“Nuveen”), Sub-Adviser (Macro Fund, LLSCS Fund and LoCorr Market Trend Fund (the “LMT Fund”))
The Trustees next considered the 15(c) materials provided by Nuveen. The Trustees reviewed the nature, extent and quality of services provided by Nuveen for the fixed income strategies in the Macro Fund, LCLSCS Fund and the LMT Fund. The Trustees considered Nuveen’s personnel, noted many years of experience and depth of investment capabilities. A representative of the Adviser explained that Nuveen continued to provide credit research, security selection, trade execution and compliance monitoring for the fixed income portion of the Macro, LCLSCS and LMT Funds.
The CCO indicated that Nuveen continues to provide quarterly summaries of its updates to its compliance manual. The CCO indicated that he determined that these compliance updates from the past year were immaterial. A representative of the Adviser indicated that the Adviser continued to be satisfied with the overall services provided by Nuveen to the Funds.
Counsel noted for the Board that Nuveen did not have any material compliance, material litigations or regulatory agency issues in the past year and that Nuveen continued to carry an E&O/D&O policy through its parent company. After a discussion, the Trustees concluded that Nuveen continued to have a great depth of experienced personnel and was well resourced and therefore was expected to continue to provide satisfactory services to the Funds.
Next, the Trustees discussed the investment performance for Nuveen, noting the one-year, five-year and since inception returns for the Macro, LCLSCS and LMT Funds. The Trustees compared Nuveen’s reported returns to its benchmark index returns for the one-year, five-year and since inception periods and noted that Nuveen had continued to outperform its benchmark index for all Funds for all periods. After a discussion, the Trustees noted it was pleased with Nuveen’s performance with respect to Macro, LCLSCS and LMT Funds and deemed Nuveen’s performance to be satisfactory.
The Trustees discussed the costs of services provided by Nuveen to Macro Fund, LCLSCS Fund and LMT Fund, and noted that Nuveen earns a small profit with regard to sub-advising the Funds. The Trustees also considered that the subadvisory fee for the Funds compared favorably to fee schedule that Nuveen charged to institutional accounts with the same strategy. The Trustees concluded that the sub-advisory fees paid to Nuveen by the Adviser were reasonable in light of the services to be provided under the sub-advisory agreements.
Having requested and received such information from Nuveen as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that Nuveen’s fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interest of the shareholders of Macro Fund, LLSCS Fund and LMT Fund.
Millburn Ridgefield Corporation (“Millburn”), Sub-Adviser (Macro Fund & LCMFS Fund Limited)
Counsel then turned the Trustees’ attention to the 15(c) responses for Millburn. The Board discussed the experience and backgrounds of Millburn’s personnel providing services to the Fund. A representative of the Adviser stated for the Trustees that Millburn continues to provide portfolio management, investment strategy development and trade execution for the Fund’s portfolio as well as compliance services to assure the assets allocated to it are managed within the Fund’s investment restrictions.
The Trustees noted that Millburn reported not having any material compliance or litigation issues in the past year. The Trustees reviewed Millburn’s compliance controls with the CCO including its pre- and post-trade compliance

112

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
checks. The CCO reported to the Board that Millburn was undergoing a routine NFA examination. The Trustees further observed that Millburn carried an appropriate E&O/D&O policy. The Trustees determined that the services provided by Millburn to the Fund have been satisfactory and that the Trustees expects Millburn to continue to provide quality services in the future.
The Trustees then reviewed the investment performance of Millburn’s allocation of the Fund’s portfolio. A representative of the Adviser noted Millburn’s performance in the past year, discussing the factors that led to relative underperformance. The Board considered Millburn’s performance relative to the overall Fund and its benchmark. In response to a question, a representative of the Adviser stated that it was satisfied with Millburn’s execution of its strategy. After a discussion, the Trustees concluded that they were satisfied that Millburn was executing its strategy as intended and that its performance was not unreasonable.
Counsel noted for the Trustees that the sub-advisory fee structure was lower than the fee charged by Millburn to its separately managed account clients. The Trustees further observed that Millburn’s fee did not include an incentive fee. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees concluded that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Millburn in connection with its relationship with the Fund and whether the amount of profit is a fair profit with respect to the sub-advisory services provided to the Fund. After a discussion, it was the consensus of the Trustees that the level of profit remained reasonable.
Having requested and received such information from Millburn as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that Millburn’s fee structure was not unreasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund.
Graham Capital Management, L.P. (“Graham”), Sub-Adviser (Macro Fund & LCMFS Fund Limited)
The Trustees next considered the nature, extent and quality of services to be provided by Graham to the Macro Fund. The Trustees turned their attention to the 15(c) responses for Graham. The Trustees discussed the responsibilities of Graham’s key personnel providing services to the Fund, noting the recent change in the firm’s chief executive officer. A representative of the Adviser indicated that it did not believe that this would change Graham’s quality of services provided to the Fund. The Trustees noted that Graham provides quantitative research, security selection and trade execution for the Fund’s portfolio as well as compliance services to assure assets are managed within the Fund’s investment restrictions.
The CCO indicated that Graham adopted appropriate compliance policies and procedures and that Graham had not made any material revisions to such policies in the past year. Counsel stated that Graham continued to carry an appropriate E&O/D&O policy. The Trustees noted that Graham did not have material regulatory examinations, litigations since its last renewal. After a discussion, the Trustees concluded that Graham continued to have appropriate resources and investment personnel to perform the services as sub-adviser to the Fund.
Next, the Trustees discussed the investment performance for Graham’s allocation of the Macro Fund, noting that Graham had underperformed the Fund’s benchmark and the Fund as a whole overall the past year but had performed well over longer periods. After a discussion, the Trustees concluded that Graham’s performance for the Macro Fund was satisfactory.
The Trustees reviewed the sub-advisory fee paid to Graham and considered that it was slightly higher than the fee charged by Graham for another similar investment vehicle but that did not include a performance incentive fee. The Trustees also noted that the fee was less than the fee Graham charged to another similar investment vehicle that did not have a performance fee component. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable.

113

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Counsel next turned the Trustees’ attention to the profits realized by Graham with respect to the Fund. The Board discussed whether the amount of profit was reasonable with respect to the sub-advisory services provided to the Fund. The Trustees also considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense.
After a discussion, the Trustees concluded that Graham’s level of profit was reasonable. Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund.
Revolution Capital Management, LLC (“Revolution”), Sub-Adviser (Macro Fund & LCMFS Fund Limited)
The Trustees then reviewed the nature, extent and quality of services provided by Revolution. Counsel directed the Board’s attention to the 15(c) responses for Revolution. The Trustees considered the backgrounds and responsibilities of Revolution’s key investment personnel, noting the experience of these individuals. A representative of the Adviser stated that Revolution has been responsible for the maintenance and improvement of its trading models used in its strategy for the Fund’s portfolio and trade execution. The CCO indicated that Revolution had established and maintains a robust compliance program.
Counsel indicated that Revolution did not report any material compliance issues, regulatory examinations or material litigations in the past year. The Board noted that Revolution maintained an E&O/D&O insurance policy in an appropriate amount. The CCO noted that Revolution had not made any material revisions to its compliance policies and procedures in the past year. After a discussion, the Trustees concluded that Revolution has adequate resources available to continue to provide satisfactory services to the Fund.
Next, the Trustees reviewed the investment returns for Revolution, noting of Revolution’s strategy for the Fund. The Trustees considered Revolution’s returns to its benchmark for the one-year, five-year and since inception periods, noting that Revolution had underperformed in the last year but outperformed over the 5-year and since inception periods. The Trustees noted the factors cited by Revolution with respect to its underperformance for the 1-year period and the strategy refinements made in light of that performance. After a discussion, the Trustees concluded that Revolution’s performance was not unreasonable.
The Trustees noted that the sub-advisory fee structure was favorable compared to the average fee charged by Revolution to its separately managed account clients in the same strategy. The Trustees also noted that there was not an incentive fee component in the sub-advisory fee. After further discussion, the Trustees concluded that the proposed sub-advisory fee was reasonable.
The Trustees considered whether there were any economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After a discussion, the Trustees agreed that a lack of breakpoints was acceptable.
The Trustees next considered the profits realized by Revolution in connection with its relationship with the Fund and whether the amount of profit was a reasonable profit with respect to the sub-advisory services to be provided to the Fund. The Trustees concluded that Revolution’s level of profit was not excessive.
Having requested and received such information from Revolution as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the Macro Fund.
R.G. Niederhoffer Capital Management (“Niederhoffer”), Sub-Adviser (Macro Fund)
The Trustees next considered the responses provided by Niederhoffer in its 15(c) questionnaire. The Board first reviewed the nature, extent and quality of services provided by Niederhoffer. Counsel and a representative of the

114

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Adviser reviewed the personnel that would be responsible for providing services to the Macro Fund. The Trustees noted that Niederhoffer did not have any recent compliance or litigation issues since the Trustees’ last approval of Niederhoffer as a subadviser to the Fund. The CCO indicated that he had reviewed the compliance program for Niederhoffer and concluded that it was appropriate in light of its business.
The Board then reviewed Niederhoffer’s performance for its allocation of the Macro Fund. The representative of the Adviser reviewed Niederhoffer’s performance for the period for which it has served as a subadviser to the Macro Fund and noted the factors that had affected its performance in the past year. After a discussion, the Trustees concluded that Niederhoffer’s performance was not unreasonable.
Counsel then directed the Trustees to information related to Niederhoffer’s subadvisory fee and its fees for similar accounts. Counsel stated that the subadvisory fee was favorable in comparison to the Niederhoffer’s fee for other accounts, further noting that Niederhoffer did not charge a performance fee for the Macro Fund as it does for some other of its private accounts. The Trustees then reviewed Niederhoffer’s expected profitability with respect to the Macro Fund. After a discussion, the Trustees agreed that the subadvisory fee and Niederhoffer’s profitability with respect to the Macro Fund was reasonable.
Having requested and received such information from Niederhoffer as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Niederhoffer for the Macro Fund is in the best interests of the Fund and its shareholders.
Millrace Asset Group (“Millrace”), Sub-Adviser (LDO Fund)
The Board then considered the responses provided by Millrace in its 15(c) responses. The Trustees noted that Millrace tracked investment opportunities, selected investments, provide compliance services and trade execution for its allocation of the Fund’s portfolio. The Trustees considered the responsibilities of Millrace’s key individuals, noting the experience and backgrounds of these individuals. In response to a question, a representative of the Adviser indicated to the Board that the Adviser was satisfied with the overall services provided by Millrace for the Fund.
A representative of the Adviser discussed Millrace’s overall long/short equity strategy and corresponding investment risks with the Board. The CCO reviewed Millrace’s compliance process including its monitoring of Investment Company Act restrictions, noting that Millrace had not made any material changes to its compliance manual in the past year. Counsel noted that Millrace did not report any material compliance issues or material litigations since the initial approval of Millrace. After a discussion, the Trustees concluded that Millrace was well-suited to continue to perform the services as a sub-adviser to the Fund.
The Trustees noted that Millrace had obtained an E&O/D&O insurance policy since its initial approval as a subadviser. The Trustees concluded that Millrace was appropriately resourced and has a depth of experienced personnel and the investment expertise to provide high quality services to the Fund.
The Trustees considered the investment performance of Millrace’s allocation of the Fund that began in June 2022. A representative of the Adviser discussed Millrace’s underperformance, noting the relevant market and strategy factors. The Trustees also considered the strategy’s longer term performance. After a discussion, the Trustees concluded that Millrace’s performance was not unreasonable.
The Trustees considered the sub-advisory fee charged by Millrace was lower than the fee charged by Millrace to its investment partnerships. After further discussion, the Trustees concluded that the sub-advisory fee was reasonable. The Trustees considered whether there will be economies of scale with respect to the management of the Fund. The Trustees agreed that this was primarily an adviser-level issue and should be considered with respect to the overall advisory contract, taking into consideration the impact of the sub-advisory expense. After discussion, it was the consensus of the Trustees that a lack of breakpoints was acceptable.

115

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
The Trustees considered the profits realized by Millrace in connection with its relationship with the Fund and whether the amount of profit is reasonable with respect to the sub-advisory services to be provided to the Fund. The Trustees noted that Millrace realized a a small profit, both in terms of percentage of revenue as well as actual dollars, based on the amount of assets that Millrace managed for the Fund. After a discussion, the Trustees concluded that the level of profit was not excessive.
Having requested and received such information from Millrace as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the subadvisory agreement with Millrace for the LDO Fund is in the best interests of the Fund and its shareholders.
Bramshill Investments, LLC (“Bramshill”), Sub-Adviser (LSI Fund)
The Trustees then considered the renewal of the sub-advisory agreement with Bramshill with respect to the LSI Fund. The Trustees reviewed the nature, extent and quality of services provided or to be provided by Bramshill for the income strategies for the LSI Fund. The Trustees reviewed the responsibilities of Bramshill’s investment and administrative personnel. A representative of the Adviser stated that Bramshill provides research, security selection and trade execution for the Fund. The CCO reported that Bramshill had an SEC examination that had concluded in June 2023, with minor findings that were not fund-related.
The Trustees noted that Bramshill has not reported any material compliance issues or material litigations in the past year. Counsel noted that Bramshill maintained an insurance policy in an appropriate amount. The Trustees decided that Bramshill has adequate resources available to provide services to the Fund. The Trustees determined that Bramshill was well-suited to continue to perform the services as sub-adviser to the LSI Fund.
The Trustees next considered investment performance information for Bramshill with respect to the LSI Fund. The Trustees noted that Bramshill’s performance was positive for the one-year period and had outperformed the overall Fund. The Board also considered that Bramshill’s performance was favorable as compared to the overall Fund and benchmark for the 5-year and since inception periods. The Board considered the factors cited by Bramshill that had affected performance in the past year. After a discussion, the Trustees agreed that Bramshill’s performance was satisfactory.
The Trustees reviewed the costs of services provided by Bramshill to the LSI Fund. The Trustees noted that Bramshill was profitable with respect to the LSI Fund. Counsel directed the Trustees’ attention to the materials for Bramshill which indicated that Bramshill’s sub-advisory fee was favorable in comparison to fees it charges to other clients. The Board also observed that Bramshill earned a reasonable profit from its management of the Fund. The Trustees concluded that the sub-advisory fees paid to Bramshill by the Adviser and Bramshill’s profitability were reasonable in light of the services provided under the sub-advisory agreements.
Having requested and received such information from Bramshill as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the Sub-Advisory Agreement is in the best interests of the shareholders of the LSI Fund.
Review of Management and Sub-Advisory Agreements
Approval of Advisory Agreement
The Board reviewed the nature, extent and quality of services provided by the Adviser to the LoCorr Market Trend Fund (the “LMT Fund”) and its wholly-owned subsidiary, LCMT Fund Limited with Counsel and then reviewed the 15(c) responses including the key personnel of the Adviser. A Trustees noted that there had been no changes in the personnel providing services to the LMT Fund since the most recent renewal of the LMT Fund’s advisory agreement. A representative of the Adviser noted for the Board that it had continued to oversee the investment program for the LMT Fund consistent with its investment objective, policies and regulatory restrictions since the Fund’s inception and that the Adviser evaluates and oversees the LMT Fund’s sub-advisers. The CCO noted that the Adviser had not made any material changes to its compliance policies since the Board’s last review.

116

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Fund Counsel indicated to the Trustees that there were no material compliance issues or litigations with respect to the Adviser since the most recent renewal of the advisory agreement for the LMT Fund. A representative of the Adviser discussed the Adviser’s financial statements with the Board. Fund Counsel also noted that the Adviser continues to maintain insurance for E&O/D&O coverage. The Trustees noted that, based on their review of the Adviser’s financial statements and their discussion with representatives of the Adviser, the Adviser has the appropriate financial resources to continue to manage the LMT Fund.
After a discussion, the Board concluded that the Adviser continued to be well staffed with experienced personnel, has appropriate financial resources and provides valuable investment expertise and oversight of the LMT Fund and is expected to continue to provide high quality services to the Fund.
The Trustees next considered the Fund’s performance, noting that the Fund had slightly underperformed its peer group average over the past year but had still materially outperformed over the peer group over the 5-year and since inception periods. The Trustees also noted that the Fund had outperformed its Morningstar category, Barclay CTA Index and BofA Merrill Lynch 3-Month Treasury Bill Index over all periods. After a discussion, the Trustees agreed that the Fund’s performance was reasonable.
The Trustees next discussed the advisory fee and the Adviser’s profitability with respect to the LMT Fund. Fund Counsel noted that the investment advisory fee was above the peer group and Morningstar category averages but well within the ranges for each. A representative of the Adviser discussed the peer group and noted the differences between the LMT Fund and some of its peer funds. Fund Counsel then reviewed with the Trustees the Adviser’s profitability with respect to the LMT Fund, noting its profitability margin. After a discussion, the Board concluded that the LMT Fund’s advisory fee and the Adviser’s profitability with respect to the LMT Fund were both reasonable.
Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the LMT Fund and its shareholders.
Approval of Sub-Advisory Agreement
Graham Capital Management, L.P. (“Graham”), Sub-Adviser (LMT Fund & LCMT Fund Limited)
The Trustees then reviewed the responses provided by Graham in its 15(c) questionnaire. The Board again considered the nature, extent and quality of services provided by Graham. Fund Counsel reviewed the individuals responsible for providing services to the Fund, noting that the former chief operating officer had been promoted to chief executive officer in the last year. A representative of the Adviser reviewed Graham’s market trend strategy, risk management practices and its compliance program. Fund Counsel noted for the Board that Graham did not have any recent compliance, litigation or regulatory issues and that Graham continued to maintain appropriate insurance coverage. The Trustees noted that Graham did have a recent routine examination conducted by the SEC and that Graham had reported that there were no material findings from that examination.
The Board then considered Graham’s performance for the LMT Fund. Fund Counsel noted for the Trustees that Graham had lagged the overall performance of the Fund for the 1-year period but had substantially outperformed the benchmark for all periods. A representative of the Adviser indicated that the Adviser remained very satisfied with Graham’s overall performance. After a discussion, the Trustees concluded that the overall performance of Graham was satisfactory.
Fund Counsel then directed the Trustees to information related to Graham’s subadvisory fee and its fees for similar accounts. Counsel stated that the subadvisory fee was relatively favorable in comparison to the Graham’s fee for other accounts, further noting that Graham did not charge a performance fee for the LMT Fund as it does for some other of its private accounts. The Trustees then reviewed Graham’s profitability with respect to the Fund. After a brief discussion, the Trustees agreed that the subadvisory fee and Graham’s profitability with respect to the LMT Fund were both reasonable.

117

LoCorr Investment Trust
Review of Management and Sub-Advisory Agreements
June 30, 2024 (Unaudited) (Continued)
Having requested and received such information from Graham as the Trustees believed to be reasonably necessary to evaluate the terms of the subadvisory agreement, and as assisted by the advice of Fund Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the subadvisory agreement with Graham for the LMT Fund is in the best interests of the Fund and its shareholders.

118

Portfolio Holdings Disclosure (Unaudited)
The Funds file a complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Funds’ Part F of Form N-PORT are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds’ Part F of Form N-PORT may also be obtained by calling toll-free 1-855-523-8637.

119

Proxy voting policies, procedures and record (Unaudited)
You may obtain a description of the Funds’ (1) proxy voting policies, (2) proxy voting procedures and
(3) information regarding how the Funds voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting the Funds directly at 1-855-523-8637, or on the EDGAR Database on the SEC’s website (http:// www.sec.gov).

120

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to open-end investment companies.

Item 19. Exhibits.

(a)	(1) Incorporated by reference to previous Form N-CSR filing.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	LoCorr Investment Trust

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	9/3/24

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kevin Kinzie
Kevin Kinzie, Principal Executive Officer

Date	9/3/24

By (Signature and Title)*	/s/ Jon Essen
Jon Essen, Principal Financial Officer

Date	9/3/24

* Print the name and title of each signing officer under his or her signature.